UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 -
Class A, Class T, Class B and Class C

Annual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Freedom Income Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-4.12%	2.76%
Class T (incl. 3.50% sales charge)	-2.07%	3.02%
Class B (incl. contingent deferred sales charge)B	-3.90%	2.90%
Class C (incl. contingent deferred sales charge)C	0.00%	3.28%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-5.97%	4.33%
Class T (incl. 3.50% sales charge)	-3.92%	4.63%
Class B (incl. contingent deferred sales charge)B	-5.71%	4.59%
Class C (incl. contingent deferred sales charge)C	-1.87%	4.97%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-6.00%	4.99%
Class T (incl. 3.50% sales charge)	-4.00%	5.26%
Class B (incl. contingent deferred sales charge)B	-5.83%	5.18%
Class C (incl. contingent deferred sales charge)C	-1.93%	5.53%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom 2015 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-6.25%	5.24%
Class T (incl. 3.50% sales charge)	-4.36%	5.54%
Class B (incl. contingent deferred sales charge) B	-6.15%	5.51%
Class C (incl. contingent deferred sales charge) C	-2.30%	5.88%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom 2020 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-7.48%	6.70%
Class T (incl. 3.50% sales charge)	-5.45%	7.00%
Class B (incl. contingent deferred sales charge) B	-7.23%	6.94%
Class C (incl. contingent deferred sales charge) C	-3.50%	7.27%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom 2025 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-7.77%	5.87%
Class T (incl. 3.50% sales charge)	-5.81%	6.28%
Class B (incl. contingent deferred sales charge) B	-7.66%	6.16%
Class C (incl. contingent deferred sales charge) C	-3.85%	6.51%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom 2030 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-8.78%	7.42%
Class T (incl. 3.50% sales charge)	-6.87%	7.69%
Class B (incl. contingent deferred sales charge) B	-8.61%	7.64%
Class C (incl. contingent deferred sales charge)C	-4.88%	7.98%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom 2035 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-8.89%	6.35%
Class T (incl. 3.50% sales charge)	-7.03%	6.61%
Class B (incl. contingent deferred sales charge) B	-8.75%	6.58%
Class C (incl. contingent deferred sales charge)C	-5.03%	6.96%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-9.44%	7.91%
Class T (incl. 3.50% sales charge)	-7.41%	8.19%
Class B (incl. contingent deferred sales charge) B	-9.21%	8.15%
Class C (incl. contingent deferred sales charge) C	-5.46%	8.46%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-9.48%	0.64%
Class T (incl. 3.50% sales charge)	-7.58%	1.67%
Class B (incl. contingent deferred sales charge) B	-9.34%	1.05%
Class C (incl. contingent deferred sales charge) C	-5.68%	3.13%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-9.77%	0.53%
Class T (incl. 3.50% sales charge)	-7.79%	1.59%
Class B (incl. contingent deferred sales charge) B	-9.60%	0.99%
Class C (incl. contingent deferred sales charge) C	-5.92%	3.07%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Fidelity Advisor Freedom Funds

Management's Discussion of Fund Performance

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®

Turmoil in the credit markets, together with concerns about slowing economic growth and rising inflation, had broad-reaching effects on capital markets around the world during the 12 months ending March 31, 2008. The Federal Reserve Board acted forcefully in an effort to contain the situation, cutting a key short-term lending rate six times by a total of three full percentage points. Despite these efforts, domestic and international equity markets both struggled, especially late in the period. In the United States, the Standard & Poor's 500SM Index fell 5.08%, the Dow Jones Wilshire 5000 Composite IndexSM was down 5.76% and the technology-heavy NASDAQ Composite® Index declined 5.23%. Overseas, the Morgan Stanley Capital InternationalSM Europe, Australasia, and Far East (MSCI® EAFE®) Index held up a little better - largely due to a favorable currency tail wind - but still dropped 2.57%. The Fed's rate cuts drove many investors toward the relative safety of U.S. government-issued debt, which in turn put selling pressure on higher-risk bond sectors. During the period, U.S. investment-grade bonds had positive results, as the Lehman Brothers® U.S. Aggregate Index gained 7.67%. Short-term assets also were strong, with the Lehman Brothers 3 Month Treasury Bill Index up 4.81%. High-yield bonds, however, suffered from the flight to quality, and the Merrill Lynch® U.S. High Yield Master II Constrained Index fell 3.28%

Returns for the Advisor Freedom Fund's age-based Portfolios were quite muted for the 12-month period. (For specific performance results, please refer to the portfolio performance section of this report.) These tepid results were mostly due to the extreme volatility in the global capital markets, especially in the second half of the period, which was precipitated by the subprime-mortgage-led credit crisis. Only the short-dated Advisor Freedom Income and Advisor Freedom 2005 funds managed to achieve positive absolute returns during this time frame, and those gains were modest. Broadly speaking, the shorter-dated Portfolios benefited from their greater exposure to the generally strong absolute returns of investment-grade bonds and short-term assets, which rose as many investors moved into less-risky asset classes during this volatile period. On a relative basis, however, our investments in the investment-grade and short-term bond categories didn't hold up as well as their individual benchmarks, the Lehman Brothers U.S. Aggregate and Lehman Brothers 3 Month T-Bill indexes, respectively, and the shorter-dated Portfolios lagged as a result. Meanwhile, the Portfolios with longer periods until their maturity dates - specifically, the Advisor Freedom 2030 through Advisor Freedom 2050 funds - generally outpaced or tracked closely with their composite benchmarks. The relative outperformance came mostly because the Portfolios' underlying investments in domestic and international equities, as well as in high-yield bonds, did better than their respective benchmarks, the Dow Jones Wilshire 5000, MSCI EAFE and Merrill Lynch High Yield Constrained indexes, respectively.

Returns for the Advisor Freedom Fund's age-based Portfolios were quite muted for the 12-month period. (For specific performance results, please refer to the portfolio performance section of this report.) These tepid results were mostly due to the extreme volatility in the global capital markets, especially in the second half of the period, which was precipitated by the subprime-mortgage-led credit crisis. Only the short-dated Advisor Freedom Income and Advisor Freedom 2005 funds managed to achieve positive absolute returns during this time frame, and those gains were modest. Broadly speaking, the shorter-dated Portfolios benefited from their greater exposure to the generally strong absolute returns of investment-grade bonds and short-term assets, which rose as many investors moved into less-risky asset classes during this volatile period. On a relative basis, however, our investments in the investment-grade and short-term bond categories didn't hold up as well as their individual benchmarks, the Lehman Brothers U.S. Aggregate and Lehman Brothers 3 Month T-Bill indexes, respectively, and the shorter-dated Portfolios lagged as a result. Meanwhile, the Portfolios with longer periods until their maturity dates - specifically, the Advisor Freedom 2030 through Advisor Freedom 2050 funds - outpaced their composite benchmarks. This relative outperformance came mostly because the Portfolios' underlying investments in domestic and international equities, as well as in high-yield bonds, did better than their respective benchmarks, the Dow Jones Wilshire 5000, MSCI EAFE and Merrill Lynch High Yield Constrained indexes, respectively.

Notes to shareholders: During the past year, some changes were made in the Advisor Freedom Funds' lineup of underlying funds, both in the areas of mega-cap and small-cap stocks, as well as in investment-grade bonds and short-term assets. Some small adjustments to the weightings of the underlying funds also were made as a result of these structural changes. The intent has been to allow for more-efficient management of the risk/return characteristics of the Advisor Freedom Funds. In particular, two new equity offerings, launched specifically for use by asset allocation funds such as these, were added: Fidelity® 100 Index Fund, which invests in many of the market's largest and most liquid "mega-cap" stocks, an area that was previously underrepresented in the Portfolios; and Fidelity Small Cap Opportunities Fund, whose generally sector-neutral asset allocation in the small-cap space should help the Advisor Freedom Funds better manage overall sector exposure from a risk perspective. In addition, as was indicated over the past year, Fidelity made changes to the underlying funds within the investment-grade bond category. In particular, we added Fidelity Advisor Total Bond Fund and increased asset flows into Fidelity Advisor Government Income Fund. Meanwhile, in the short-term asset category, the Funds have completed the transition from Fidelity Cash Reserves to Fidelity Institutional Money Market Portfolio - Institutional Class, a move intended to provide a more cost-efficient alternative.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 982.90	$ 1.24
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 981.70	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 978.40	$ 4.95
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 978.20	$ 4.95
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 984.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 943.70	$ 1.21
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 942.30	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 940.80	$ 4.85
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 940.40	$ 4.85
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Institutional Class
Actual	$ 1,000.00	$ 945.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 940.50	$ 1.21
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 939.90	$ 2.42
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 936.90	$ 4.84
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 937.20	$ 4.84
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 942.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 933.20	$ 1.21
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 931.10	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 928.90	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 929.00	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 934.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 912.90	$ 1.20
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 912.30	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 909.80	$ 4.77
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 909.30	$ 4.77
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 913.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 907.30	$ 1.19
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 906.20	$ 2.38
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class B
Actual	$ 1,000.00	$ 903.60	$ 4.76
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 903.20	$ 4.76
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 908.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 889.50	$ 1.18
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 888.50	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 886.00	$ 4.71
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 886.60	$ 4.72
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 890.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 887.50	$ 1.18
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 886.40	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 884.70	$ 4.71
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 884.00	$ 4.71
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 888.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 881.00	$ 1.18
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 880.70	$ 2.35
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 877.80	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 878.30	$ 4.70
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 882.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Advisor Freedom 2045
Class A
Actual	$ 1,000.00	$ 878.90	$ 1.17
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 876.70	$ 2.35
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 874.70	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 874.60	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 878.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2050
Class A
Actual	$ 1,000.00	$ 873.90	$ 1.17
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 873.30	$ 2.34
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 871.20	$ 4.68
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 870.70	$ 4.68
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 875.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Advisor Freedom Income
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2005
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2010
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Annualized Expense Ratio
Advisor Freedom 2015
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2020
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2025
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2030
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2035
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2040
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2045
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2050
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.3	0.9
Fidelity Advisor Dividend Growth Fund Institutional Class	2.2	3.0
Fidelity Advisor Equity Growth Fund Institutional Class	2.4	2.5
Fidelity Advisor Equity Income Fund Institutional Class	3.8	3.6
Fidelity Advisor Growth & Income Fund Institutional Class	3.3	3.2
Fidelity Advisor Large Cap Fund Institutional Class	3.3	3.2
Fidelity Advisor Mid Cap Fund Institutional Class	1.8	1.6
Fidelity Advisor Small Cap Fund Institutional Class	0.8	0.9
Fidelity Small Cap Opportunities Fund	0.9	0.6
	19.8	19.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.8	4.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.0	9.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	6.7	9.5
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.6	6.6
Fidelity Advisor Total Bond Fund Institutional Class	11.9	10.4
	34.2	36.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	20.3	19.8
Fidelity Institutional Money Market Portfolio Institutional Class*	20.9	19.8
	41.2	39.6
	100.0	100.0

* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.8%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	41.2%

Six months ago
Domestic Equity Funds	19.5%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	36.1%
Short-Term Funds	39.6%

The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.8%
	Shares	Value
Domestic Equity Funds - 19.8%
Fidelity 100 Index Fund	220,666	$ 2,105,154
Fidelity Advisor Dividend Growth Fund Institutional Class	320,996	3,611,203
Fidelity Advisor Equity Growth Fund Institutional Class	65,494	3,886,399
Fidelity Advisor Equity Income Fund Institutional Class	232,523	6,178,144
Fidelity Advisor Growth & Income Fund Institutional Class	291,084	5,419,983
Fidelity Advisor Large Cap Fund Institutional Class	298,800	5,327,608
Fidelity Advisor Mid Cap Fund Institutional Class	139,078	2,877,514
Fidelity Advisor Small Cap Fund Institutional Class	54,543	1,295,934
Fidelity Small Cap Opportunities Fund	179,626	1,424,435
TOTAL EQUITY FUNDS (Cost $32,547,024)		32,126,374
Fixed-Income Funds - 39.0%

High Yield Fixed-Income Funds - 4.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	875,338	7,808,014
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Advisor Government Income Fund Institutional Class	1,368,499	$ 14,588,195
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,020,794	10,840,833
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,034,250	10,549,353
Fidelity Advisor Total Bond Fund Institutional Class	1,873,806	19,281,466
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		55,259,847
TOTAL FIXED-INCOME FUNDS (Cost $63,234,817)		63,067,861
Short-Term Funds - 41.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,615,857	32,795,822
Fidelity Institutional Money Market Portfolio Institutional Class	33,809,591	33,809,588
TOTAL SHORT-TERM FUNDS (Cost $67,645,445)		66,605,410
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $163,427,286)		$ 161,799,645

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $163,427,286) - See accompanying schedule		$ 161,799,645
Receivable for investments sold		263,212
Receivable for fund shares sold		463,297
Other receivables		436
Total assets		162,526,590

Liabilities
Payable for investments purchased	$ 2,220
Payable for fund shares redeemed	743,840
Distribution fees payable	53,552
Total liabilities		799,612

Net Assets		$ 161,726,978
Net Assets consist of:
Paid in capital		$ 162,332,367
Undistributed net investment income		425,599
Accumulated undistributed net realized gain (loss) on investments		596,653
Net unrealized appreciation (depreciation) on investments		(1,627,641)
Net Assets		$ 161,726,978

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($87,468,742 ÷ 8,363,862 shares)		$ 10.46

Maximum offering price per share (100/94.25 of $10.46)		$ 11.10
Class T: Net Asset Value and redemption price per share ($44,882,045 ÷ 4,295,161 shares)		$ 10.45

Maximum offering price per share (100/96.50 of $10.45)		$ 10.83
Class B: Net Asset Value and offering price per share ($5,538,956 ÷ 530,561 shares)A		$ 10.44

Class C: Net Asset Value and offering price per share ($14,718,046 ÷ 1,410,490 shares)A		$ 10.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,119,189 ÷ 870,354 shares)		$ 10.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 5,563,641

Expenses
Distribution fees	$ 588,712
Independent trustees' compensation	512
Total expenses before reductions	589,224
Expense reductions	(512)	588,712
Net investment income (loss)		4,974,929
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(654,300)
Capital gain distributions from underlying funds	1,558,408	904,108
Change in net unrealized appreciation (depreciation) on underlying funds		(4,555,179)
Net gain (loss)		(3,651,071)
Net increase (decrease) in net assets resulting from operations		$ 1,323,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,974,929	$ 2,749,441
Net realized gain (loss)	904,108	562,910
Change in net unrealized appreciation (depreciation)	(4,555,179)	1,958,431
Net increase (decrease) in net assets resulting from operations	1,323,858	5,270,782
Distributions to shareholders from net investment income	(4,882,484)	(2,616,706)
Distributions to shareholders from net realized gain	(774,653)	(557,413)
Total distributions	(5,657,137)	(3,174,119)
Share transactions - net increase (decrease)	55,528,124	37,757,598
Total increase (decrease) in net assets	51,194,845	39,854,261

Net Assets
Beginning of period	110,532,133	70,677,872
End of period (including undistributed net investment income of $425,599 and undistributed net investment income of $332,205, respectively)	$ 161,726,978	$ 110,532,133

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.40	.36	.29	.20	.13
Net realized and unrealized gain (loss)	(.21)	.29	.23	(.10)	.36
Total from investment operations	.19	.65	.52	.10	.49
Distributions from net investment income	(.40)	(.35)	(.27)	(.19)	(.09)
Distributions from net realized gain	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.47) J	(.43)	(.30) I	(.20)	(.09)
Net asset value, end of period	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D	1.73%	6.38%	5.12%	.99%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	3.77%	3.46%	2.83%	1.96%	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,469	$ 49,721	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	56%	38%	21%	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

J Total distributions of $.469 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.38	.34	.27	.18	.11
Net realized and unrealized gain (loss)	(.22)	.29	.22	(.10)	.37
Total from investment operations	.16	.63	.49	.08	.48
Distributions from net investment income	(.38)	(.33)	(.24)	(.16)	(.09)
Distributions from net realized gain	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.44)I	(.41)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Total Return B, C, D	1.48%	6.11%	4.78%	.79%	4.78%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	3.52%	3.21%	2.58%	1.71%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,882	$ 39,739	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	56%	38%	21%	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.443 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.29	.22	.12	.07
Net realized and unrealized gain (loss)	(.21)	.28	.21	(.10)	.37
Total from investment operations	.11	.57	.43	.02	.44
Distributions from net investment income	(.32)	(.27)	(.19)	(.10)	(.06)
Distributions from net realized gain	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.39)J	(.35)	(.22) I	(.11)	(.06)
Net asset value, end of period	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D	.97%	5.57%	4.27%	.23%	4.45%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	3.02%	2.71%	2.08%	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,539	$ 4,993	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	56%	38%	21%	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

J Total distributions of $.338 per share is comprised of distributions from net investment income of $.322 and distribution from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.29	.22	.12	.07
Net realized and unrealized gain (loss)	(.21)	.27	.22	(.09)	.37
Total from investment operations	.11	.56	.44	.03	.44
Distributions from net investment income	(.32)	(.27)	(.19)	(.11)	(.07)
Distributions from net realized gain	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.39) J	(.35)	(.22) I	(.12)	(.07)
Net asset value, end of period	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D	.97%	5.48%	4.37%	.24%	4.39%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	3.02%	2.71%	2.08%	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,718	$ 13,279	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	56%	38%	21%	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

J Total distributions of $.389 per share is comprised of distributions from net investment income of $.323 and distribution from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.43	.39	.32	.23	.14
Net realized and unrealized gain (loss)	(.21)	.30	.23	(.11)	.37
Total from investment operations	.22	.69	.55	.12	.51
Distributions from net investment income	(.43)	(.38)	(.29)	(.21)	(.10)
Distributions from net realized gain	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.50)H	(.46)	(.33)	(.22)	(.10)
Net asset value, end of period	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Total ReturnB, C	2.00%	6.72%	5.39%	1.21%	5.16%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.01%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.01%	.08%	.08%A
Net investment income (loss)	4.02%	3.71%	3.08%	2.21%	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,119	$ 2,800	$ 1,134	$ 626	$ 359
Portfolio turnover rate	56%	38%	21%	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.498 per share is comprised of distributions from net investment income of $.432 and distribution from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.1	1.5
Fidelity Advisor Dividend Growth Fund Institutional Class	4.6	6.3
Fidelity Advisor Equity Growth Fund Institutional Class	4.6	5.1
Fidelity Advisor Equity Income Fund Institutional Class	7.2	7.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.3	6.4
Fidelity Advisor Large Cap Fund Institutional Class	6.3	6.4
Fidelity Advisor Mid Cap Fund Institutional Class	3.2	3.1
Fidelity Advisor Small Cap Fund Institutional Class	1.6	1.8
Fidelity Small Cap Opportunities Fund	1.6	1.1
	37.5	39.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.3	4.8
Fidelity Advisor Overseas Fund Institutional Class	4.3	4.8
	8.6	9.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	10.1	9.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	6.5	9.0
Fidelity Advisor Strategic Real Return Fund Institutional Class	7.0	6.8
Fidelity Advisor Total Bond Fund Institutional Class	12.4	9.9
	36.0	34.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	6.4	6.4
Fidelity Institutional Money Market Portfolio Institutional Class*	6.6	4.5
Fidelity Cash Reserves Fund	0.0	0.8
	13.0	11.7
	100.0	100.0

* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	37.5%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	39.1%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	11.7%

Expected
Domestic Equity Funds	38.7%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.6%
Short-Term Funds	14.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.1%
	Shares	Value
Domestic Equity Funds - 37.5%
Fidelity 100 Index Fund	313,258	$ 2,988,479
Fidelity Advisor Dividend Growth Fund Institutional Class	596,370	6,709,167
Fidelity Advisor Equity Growth Fund Institutional Class	112,812	6,694,243
Fidelity Advisor Equity Income Fund Institutional Class	389,089	10,338,090
Fidelity Advisor Growth & Income Fund Institutional Class	491,987	9,160,789
Fidelity Advisor Large Cap Fund Institutional Class	507,683	9,051,991
Fidelity Advisor Mid Cap Fund Institutional Class	221,395	4,580,667
Fidelity Advisor Small Cap Fund Institutional Class	97,900	2,326,103
Fidelity Small Cap Opportunities Fund	288,479	2,287,642
TOTAL DOMESTIC EQUITY FUNDS		54,137,171
International Equity Funds - 8.6%
Fidelity Advisor Diversified International Fund Institutional Class	310,694	6,232,525
Fidelity Advisor Overseas Fund Institutional Class	289,798	6,233,549
TOTAL INTERNATIONAL EQUITY FUNDS		12,466,074
TOTAL EQUITY FUNDS (Cost $70,085,970)		66,603,245
Fixed-Income Funds - 40.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	786,741	7,017,733
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Advisor Government Income Fund Institutional Class	1,372,138	14,626,987
Fidelity Advisor Intermediate Bond Fund Institutional Class	882,378	9,370,852
Fidelity Advisor Strategic Real Return Fund Institutional Class	992,309	10,121,553
Fidelity Advisor Total Bond Fund Institutional Class	1,740,741	17,912,222
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		52,031,614
TOTAL FIXED-INCOME FUNDS (Cost $59,118,311)		59,049,347
Short-Term Funds - 13.0%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,011,686	$ 9,175,995
Fidelity Institutional Money Market Portfolio Institutional Class	9,562,038	9,562,038
TOTAL SHORT-TERM FUNDS (Cost $19,038,890)		18,738,033
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $148,243,171)		$ 144,390,625

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $148,243,171) - See accompanying schedule		$ 144,390,625
Receivable for investments sold		20,356
Receivable for fund shares sold		184,985
Other affiliated receivables		16,886
Total assets		144,612,852

Liabilities
Payable for investments purchased	$ 58,591
Payable for fund shares redeemed	147,123
Distribution fees payable	41,728
Total liabilities		247,442

Net Assets		$ 144,365,410
Net Assets consist of:
Paid in capital		$ 145,241,144
Undistributed net investment income		635,370
Accumulated undistributed net realized gain (loss) on investments		2,341,442
Net unrealized appreciation (depreciation) on investments		(3,852,546)
Net Assets		$ 144,365,410

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($98,483,131 ÷ 8,635,984 shares)		$ 11.40

Maximum offering price per share (100/94.25 of $11.40)		$ 12.10
Class T: Net Asset Value and redemption price per share ($20,836,711 ÷ 1,828,784 shares)		$ 11.39

Maximum offering price per share (100/96.50 of $11.39)		$ 11.80
Class B: Net Asset Value and offering price per share ($4,348,420 ÷ 382,565 shares)A		$ 11.37

Class C: Net Asset Value and offering price per share ($11,052,416 ÷ 974,378 shares)A		$ 11.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,644,732 ÷ 841,833 shares)		$ 11.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 3,326,689

Expenses
Distribution fees	$ 425,752
Independent trustees' compensation	405
Total expenses before reductions	426,157
Expense reductions	(405)	425,752
Net investment income (loss)		2,900,937
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(652,406)
Capital gain distributions from underlying funds	3,502,546	2,850,140
Change in net unrealized appreciation (depreciation) on underlying funds		(8,225,598)
Net gain (loss)		(5,375,458)
Net increase (decrease) in net assets resulting from operations		$ (2,474,521)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,900,937	$ 1,313,903
Net realized gain (loss)	2,850,140	1,084,846
Change in net unrealized appreciation (depreciation)	(8,225,598)	2,293,259
Net increase (decrease) in net assets resulting from operations	(2,474,521)	4,692,008
Distributions to shareholders from net investment income	(2,559,208)	(1,128,986)
Distributions to shareholders from net realized gain	(1,386,548)	(779,745)
Total distributions	(3,945,756)	(1,908,731)
Share transactions - net increase (decrease)	64,573,415	40,480,285
Total increase (decrease) in net assets	58,153,138	43,263,562

Net Assets
Beginning of period	86,212,272	42,948,710
End of period (including undistributed net investment income of $635,370 and undistributed net investment income of $327,028, respectively)	$ 144,365,410	$ 86,212,272

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.28	.25	.22	.09
Net realized and unrealized gain (loss)	(.34)	.63	.76	.03	.46
Total from investment operations	(.01)	.91	1.01	.25	.55
Distributions from net investment income	(.26)	(.23)	(.20)	(.17)	(.06)
Distributions from net realized gain	(.16)	(.18)	(.05)	- I	-
Total distributions	(.42)	(.41)	(.25)	(.17)	(.06)
Net asset value, end of period	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Total Return B, C, D	(.23)%	8.21%	9.63%	2.38%	5.52%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	2.74%	2.49%	2.25%	2.13%	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,483	$ 49,418	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	30%	30%	34%	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.30	.25	.22	.20	.08
Net realized and unrealized gain (loss)	(.33)	.63	.75	.03	.46
Total from investment operations	(.03)	.88	.97	.23	.54
Distributions from net investment income	(.23)	(.20)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.16)	(.18)	(.05)	-I	-
Total distributions	(.39)	(.38)	(.22)	(.15)J	(.06)
Net asset value, end of period	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Total ReturnB, C, D	(.44)%	7.95%	9.31%	2.17%	5.36%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.50%	.58%	.58%A
Net investment income (loss)	2.49%	2.24%	2.00%	1.88%	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,837	$ 20,289	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	30%	30%	34%	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.24	.20	.16	.14	.06
Net realized and unrealized gain (loss)	(.33)	.62	.76	.03	.46
Total from investment operations	(.09)	.82	.92	.17	.52
Distributions from net investment income	(.16)	(.14)	(.12)	(.11)	(.05)
Distributions from net realized gain	(.16)	(.18)	(.05)	-I	-
Total distributions	(.32)	(.32)	(.17)	(.11)	(.05)
Net asset value, end of period	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Total ReturnB, C, D	(.89)%	7.40%	8.80%	1.64%	5.21%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.08%	1.08%A
Net investment income (loss)	1.99%	1.74%	1.50%	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,348	$ 3,974	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	30%	30%	34%	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.24	.20	.16	.14	.06
Net realized and unrealized gain (loss)	(.33)	.62	.75	.04	.46
Total from investment operations	(.09)	.82	.91	.18	.52
Distributions from net investment income	(.17)	(.15)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.16)	(.18)	(.05)	-I	-
Total distributions	(.33)	(.33)	(.17)	(.12)	(.05)
Net asset value, end of period	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Total ReturnB, C, D	(.91)%	7.36%	8.74%	1.74%	5.21%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.99%	1.74%	1.50%	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,052	$ 9,107	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	30%	30%	34%	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.35	.31	.28	.25	.10
Net realized and unrealized gain (loss)	(.32)	.62	.76	.04	.45
Total from investment operations	.03	.93	1.04	.29	.55
Distributions from net investment income	(.28)	(.25)	(.22)	(.18)	(.06)
Distributions from net realized gain	(.16)	(.18)	(.05)	-H	-
Total distributions	(.44)	(.43)	(.27)	(.18)	(.06)
Net asset value, end of period	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Total ReturnB, C	.12%	8.37%	9.92%	2.79%	5.52%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	2.99%	2.74%	2.50%	2.38%	2.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,645	$ 3,424	$ 1,376	$ 651	$ 397
Portfolio turnover rate	30%	30%	34%	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.4	1.5
Fidelity Advisor Dividend Growth Fund Institutional Class	4.6	6.5
Fidelity Advisor Equity Growth Fund Institutional Class	4.9	5.2
Fidelity Advisor Equity Income Fund Institutional Class	7.4	7.5
Fidelity Advisor Growth & Income Fund Institutional Class	6.6	6.5
Fidelity Advisor Large Cap Fund Institutional Class	6.5	6.6
Fidelity Advisor Mid Cap Fund Institutional Class	3.3	3.2
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.9
Fidelity Small Cap Opportunities Fund	1.6	1.1
	39.0	40.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.8	5.2
Fidelity Advisor Overseas Fund Institutional Class	4.8	5.1
	9.6	10.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.8	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	8.5	9.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	7.1	9.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	7.0	6.9
Fidelity Advisor Total Bond Fund Institutional Class	13.3	10.2
	35.9	35.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.9	5.2
Fidelity Institutional Money Market Portfolio Institutional Class*	5.8	4.1
Fidelity Cash Reserves Fund	0.0	0.2
	10.7	9.5
	100.0	100.0

* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.0%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	10.7%

Six months ago
Domestic Equity Funds	40.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	9.5%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.8%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.6%
	Shares	Value
Domestic Equity Funds - 39.0%
Fidelity 100 Index Fund	1,848,178	$ 17,631,615
Fidelity Advisor Dividend Growth Fund Institutional Class	2,979,043	33,514,228
Fidelity Advisor Equity Growth Fund Institutional Class	595,253	35,322,342
Fidelity Advisor Equity Income Fund Institutional Class	2,022,481	53,737,317
Fidelity Advisor Growth & Income Fund Institutional Class	2,564,009	47,741,839
Fidelity Advisor Large Cap Fund Institutional Class	2,657,074	47,375,627
Fidelity Advisor Mid Cap Fund Institutional Class	1,176,062	24,332,714
Fidelity Advisor Small Cap Fund Institutional Class	516,076	12,261,975
Fidelity Small Cap Opportunities Fund	1,446,258	11,468,823
TOTAL DOMESTIC EQUITY FUNDS		283,386,480
International Equity Funds - 9.6%
Fidelity Advisor Diversified International Fund Institutional Class	1,738,618	34,876,676
Fidelity Advisor Overseas Fund Institutional Class	1,617,670	34,796,080
TOTAL INTERNATIONAL EQUITY FUNDS		69,672,756
TOTAL EQUITY FUNDS (Cost $358,600,859)		353,059,236
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 4.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,931,343	35,067,578
Investment Grade Fixed-Income Funds - 35.9%
Fidelity Advisor Government Income Fund Institutional Class	5,789,886	61,720,187
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,856,456	51,575,560
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,951,090	50,501,116
Fidelity Advisor Total Bond Fund Institutional Class	9,378,292	96,502,618
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		260,299,481
TOTAL FIXED-INCOME FUNDS (Cost $296,344,243)		295,367,059
Short-Term Funds - 10.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,912,513	$ 35,486,495
Fidelity Institutional Money Market Portfolio Institutional Class	42,506,097	42,506,097
TOTAL SHORT-TERM FUNDS (Cost $79,395,670)		77,992,592
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $734,340,772)		$ 726,418,887

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $734,340,772) - See accompanying schedule		$ 726,418,887
Cash		155,233
Receivable for investments sold		24,883
Receivable for fund shares sold		2,008,164
Other affiliated receivables		33,646
Total assets		728,640,813

Liabilities
Payable for investments purchased	$ 293,429
Payable for fund shares redeemed	1,818,029
Distribution fees payable	242,801
Total liabilities		2,354,259

Net Assets		$ 726,286,554
Net Assets consist of:
Paid in capital		$ 715,728,283
Undistributed net investment income		2,813,532
Accumulated undistributed net realized gain (loss) on investments		15,666,624
Net unrealized appreciation (depreciation) on investments		(7,921,885)
Net Assets		$ 726,286,554

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($377,118,379 ÷ 32,006,062 shares)		$ 11.78

Maximum offering price per share (100/94.25 of $11.78)		$ 12.50
Class T: Net Asset Value and redemption price per share ($216,732,049 ÷ 18,461,569 shares)		$ 11.74

Maximum offering price per share (100/96.50 of $11.74)		$ 12.17
Class B: Net Asset Value and offering price per share ($34,136,824 ÷ 2,916,771 shares)A		$ 11.70

Class C: Net Asset Value and offering price per share ($58,377,737 ÷ 5,002,489 shares)A		$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,921,565 ÷ 3,376,540 shares)		$ 11.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 18,961,475

Expenses
Distribution fees	$ 2,764,260
Independent trustees' compensation	2,428
Total expenses before reductions	2,766,688
Expense reductions	(2,428)	2,764,260
Net investment income (loss)		16,197,215
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,851,279)
Capital gain distributions from underlying funds	20,506,751	18,655,472
Change in net unrealized appreciation (depreciation) on underlying funds		(43,687,591)
Net gain (loss)		(25,032,119)
Net increase (decrease) in net assets resulting from operations		$ (8,834,904)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,197,215	$ 9,598,170
Net realized gain (loss)	18,655,472	8,098,050
Change in net unrealized appreciation (depreciation)	(43,687,591)	17,456,575
Net increase (decrease) in net assets resulting from operations	(8,834,904)	35,152,795
Distributions to shareholders from net investment income	(15,296,262)	(8,928,486)
Distributions to shareholders from net realized gain	(9,299,886)	(6,751,314)
Total distributions	(24,596,148)	(15,679,800)
Share transactions - net increase (decrease)	212,322,173	154,994,187
Total increase (decrease) in net assets	178,891,121	174,467,182

Net Assets
Beginning of period	547,395,433	372,928,251
End of period (including undistributed net investment income of $2,813,532 and undistributed net investment income of $1,918,008, respectively)	$ 726,286,554	$ 547,395,433

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.29	.25	.23	.16
Net realized and unrealized gain (loss)	(.34)	.66	.80	.04	.83
Total from investment operations	(.01)	.95	1.05	.27	.99
Distributions from net investment income	(.30)	(.26)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.19)	(.20)	(.06)	- I	-
Total distributions	(.49)	(.46)	(.27) J	(.18)	(.07)
Net asset value, end of period	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Total Return B, C, D	(.27)%	8.22%	9.65%	2.48%	9.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	2.66%	2.43%	2.23%	2.10%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 377,118	$ 248,500	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	15%	22%	7%	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.30	.26	.22	.20	.14
Net realized and unrealized gain (loss)	(.34)	.66	.80	.04	.83
Total from investment operations	(.04)	.92	1.02	.24	.97
Distributions from net investment income	(.27)	(.23)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.19)	(.20)	(.06)	- I	-
Total distributions	(.46)	(.43)	(.24) J	(.17)	(.07)
Net asset value, end of period	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D	(.52)%	8.00%	9.42%	2.18%	9.72%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	2.41%	2.18%	1.98%	1.86%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,732	$ 194,563	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	15%	22%	7%	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.24	.20	.17	.15	.10
Net realized and unrealized gain (loss)	(.35)	.66	.79	.04	.83
Total from investment operations	(.11)	.86	.96	.19	.93
Distributions from net investment income	(.20)	(.17)	(.13)	(.12)	(.06)
Distributions from net realized gain	(.19)	(.20)	(.06)	- I	-
Total distributions	(.39)	(.37)	(.19)	(.12)	(.06)
Net asset value, end of period	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Total Return B, C, D	(1.04)%	7.47%	8.83%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.91%	1.68%	1.48%	1.35%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,137	$ 34,834	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	15%	22%	7%	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.20	.17	.15	.10
Net realized and unrealized gain (loss)	(.33)	.66	.78	.04	.83
Total from investment operations	(.10)	.86	.95	.19	.93
Distributions from net investment income	(.21)	(.18)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.19)	(.20)	(.06)	- I	-
Total distributions	(.40)	(.38)	(.19) J	(.13)	(.06)
Net asset value, end of period	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Total Return B, C, D	(.97)%	7.45%	8.78%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.91%	1.68%	1.48%	1.36%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,378	$ 47,918	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	15%	22%	7%	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.36	.32	.28	.26	.17
Net realized and unrealized gain (loss)	(.34)	.67	.80	.05	.83
Total from investment operations	.02	.99	1.08	.31	1.00
Distributions from net investment income	(.33)	(.29)	(.24)	(.20)	(.07)
Distributions from net realized gain	(.19)	(.20)	(.06)	- H	-
Total distributions	(.52)	(.49)	(.29) J	(.21) I	(.07)
Net asset value, end of period	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Total Return B, C	(.05)%	8.52%	9.94%	2.80%	10.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.01%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.01%	.08%	.08%A
Net investment income (loss)	2.91%	2.68%	2.48%	2.35%	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,922	$ 21,580	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	15%	22%	7%	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.

J Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.8	1.6
Fidelity Advisor Dividend Growth Fund Institutional Class	5.0	7.2
Fidelity Advisor Equity Growth Fund Institutional Class	5.4	5.7
Fidelity Advisor Equity Income Fund Institutional Class	8.2	8.4
Fidelity Advisor Growth & Income Fund Institutional Class	7.2	7.3
Fidelity Advisor Large Cap Fund Institutional Class	7.2	7.3
Fidelity Advisor Mid Cap Fund Institutional Class	3.7	3.6
Fidelity Advisor Small Cap Fund Institutional Class	1.8	2.1
Fidelity Small Cap Opportunities Fund	1.7	1.2
	43.0	44.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.3	5.8
Fidelity Advisor Overseas Fund Institutional Class	5.2	5.7
	10.5	11.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.5	5.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	8.2	8.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	6.4	8.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.5	6.3
Fidelity Advisor Total Bond Fund Institutional Class	12.2	9.5
	33.3	32.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.4	3.3
Fidelity Institutional Money Market Portfolio Institutional Class*	4.3	2.3
Fidelity Cash Reserves Fund	0.0	0.2
	7.7	5.8
	100.0	100.0

* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.0%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	7.7%

Six months ago
Domestic Equity Funds	44.4%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	32.4%
Short-Term Funds	5.8%

Expected
Domestic Equity Funds	42.9%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.5%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity 100 Index Fund	2,645,034	$ 25,233,625
Fidelity Advisor Dividend Growth Fund Institutional Class	3,993,379	44,925,511
Fidelity Advisor Equity Growth Fund Institutional Class	810,769	48,111,011
Fidelity Advisor Equity Income Fund Institutional Class	2,771,566	73,640,501
Fidelity Advisor Growth & Income Fund Institutional Class	3,491,939	65,019,908
Fidelity Advisor Large Cap Fund Institutional Class	3,625,464	64,642,024
Fidelity Advisor Mid Cap Fund Institutional Class	1,598,886	33,080,945
Fidelity Advisor Small Cap Fund Institutional Class	694,790	16,508,222
Fidelity Small Cap Opportunities Fund	1,958,993	15,534,812
TOTAL DOMESTIC EQUITY FUNDS		386,696,559
International Equity Funds - 10.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,355,270	47,246,707
Fidelity Advisor Overseas Fund Institutional Class	2,191,494	47,139,036
TOTAL INTERNATIONAL EQUITY FUNDS		94,385,743
TOTAL EQUITY FUNDS (Cost $498,628,499)		481,082,302
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,534,140	49,364,529
Investment Grade Fixed-Income Funds - 33.3%
Fidelity Advisor Government Income Fund Institutional Class	6,913,611	73,699,095
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,462,712	58,014,003
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,709,727	58,239,213
Fidelity Advisor Total Bond Fund Institutional Class	10,657,111	109,661,672
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		299,613,983
TOTAL FIXED-INCOME FUNDS (Cost $350,566,419)		348,978,512
Short-Term Funds - 7.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,383,421	$ 30,687,626
Fidelity Institutional Money Market Portfolio Institutional Class	39,071,833	39,071,833
TOTAL SHORT-TERM FUNDS (Cost $70,793,168)		69,759,459
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $919,988,086)		$ 899,820,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $919,988,086) - See accompanying schedule		$ 899,820,273
Cash		264,188
Receivable for investments sold		106,716
Receivable for fund shares sold		1,596,028
Other affiliated receivables		119,526
Total assets		901,906,731

Liabilities
Payable for investments purchased	$ 149,652
Payable for fund shares redeemed	1,820,986
Distribution fees payable	278,691
Total liabilities		2,249,329

Net Assets		$ 899,657,402
Net Assets consist of:
Paid in capital		$ 895,110,751
Undistributed net investment income		3,034,550
Accumulated undistributed net realized gain (loss) on investments		21,679,914
Net unrealized appreciation (depreciation) on investments		(20,167,813)
Net Assets		$ 899,657,402

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,887,697 ÷ 43,720,007 shares)		$ 11.85

Maximum offering price per share (100/94.25 of $11.85)		$ 12.57
Class T: Net Asset Value and redemption price per share ($203,821,531 ÷ 17,239,492 shares)		$ 11.82

Maximum offering price per share (100/96.50 of $11.82)		$ 12.25
Class B: Net Asset Value and offering price per share ($43,608,473 ÷ 3,703,917 shares)A		$ 11.77

Class C: Net Asset Value and offering price per share ($65,542,722 ÷ 5,572,389 shares)A		$ 11.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($68,796,979 ÷ 5,776,804 shares)		$ 11.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 20,739,202
Interest		160
Total income		20,739,362

Expenses
Distribution fees	$ 3,093,958
Independent trustees' compensation	2,828
Total expenses before reductions	3,096,786
Expense reductions	(2,828)	3,093,958
Net investment income (loss)		17,645,404
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,324,320)
Capital gain distributions from underlying funds	26,836,507	25,512,187
Change in net unrealized appreciation (depreciation) on underlying funds		(59,466,789)
Net gain (loss)		(33,954,602)
Net increase (decrease) in net assets resulting from operations		$ (16,309,198)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,645,404	$ 9,219,648
Net realized gain (loss)	25,512,187	11,453,628
Change in net unrealized appreciation (depreciation)	(59,466,789)	19,737,804
Net increase (decrease) in net assets resulting from operations	(16,309,198)	40,411,080
Distributions to shareholders from net investment income	(15,992,861)	(8,406,068)
Distributions to shareholders from net realized gain	(13,493,586)	(6,941,908)
Total distributions	(29,486,447)	(15,347,976)
Share transactions - net increase (decrease)	329,823,067	240,828,001
Total increase (decrease) in net assets	284,027,422	265,891,105

Net Assets
Beginning of period	615,629,980	349,738,875
End of period (including undistributed net investment income of $3,034,550 and undistributed net investment income of $1,688,198, respectively)	$ 899,657,402	$ 615,629,980

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.31	.26	.22	.21	.07
Net realized and unrealized gain (loss)	(.35)	.74	1.07	.13	.56
Total from investment operations	(.04)	1.00	1.29	.34	.63
Distributions from net investment income	(.27)	(.23)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.24)	(.21)	(.06)	- I	-
Total distributions	(.51) J	(.44)	(.22)	(.14)	(.06)
Net asset value, end of period	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Total Return B, C, D	(.53)%	8.56%	12.12%	3.22%	6.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	2.46%	2.21%	1.93%	2.02%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 517,888	$ 291,783	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	13%	11%	4%	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.511 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.28	.23	.19	.19	.06
Net realized and unrealized gain (loss)	(.36)	.75	1.06	.13	.57
Total from investment operations	(.08)	.98	1.25	.32	.63
Distributions from net investment income	(.23)	(.20)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.24)	(.21)	(.06)	- I	-
Total distributions	(.48)J	(.41)	(.20)	(.13)	(.06)
Net asset value, end of period	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D	(.89)%	8.40%	11.71%	3.01%	6.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	2.21%	1.96%	1.68%	1.77%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,822	$ 186,106	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	13%	11%	4%	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.476 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.21	.17	.13	.13	.04
Net realized and unrealized gain (loss)	(.36)	.74	1.06	.13	.58
Total from investment operations	(.15)	.91	1.19	.26	.62
Distributions from net investment income	(.17)	(.14)	(.09)	(.09)	(.06)
Distributions from net realized gain	(.24)	(.21)	(.06)	-I	-
Total distributions	(.41)J	(.35)	(.15)	(.09)	(.06)
Net asset value, end of period	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Total ReturnB, C, D	(1.37)%	7.83%	11.17%	2.49%	6.17%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.71%	1.46%	1.18%	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,608	$ 41,424	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	13%	11%	4%	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.414 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.21	.17	.13	.13	.04
Net realized and unrealized gain (loss)	(.35)	.74	1.06	.13	.57
Total from investment operations	(.14)	.91	1.19	.26	.61
Distributions from net investment income	(.18)	(.15)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.24)	(.21)	(.06)	-I	-
Total distributions	(.42)J	(.36)	(.15)	(.09)	(.05)
Net asset value, end of period	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Total ReturnB, C, D	(1.34)%	7.81%	11.19%	2.47%	6.12%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.71%	1.46%	1.18%	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,543	$ 56,686	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	13%	11%	4%	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.418 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.34	.29	.25	.24	.09
Net realized and unrealized gain (loss)	(.36)	.75	1.07	.13	.56
Total from investment operations	(.02)	1.04	1.32	.37	.65
Distributions from net investment income	(.29)	(.25)	(.18)	(.15)	(.06)
Distributions from net realized gain	(.24)	(.21)	(.06)	-H	-
Total distributions	(.54)I	(.46)	(.24)	(.15)	(.06)
Net asset value, end of period	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Total ReturnB, C	(.42)%	8.90%	12.36%	3.52%	6.52%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	2.71%	2.46%	2.18%	2.27%	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,797	$ 39,631	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	13%	11%	4%	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.536 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.5	2.0
Fidelity Advisor Dividend Growth Fund Institutional Class	6.2	8.7
Fidelity Advisor Equity Growth Fund Institutional Class	6.6	7.0
Fidelity Advisor Equity Income Fund Institutional Class	10.0	10.1
Fidelity Advisor Growth & Income Fund Institutional Class	8.9	8.8
Fidelity Advisor Large Cap Fund Institutional Class	8.8	8.9
Fidelity Advisor Mid Cap Fund Institutional Class	4.6	4.3
Fidelity Advisor Small Cap Fund Institutional Class	2.2	2.5
Fidelity Small Cap Opportunities Fund	2.3	1.5
	53.1	53.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.5	6.9
Fidelity Advisor Overseas Fund Institutional Class	6.5	6.9
	13.0	13.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.2	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	6.2	6.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.0	6.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.0	4.8
Fidelity Advisor Total Bond Fund Institutional Class	9.6	7.1
	25.8	24.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.4	0.3
Fidelity Institutional Money Market Portfolio Institutional Class*	0.5	0.1
Fidelity Cash Reserves Fund	0.0	0.0**
	0.9	0.4
	100.0	100.0

* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.

** Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	53.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	0.9%

Six months ago
Domestic Equity Funds	53.8%
International Equity Funds	13.8%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	24.5%
Short-Term Funds	0.4%

Expected
Domestic Equity Funds	52.9%
International Equity Funds	13.2%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	25.5%
Short-Term Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.1%
	Shares	Value
Domestic Equity Funds - 53.1%
Fidelity 100 Index Fund	5,635,984	$ 53,767,291
Fidelity Advisor Dividend Growth Fund Institutional Class	8,557,632	96,273,359
Fidelity Advisor Equity Growth Fund Institutional Class	1,714,415	101,733,377
Fidelity Advisor Equity Income Fund Institutional Class	5,823,828	154,739,111
Fidelity Advisor Growth & Income Fund Institutional Class	7,377,035	137,360,386
Fidelity Advisor Large Cap Fund Institutional Class	7,652,317	136,440,811
Fidelity Advisor Mid Cap Fund Institutional Class	3,391,724	70,174,764
Fidelity Advisor Small Cap Fund Institutional Class	1,453,923	34,545,220
Fidelity Small Cap Opportunities Fund	4,443,090	35,233,701
TOTAL DOMESTIC EQUITY FUNDS		820,268,020
International Equity Funds - 13.0%
Fidelity Advisor Diversified International Fund Institutional Class	4,998,417	100,268,236
Fidelity Advisor Overseas Fund Institutional Class	4,650,596	100,034,329
TOTAL INTERNATIONAL EQUITY FUNDS		200,302,565
TOTAL EQUITY FUNDS (Cost $1,038,942,983)		1,020,570,585
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 7.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,498,874	111,489,954
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Advisor Government Income Fund Institutional Class	8,929,341	95,186,777
Fidelity Advisor Intermediate Bond Fund Institutional Class	7,349,588	78,052,623
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,546,840	76,977,766
Fidelity Advisor Total Bond Fund Institutional Class	14,332,789	147,484,404
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		397,701,570
TOTAL FIXED-INCOME FUNDS (Cost $514,886,474)		509,191,524
Short-Term Funds - 0.9%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	574,993	$ 5,215,189
Fidelity Institutional Money Market Portfolio Institutional Class	7,879,510	7,879,510
TOTAL SHORT-TERM FUNDS (Cost $13,258,386)		13,094,699
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,567,087,843)		$ 1,542,856,808

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $1,567,087,843) - See accompanying schedule		$ 1,542,856,808
Cash		41,369
Receivable for investments sold		159,055
Receivable for fund shares sold		3,013,599
Other affiliated receivables		107,235
Total assets		1,546,178,066

Liabilities
Payable for investments purchased	$ 731,752
Payable for fund shares redeemed	2,642,628
Distribution fees payable	505,979
Total liabilities		3,880,359

Net Assets		$ 1,542,297,707
Net Assets consist of:
Paid in capital		$ 1,514,117,684
Undistributed net investment income		3,849,262
Accumulated undistributed net realized gain (loss) on investments		48,561,796
Net unrealized appreciation (depreciation) on investments		(24,231,035)
Net Assets		$ 1,542,297,707

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($811,991,877 ÷ 63,789,641 shares)		$ 12.73

Maximum offering price per share (100/94.25 of $12.73)		$ 13.51
Class T: Net Asset Value and redemption price per share ($458,464,593 ÷ 36,055,303 shares)		$ 12.72

Maximum offering price per share (100/96.50 of $12.72)		$ 13.18
Class B: Net Asset Value and offering price per share ($89,048,812 ÷ 7,035,255 shares)A		$ 12.66

Class C: Net Asset Value and offering price per share ($95,224,244 ÷ 7,531,974 shares)A		$ 12.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,568,181 ÷ 6,845,307 shares)		$ 12.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 32,270,311

Expenses
Distribution fees	$ 5,904,811
Independent trustees' compensation	5,185
Total expenses before reductions	5,909,996
Expense reductions	(5,185)	5,904,811
Net investment income (loss)		26,365,500
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,169,995)
Capital gain distributions from underlying funds	58,653,309	56,483,314
Change in net unrealized appreciation (depreciation) on underlying funds		(128,993,098)
Net gain (loss)		(72,509,784)
Net increase (decrease) in net assets resulting from operations		$ (46,144,284)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,365,500	$ 15,157,016
Net realized gain (loss)	56,483,314	25,076,912
Change in net unrealized appreciation (depreciation)	(128,993,098)	44,485,432
Net increase (decrease) in net assets resulting from operations	(46,144,284)	84,719,360
Distributions to shareholders from net investment income	(24,317,719)	(14,683,101)
Distributions to shareholders from net realized gain	(28,216,665)	(18,704,702)
Total distributions	(52,534,384)	(33,387,803)
Share transactions - net increase (decrease)	488,344,875	366,470,672
Total increase (decrease) in net assets	389,666,207	417,802,229

Net Assets
Beginning of period	1,152,631,500	734,829,271
End of period (including undistributed net investment income of $3,849,262 and undistributed net investment income of $1,801,481, respectively)	$ 1,542,297,707	$ 1,152,631,500

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.28	.24	.19	.20	.13
Net realized and unrealized gain (loss)	(.49)	.92	1.36	.23	1.25
Total from investment operations	(.21)	1.16	1.55	.43	1.38
Distributions from net investment income	(.25)	(.23)	(.16)	(.18)	(.09)
Distributions from net realized gain	(.30)	(.30)	(.08)	- I	-
Total distributions	(.55)	(.52) L	(.23) K	(.19) J	(.09)
Net asset value, end of period	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D	(1.83)%	9.21%	13.62%	3.75%	13.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	2.07%	1.89%	1.60%	1.80%	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,992	$ 511,536	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	10%	13%	6%	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

K Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

L Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.25	.21	.16	.18	.11
Net realized and unrealized gain (loss)	(.49)	.92	1.36	.21	1.26
Total from investment operations	(.24)	1.13	1.52	.39	1.37
Distributions from net investment income	(.21)	(.19)	(.13)	(.16)	(.08)
Distributions from net realized gain	(.30)	(.30)	(.08)	- I	-
Total distributions	(.51)	(.49) J	(.21)	(.16)	(.08)
Net asset value, end of period	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D	(2.02)%	8.97%	13.28%	3.46%	13.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	1.82%	1.63%	1.35%	1.55%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 458,465	$ 431,886	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	10%	13%	6%	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.15	.10	.12	.07
Net realized and unrealized gain (loss)	(.48)	.91	1.35	.21	1.27
Total from investment operations	(.30)	1.06	1.45	.33	1.34
Distributions from net investment income	(.15)	(.13)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.30)	(.30)	(.07)	- I	-
Total distributions	(.45)	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D	(2.51)%	8.40%	12.71%	2.93%	13.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.32%	1.13%	.85%	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,049	$ 85,981	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	10%	13%	6%	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.15	.10	.12	.07
Net realized and unrealized gain (loss)	(.49)	.91	1.34	.22	1.26
Total from investment operations	(.31)	1.06	1.44	.34	1.33
Distributions from net investment income	(.15)	(.14)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.30)	(.30)	(.07)	-I	-
Total distributions	(.45)	(.43)J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Total ReturnB, C, D	(2.56)%	8.45%	12.66%	3.02%	13.32%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.32%	1.14%	.85%	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,224	$ 85,076	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	10%	13%	6%	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.32	.28	.23	.23	.15
Net realized and unrealized gain (loss)	(.50)	.92	1.36	.23	1.25
Total from investment operations	(.18)	1.20	1.59	.46	1.40
Distributions from net investment income	(.28)	(.25)	(.18)	(.20)	(.09)
Distributions from net realized gain	(.30)	(.30)	(.08)	-H	-
Total distributions	(.58)	(.55)I	(.26)	(.20)	(.09)
Net asset value, end of period	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Total ReturnB, C	(1.62)%	9.47%	13.88%	4.06%	14.03%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	2.32%	2.13%	1.85%	2.05%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,568	$ 38,153	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	10%	13%	6%	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.5	2.1
Fidelity Advisor Dividend Growth Fund Institutional Class	6.4	9.1
Fidelity Advisor Equity Growth Fund Institutional Class	7.3	7.3
Fidelity Advisor Equity Income Fund Institutional Class	10.7	10.6
Fidelity Advisor Growth & Income Fund Institutional Class	9.6	9.2
Fidelity Advisor Large Cap Fund Institutional Class	9.4	9.3
Fidelity Advisor Mid Cap Fund Institutional Class	4.8	4.5
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.6
Fidelity Small Cap Opportunities Fund	2.2	1.6
	56.4	56.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.0	7.3
Fidelity Advisor Overseas Fund Institutional Class	6.9	7.2
	13.9	14.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	5.7	5.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.1	5.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.4	4.3
Fidelity Advisor Total Bond Fund Institutional Class	8.1	6.7
	22.3	21.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.4%
International Equity Funds	13.9%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	22.3%

Six months ago
Domestic Equity Funds	56.3%
International Equity Funds	14.5%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	21.9%

Expected
Domestic Equity Funds	56.2%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.3%
	Shares	Value
Domestic Equity Funds - 56.4%
Fidelity 100 Index Fund	3,173,330	$ 30,273,572
Fidelity Advisor Dividend Growth Fund Institutional Class	4,966,659	55,874,914
Fidelity Advisor Equity Growth Fund Institutional Class	1,058,859	62,832,715
Fidelity Advisor Equity Income Fund Institutional Class	3,498,578	92,957,220
Fidelity Advisor Growth & Income Fund Institutional Class	4,489,127	83,587,543
Fidelity Advisor Large Cap Fund Institutional Class	4,584,303	81,738,121
Fidelity Advisor Mid Cap Fund Institutional Class	2,013,336	41,655,922
Fidelity Advisor Small Cap Fund Institutional Class	920,069	21,860,837
Fidelity Small Cap Opportunities Fund	2,429,405	19,265,178
TOTAL DOMESTIC EQUITY FUNDS		490,046,022
International Equity Funds - 13.9%
Fidelity Advisor Diversified International Fund Institutional Class	3,017,970	60,540,474
Fidelity Advisor Overseas Fund Institutional Class	2,811,257	60,470,130
TOTAL INTERNATIONAL EQUITY FUNDS		121,010,604
TOTAL EQUITY FUNDS (Cost $645,655,081)		611,056,626
Fixed-Income Funds - 29.7%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,178,538	64,032,555
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Advisor Government Income Fund Institutional Class	4,628,202	49,336,638
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,321,170	35,270,824
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,796,080	38,720,016
Fidelity Advisor Total Bond Fund Institutional Class	6,876,979	70,764,116
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		194,091,594
TOTAL FIXED-INCOME FUNDS (Cost $262,442,192)		258,124,149
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $908,097,273)		$ 869,180,775

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $908,097,273) - See accompanying schedule		$ 869,180,775
Cash		66,376
Receivable for fund shares sold		1,468,281
Other affiliated receivables		113,981
Total assets		870,829,413

Liabilities
Payable for investments purchased	$ 265,374
Payable for fund shares redeemed	1,269,320
Distribution fees payable	253,670
Total liabilities		1,788,364

Net Assets		$ 869,041,049
Net Assets consist of:
Paid in capital		$ 879,052,476
Undistributed net investment income		2,017,976
Accumulated undistributed net realized gain (loss) on investments		26,887,095
Net unrealized appreciation (depreciation) on investments		(38,916,498)
Net Assets		$ 869,041,049

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($558,890,243 ÷ 45,585,708 shares)		$ 12.26

Maximum offering price per share (100/94.25 of $12.26)		$ 13.01
Class T: Net Asset Value and redemption price per share ($173,946,169 ÷ 14,167,826 shares)		$ 12.28

Maximum offering price per share (100/96.50 of $12.28)		$ 12.73
Class B: Net Asset Value and offering price per share ($43,016,353 ÷ 3,533,882 shares)A		$ 12.17

Class C: Net Asset Value and offering price per share ($40,426,137 ÷ 3,323,448 shares)A		$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($52,762,147 ÷ 4,280,401 shares)		$ 12.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 15,855,933
Interest		132
Total income		15,856,065

Expenses
Distribution fees	$ 2,764,588
Independent trustees' compensation	2,642
Total expenses before reductions	2,767,230
Expense reductions	(2,642)	2,764,588
Net investment income (loss)		13,091,477
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,727,608)
Capital gain distributions from underlying funds	32,983,337	31,255,729
Change in net unrealized appreciation (depreciation) on underlying funds		(77,544,121)
Net gain (loss)		(46,288,392)
Net increase (decrease) in net assets resulting from operations		$ (33,196,915)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,091,477	$ 5,944,293
Net realized gain (loss)	31,255,729	11,802,014
Change in net unrealized appreciation (depreciation)	(77,544,121)	18,500,292
Net increase (decrease) in net assets resulting from operations	(33,196,915)	36,246,599
Distributions to shareholders from net investment income	(11,956,162)	(5,346,689)
Distributions to shareholders from net realized gain	(14,061,115)	(6,744,686)
Total distributions	(26,017,277)	(12,091,375)
Share transactions - net increase (decrease)	383,205,903	255,833,989
Total increase (decrease) in net assets	323,991,711	279,989,213

Net Assets
Beginning of period	545,049,338	265,060,125
End of period (including undistributed net investment income of $2,017,976 and undistributed net investment income of $882,661, respectively)	$ 869,041,049	$ 545,049,338

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.26	.22	.17	.19	.06
Net realized and unrealized gain (loss)	(.50)	.90	1.39	.23	.67
Total from investment operations	(.24)	1.12	1.56	.42	.73
Distributions from net investment income	(.22)	(.19)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.29)	(.26)	(.05)	- I	-
Total distributions	(.51)	(.45)	(.18)	(.13)	(.06)
Net asset value, end of period	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Total Return B, C, D	(2.14) %	9.26%	14.35%	3.96%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.25%	.33%	.33%A
Net investment income (loss)	1.95%	1.79%	1.44%	1.76%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 558,890	$ 306,544	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	10%	3%	5%	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.19	.14	.16	.05
Net realized and unrealized gain (loss)	(.51)	.91	1.39	.24	.70
Total from investment operations	(.28)	1.10	1.53	.40	.75
Distributions from net investment income	(.18)	(.16)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.29)	(.26)	(.05)	- I	-
Total distributions	(.47)	(.42)	(.15)J	(.12)	(.06)
Net asset value, end of period	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Total Return B, C, D	(2.40)%	9.10%	14.07%	3.75%	7.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.70%	1.54%	1.19%	1.51%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,946	$ 154,042	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	10%	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.13	.08	.11	.03
Net realized and unrealized gain (loss)	(.51)	.90	1.38	.24	.67
Total from investment operations	(.35)	1.03	1.46	.35	.70
Distributions from net investment income	(.12)	(.10)	(.07)	(.08)	(.06)
Distributions from net realized gain	(.29)	(.26)	(.04)	- I	-
Total distributions	(.41)	(.36)	(.11)	(.08)	(.06)
Net asset value, end of period	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Total ReturnB, C, D	(2.95)%	8.57%	13.46%	3.29%	6.97%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.20%	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,016	$ 37,881	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	10%	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.13	.08	.11	.03
Net realized and unrealized gain (loss)	(.50)	.89	1.38	.23	.67
Total from investment operations	(.34)	1.02	1.46	.34	.70
Distributions from net investment income	(.13)	(.10)	(.07)	(.08)	(.05)
Distributions from net realized gain	(.29)	(.26)	(.04)	- I	-
Total distributions	(.42)	(.36)	(.11)	(.08)	(.05)
Net asset value, end of period	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Total Return B, C, D	(2.91)%	8.51%	13.46%	3.19%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.20%	1.04%	.69%	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,426	$ 32,679	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	10%	3%	5%	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.29	.25	.20	.22	.08
Net realized and unrealized gain (loss)	(.50)	.91	1.40	.24	.66
Total from investment operations	(.21)	1.16	1.60	.46	.74
Distributions from net investment income	(.25)	(.21)	(.15)	(.15)	(.06)
Distributions from net realized gain	(.29)	(.26)	(.05)	- H	-
Total distributions	(.54)	(.47)	(.20)	(.15)	(.06)
Net asset value, end of period	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Total Return B, C	(1.93)%	9.60%	14.69%	4.25%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	2.20%	2.04%	1.69%	2.01%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,762	$ 13,903	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	10%	3%	5%	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.5	2.4
Fidelity Advisor Dividend Growth Fund Institutional Class	7.6	10.5
Fidelity Advisor Equity Growth Fund Institutional Class	8.1	8.4
Fidelity Advisor Equity Income Fund Institutional Class	12.2	12.3
Fidelity Advisor Growth & Income Fund Institutional Class	10.9	10.7
Fidelity Advisor Large Cap Fund Institutional Class	10.8	10.7
Fidelity Advisor Mid Cap Fund Institutional Class	5.5	5.2
Fidelity Advisor Small Cap Fund Institutional Class	2.7	3.0
Fidelity Small Cap Opportunities Fund	2.7	1.8
	65.0	65.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.0	8.4
Fidelity Advisor Overseas Fund Institutional Class	7.9	8.4
	15.9	16.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.0	2.8
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.1	2.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.3	2.1
Fidelity Advisor Total Bond Fund Institutional Class	4.3	3.3
	11.7	10.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.0%
International Equity Funds	15.9%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	11.7%

Six months ago
Domestic Equity Funds	65.0%
International Equity Funds	16.8%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	10.8%

Expected
Domestic Equity Funds	64.3%
International Equity Funds	16.1%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	12.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.9%
	Shares	Value
Domestic Equity Funds - 65.0%
Fidelity 100 Index Fund	5,301,441	$ 50,575,746
Fidelity Advisor Dividend Growth Fund Institutional Class	7,505,173	84,433,195
Fidelity Advisor Equity Growth Fund Institutional Class	1,525,674	90,533,485
Fidelity Advisor Equity Income Fund Institutional Class	5,113,310	135,860,644
Fidelity Advisor Growth & Income Fund Institutional Class	6,490,983	120,862,094
Fidelity Advisor Large Cap Fund Institutional Class	6,715,984	119,745,991
Fidelity Advisor Mid Cap Fund Institutional Class	2,959,956	61,241,491
Fidelity Advisor Small Cap Fund Institutional Class	1,278,649	30,380,708
Fidelity Small Cap Opportunities Fund	3,782,947	29,998,774
TOTAL DOMESTIC EQUITY FUNDS		723,632,128
International Equity Funds - 15.9%
Fidelity Advisor Diversified International Fund Institutional Class	4,405,078	88,365,873
Fidelity Advisor Overseas Fund Institutional Class	4,099,064	88,170,869
TOTAL INTERNATIONAL EQUITY FUNDS		176,536,742
TOTAL EQUITY FUNDS (Cost $936,745,464)		900,168,870
Fixed-Income Funds - 19.1%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	9,214,157	82,190,283
Investment Grade Fixed-Income Funds - 11.7%
Fidelity Advisor Government Income Fund Institutional Class	3,128,517	33,349,990
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,243,079	23,821,496
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,488,264	25,380,295
Fidelity Advisor Total Bond Fund Institutional Class	4,632,702	47,670,508
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		130,222,289
TOTAL FIXED-INCOME FUNDS (Cost $218,546,593)		212,412,572
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,155,292,057)		$ 1,112,581,442

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $1,155,292,057) - See accompanying schedule		$ 1,112,581,442
Receivable for investments sold		651,785
Receivable for fund shares sold		1,770,586
Other affiliated receivables		171,881
Total assets		1,115,175,694

Liabilities
Payable to custodian bank	$ 18,765
Payable for investments purchased	148,563
Payable for fund shares redeemed	2,255,092
Distribution fees payable	347,260
Total liabilities		2,769,680

Net Assets		$ 1,112,406,014
Net Assets consist of:
Paid in capital		$ 1,111,544,962
Undistributed net investment income		1,788,371
Accumulated undistributed net realized gain (loss) on investments		41,783,296
Net unrealized appreciation (depreciation) on investments		(42,710,615)
Net Assets		$ 1,112,406,014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($626,641,345 ÷ 47,156,206 shares)		$ 13.29

Maximum offering price per share (100/94.25 of $13.29)		$ 14.10
Class T: Net Asset Value and redemption price per share ($297,618,431 ÷ 22,463,622 shares)		$ 13.25

Maximum offering price per share (100/96.50 of $13.25)		$ 13.73
Class B: Net Asset Value and offering price per share ($60,367,464 ÷ 4,582,511 shares)A		$ 13.17

Class C: Net Asset Value and offering price per share ($58,767,835 ÷ 4,463,060 shares)A		$ 13.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,010,939 ÷ 5,174,220 shares)		$ 13.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 17,381,910

Expenses
Distribution fees	$ 4,023,624
Independent trustees' compensation	3,602
Total expenses before reductions	4,027,226
Expense reductions	(3,602)	4,023,624
Net investment income (loss)		13,358,286
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,697,268)
Capital gain distributions from underlying funds	50,182,082	48,484,814
Change in net unrealized appreciation (depreciation) on underlying funds		(115,173,925)
Net gain (loss)		(66,689,111)
Net increase (decrease) in net assets resulting from operations		$ (53,330,825)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,358,286	$ 7,161,292
Net realized gain (loss)	48,484,814	19,769,395
Change in net unrealized appreciation (depreciation)	(115,173,925)	30,271,320
Net increase (decrease) in net assets resulting from operations	(53,330,825)	57,202,007
Distributions to shareholders from net investment income	(12,227,782)	(6,933,419)
Distributions to shareholders from net realized gain	(22,817,192)	(11,633,462)
Total distributions	(35,044,974)	(18,566,881)
Share transactions - net increase (decrease)	439,844,437	289,401,681
Total increase (decrease) in net assets	351,468,638	328,036,807

Net Assets
Beginning of period	760,937,376	432,900,569
End of period (including undistributed net investment income of $1,788,371 and undistributed net investment income of $702,959, respectively)	$ 1,112,406,014	$ 760,937,376

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.20	.15	.18	.11
Net realized and unrealized gain (loss)	(.63)	1.09	1.70	.30	1.46
Total from investment operations	(.41)	1.29	1.85	.48	1.57
Distributions from net investment income	(.19)	(.18)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.38)	(.31)	(.08)	- I	-
Total distributions	(.57)	(.49)	(.19)	(.15)	(.09)
Net asset value, end of period	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D	(3.22)%	9.82%	15.84%	4.19%	15.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	1.53%	1.49%	1.17%	1.55%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 626,641	$ 343,345	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	10%	8%	4%	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.17	.11	.15	.09
Net realized and unrealized gain (loss)	(.64)	1.09	1.70	.30	1.46
Total from investment operations	(.45)	1.26	1.81	.45	1.55
Distributions from net investment income	(.15)	(.15)	(.09)	(.14)	(.08)
Distributions from net realized gain	(.38)	(.31)	(.08)	- I	-
Total distributions	(.53)	(.46)	(.16)J	(.14)	(.08)
Net asset value, end of period	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D	(3.49)%	9.59%	15.52%	3.91%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	1.28%	1.24%	.92%	1.30%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 297,618	$ 281,508	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	10%	8%	4%	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10	.05	.09	.05
Net realized and unrealized gain (loss)	(.63)	1.08	1.70	.30	1.46
Total from investment operations	(.52)	1.18	1.75	.39	1.51
Distributions from net investment income	(.09)	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.37)	(.31)	(.07)	- I	-
Total distributions	(.46)	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	(3.96)%	8.98%	14.96%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	.78%	.74%	.42%	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,367	$ 56,845	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	10%	8%	4%	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10	.05	.09	.05
Net realized and unrealized gain (loss)	(.63)	1.08	1.70	.30	1.46
Total from investment operations	(.52)	1.18	1.75	.39	1.51
Distributions from net investment income	(.09)	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.37)	(.31)	(.07)	- I	-
Total distributions	(.46)	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	(3.95)%	9.00%	14.99%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	.78%	.74%	.42%	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,768	$ 54,338	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	10%	8%	4%	2%	2%A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.32	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.26	.24	.18	.21	.13
Net realized and unrealized gain (loss)	(.64)	1.09	1.71	.31	1.45
Total from investment operations	(.38)	1.33	1.89	.52	1.58
Distributions from net investment income	(.22)	(.21)	(.13)	(.17)	(.09)
Distributions from net realized gain	(.38)	(.31)	(.09)	-H	-
Total distributions	(.60)	(.52)	(.22)	(.17)	(.09)
Net asset value, end of period	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Total ReturnB, C	(3.01)%	10.08%	16.10%	4.50%	15.83%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.07%A
Net investment income (loss)	1.78%	1.74%	1.42%	1.80%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,011	$ 24,902	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	10%	8%	4%	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004..

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.4	2.4
Fidelity Advisor Dividend Growth Fund Institutional Class	7.5	10.6
Fidelity Advisor Equity Growth Fund Institutional Class	8.5	8.5
Fidelity Advisor Equity Income Fund Institutional Class	12.6	12.4
Fidelity Advisor Growth & Income Fund Institutional Class	11.2	10.8
Fidelity Advisor Large Cap Fund Institutional Class	11.0	10.8
Fidelity Advisor Mid Cap Fund Institutional Class	5.6	5.3
Fidelity Advisor Small Cap Fund Institutional Class	2.9	3.1
Fidelity Small Cap Opportunities Fund	2.6	1.9
	66.3	65.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.1	8.5
Fidelity Advisor Overseas Fund Institutional Class	8.1	8.5
	16.2	17.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.7	2.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.8	2.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.0	1.9
Fidelity Advisor Total Bond Fund Institutional Class	3.6	3.1
	10.1	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.3%
International Equity Funds	16.2%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	10.1%

Six months ago
Domestic Equity Funds	65.8%
International Equity Funds	17.0%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	9.6%

Expected
Domestic Equity Funds	66.0%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.5%
	Shares	Value
Domestic Equity Funds - 66.3%
Fidelity 100 Index Fund	2,376,566	$ 22,672,438
Fidelity Advisor Dividend Growth Fund Institutional Class	3,467,513	39,009,525
Fidelity Advisor Equity Growth Fund Institutional Class	750,614	44,541,457
Fidelity Advisor Equity Income Fund Institutional Class	2,466,572	65,536,826
Fidelity Advisor Growth & Income Fund Institutional Class	3,137,193	58,414,538
Fidelity Advisor Large Cap Fund Institutional Class	3,231,439	57,616,559
Fidelity Advisor Mid Cap Fund Institutional Class	1,409,796	29,168,689
Fidelity Advisor Small Cap Fund Institutional Class	634,295	15,070,861
Fidelity Small Cap Opportunities Fund	1,723,347	13,666,145
TOTAL DOMESTIC EQUITY FUNDS		345,697,038
International Equity Funds - 16.2%
Fidelity Advisor Diversified International Fund Institutional Class	2,107,570	42,277,862
Fidelity Advisor Overseas Fund Institutional Class	1,964,207	42,250,091
TOTAL INTERNATIONAL EQUITY FUNDS		84,527,953
TOTAL EQUITY FUNDS (Cost $462,745,504)		430,224,991
Fixed-Income Funds - 17.5%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,346,951	38,774,800
Investment Grade Fixed-Income Funds - 10.1%
Fidelity Advisor Government Income Fund Institutional Class	1,314,361	14,011,084
Fidelity Advisor Intermediate Bond Fund Institutional Class	879,552	9,340,844
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,014,636	10,349,287
Fidelity Advisor Total Bond Fund Institutional Class	1,835,516	18,887,465
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		52,588,680
TOTAL FIXED-INCOME FUNDS (Cost $94,666,798)		91,363,480
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $557,412,302)		$ 521,588,471

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $557,412,302) - See accompanying schedule		$ 521,588,471
Cash		21,726
Receivable for investments sold		239,610
Receivable for fund shares sold		1,208,641
Other affiliated receivables		82,000
Total assets		523,140,448

Liabilities
Payable for investments purchased	$ 145,032
Payable for fund shares redeemed	1,324,883
Distribution fees payable	150,522
Total liabilities		1,620,437

Net Assets		$ 521,520,011
Net Assets consist of:
Paid in capital		$ 538,284,872
Undistributed net investment income		732,543
Accumulated undistributed net realized gain (loss) on investments		18,326,427
Net unrealized appreciation (depreciation) on investments		(35,823,831)
Net Assets		$ 521,520,011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($336,805,480 ÷ 26,885,222 shares)		$ 12.53

Maximum offering price per share (100/94.25 of $12.53)		$ 13.29
Class T: Net Asset Value and redemption price per share ($99,531,037 ÷ 7,980,059 shares)		$ 12.47

Maximum offering price per share (100/96.50 of $12.47)		$ 12.92
Class B: Net Asset Value and offering price per share ($27,853,847 ÷ 2,250,335 shares)A		$ 12.38

Class C: Net Asset Value and offering price per share ($23,167,639 ÷ 1,870,162 shares)A		$ 12.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,162,008 ÷ 2,717,307 shares)		$ 12.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 7,118,548
Interest		86
Total income		7,118,634

Expenses
Distribution fees	$ 1,582,534
Independent trustees' compensation	1,473
Total expenses before reductions	1,584,007
Expense reductions	(1,473)	1,582,534
Net investment income (loss)		5,536,100
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(866,585)
Capital gain distributions from underlying funds	22,059,274	21,192,689
Change in net unrealized appreciation (depreciation) on underlying funds		(56,006,834)
Net gain (loss)		(34,814,145)
Net increase (decrease) in net assets resulting from operations		$ (29,278,045)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,536,100	$ 2,336,623
Net realized gain (loss)	21,192,689	6,971,221
Change in net unrealized appreciation (depreciation)	(56,006,834)	10,021,524
Net increase (decrease) in net assets resulting from operations	(29,278,045)	19,329,368
Distributions to shareholders from net investment income	(5,034,848)	(2,210,017)
Distributions to shareholders from net realized gain	(8,515,761)	(3,462,283)
Total distributions	(13,550,609)	(5,672,300)
Share transactions - net increase (decrease)	285,328,975	140,482,789
Total increase (decrease) in net assets	242,500,321	154,139,857

Net Assets
Beginning of period	279,019,690	124,879,833
End of period (including undistributed net investment income of $732,543 and undistributed net investment income of $129,257, respectively)	$ 521,520,011	$ 279,019,690

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.19	.14	.19	.07
Net realized and unrealized gain (loss)	(.60)	1.02	1.62	.32	.72
Total from investment operations	(.40)	1.21	1.76	.51	.79
Distributions from net investment income	(.17)	(.15)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.34)	(.29)	(.04)	- I	-
Total distributions	(.51)	(.44) J	(.15)	(.15)	(.09)
Net asset value, end of period	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D	(3.34)%	9.74%	16.03%	4.76%	7.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25%	.25%	.25%	.33%	.33% A
Net investment income (loss)	1.51%	1.48%	1.20%	1.71%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 336,805	$ 146,175	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	9%	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.16	.11	.16	.06
Net realized and unrealized gain (loss)	(.62)	1.01	1.63	.31	.71
Total from investment operations	(.45)	1.17	1.74	.47	.77
Distributions from net investment income	(.13)	(.13)	(.10)	(.14)	(.08)
Distributions from net realized gain	(.33)	(.28)	(.04)	- I	-
Total distributions	(.46)	(.41) J	(.14)	(.14)	(.08)
Net asset value, end of period	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D	(3.66)%	9.46%	15.84%	4.37%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.26%	1.23%	.95%	1.46%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,531	$ 84,368	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	9%	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09	.05	.10	.04
Net realized and unrealized gain (loss)	(.61)	1.02	1.61	.32	.71
Total from investment operations	(.51)	1.11	1.66	.42	.75
Distributions from net investment income	(.08)	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.32)	(.27)	(.04)	-I	-
Total distributions	(.40)	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D	(4.10)%	8.98%	15.17%	3.88%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.76%	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,854	$ 23,065	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	9%	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09	.05	.10	.04
Net realized and unrealized gain (loss)	(.61)	1.02	1.61	.32	.72
Total from investment operations	(.51)	1.11	1.66	.42	.76
Distributions from net investment income	(.08)	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.32)	(.27)	(.04)	- I	-
Total distributions	(.40)	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D	(4.10)%	8.99%	15.15%	3.87%	7.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.76%	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,168	$ 19,041	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	9%	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.22	.17	.21	.08
Net realized and unrealized gain (loss)	(.62)	1.02	1.64	.31	.72
Total from investment operations	(.38)	1.24	1.81	.52	.80
Distributions from net investment income	(.20)	(.18)	(.13)	(.16)	(.09)
Distributions from net realized gain	(.34)	(.29)	(.04)	- H	-
Total distributions	(.54)	(.46) I	(.17)	(.16)	(.09)
Net asset value, end of period	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Total Return B, C	(3.19)%	9.98%	16.45%	4.87%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	1.76%	1.72%	1.45%	1.96%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,162	$ 6,371	$ 2,207	$ 467	$ 216
Portfolio turnover rate	9%	5%	4%	5%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.1	2.5
Fidelity Advisor Dividend Growth Fund Institutional Class	8.0	10.9
Fidelity Advisor Equity Growth Fund Institutional Class	8.4	8.7
Fidelity Advisor Equity Income Fund Institutional Class	12.7	12.7
Fidelity Advisor Growth & Income Fund Institutional Class	11.3	11.1
Fidelity Advisor Large Cap Fund Institutional Class	11.2	11.1
Fidelity Advisor Mid Cap Fund Institutional Class	5.8	5.4
Fidelity Advisor Small Cap Fund Institutional Class	2.8	3.1
Fidelity Small Cap Opportunities Fund	2.9	1.9
	68.2	67.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.2	8.7
Fidelity Advisor Overseas Fund Institutional Class	8.2	8.7
	16.4	17.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.6	9.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.5	1.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.1	1.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.1	1.0
Fidelity Advisor Total Bond Fund Institutional Class	2.1	1.6
	5.8	5.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.2%
International Equity Funds	16.4%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	5.8%

Six months ago
Domestic Equity Funds	67.4%
International Equity Funds	17.4%
High Yield Fixed-Income Funds	9.8%
Investment Grade Fixed-Income Funds	5.4%

Expected
Domestic Equity Funds	67.7%
International Equity Funds	16.9%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 68.2%
Fidelity 100 Index Fund	4,419,463	$ 42,161,674
Fidelity Advisor Dividend Growth Fund Institutional Class	5,845,613	65,763,148
Fidelity Advisor Equity Growth Fund Institutional Class	1,154,965	68,535,601
Fidelity Advisor Equity Income Fund Institutional Class	3,923,151	104,238,116
Fidelity Advisor Growth & Income Fund Institutional Class	4,952,921	92,223,387
Fidelity Advisor Large Cap Fund Institutional Class	5,129,132	91,452,415
Fidelity Advisor Mid Cap Fund Institutional Class	2,285,469	47,286,363
Fidelity Advisor Small Cap Fund Institutional Class	955,731	22,708,157
Fidelity Small Cap Opportunities Fund	3,022,785	23,970,684
TOTAL DOMESTIC EQUITY FUNDS		558,339,545
International Equity Funds - 16.4%
Fidelity Advisor Diversified International Fund Institutional Class	3,360,634	67,414,321
Fidelity Advisor Overseas Fund Institutional Class	3,123,498	67,186,440
TOTAL INTERNATIONAL EQUITY FUNDS		134,600,761
TOTAL EQUITY FUNDS (Cost $718,572,760)		692,940,306
Fixed-Income Funds - 15.4%

High Yield Fixed-Income Funds - 9.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,812,292	78,605,643
Investment Grade Fixed-Income Funds - 5.8%
Fidelity Advisor Government Income Fund Institutional Class	1,122,070	11,961,266
Fidelity Advisor Intermediate Bond Fund Institutional Class	846,207	8,986,717
Fidelity Advisor Strategic Real Return Fund Institutional Class	893,271	9,111,360
Fidelity Advisor Total Bond Fund Institutional Class	1,703,582	17,529,857
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		47,589,200
TOTAL FIXED-INCOME FUNDS (Cost $132,880,493)		126,194,843
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $851,453,253)		$ 819,135,149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $851,453,253) - See accompanying schedule		$ 819,135,149
Receivable for investments sold		165,011
Receivable for fund shares sold		1,804,421
Other affiliated receivables		24,646
Total assets		821,129,227

Liabilities
Payable to custodian bank	$ 28,381
Payable for investments purchased	210,324
Payable for fund shares redeemed	1,730,711
Distribution fees payable	272,112
Total liabilities		2,241,528

Net Assets		$ 818,887,699
Net Assets consist of:
Paid in capital		$ 816,848,301
Undistributed net investment income		840,632
Accumulated undistributed net realized gain (loss) on investments		33,516,870
Net unrealized appreciation (depreciation) on investments		(32,318,104)
Net Assets		$ 818,887,699

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($428,380,857 ÷ 31,556,796 shares)		$ 13.57

Maximum offering price per share (100/94.25 of $13.57)		$ 14.40
Class T: Net Asset Value and redemption price per share ($238,674,589 ÷ 17,633,689 shares)		$ 13.54

Maximum offering price per share (100/96.50 of $13.54)		$ 14.03
Class B: Net Asset Value and offering price per share ($50,826,631 ÷ 3,786,212 shares)A		$ 13.42

Class C: Net Asset Value and offering price per share ($54,549,033 ÷ 4,065,476 shares)A		$ 13.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,456,589 ÷ 3,410,016 shares)		$ 13.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 12,824,316

Expenses
Distribution fees	$ 3,232,227
Independent trustees' compensation	2,775
Total expenses before reductions	3,235,002
Expense reductions	(2,775)	3,232,227
Net investment income (loss)		9,592,089
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,101,095)
Capital gain distributions from underlying funds	39,569,365	38,468,270
Change in net unrealized appreciation (depreciation) on underlying funds		(92,107,484)
Net gain (loss)		(53,639,214)
Net increase (decrease) in net assets resulting from operations		$ (44,047,125)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,592,089	$ 5,727,932
Net realized gain (loss)	38,468,270	16,279,489
Change in net unrealized appreciation (depreciation)	(92,107,484)	25,694,610
Net increase (decrease) in net assets resulting from operations	(44,047,125)	47,702,031
Distributions to shareholders from net investment income	(9,160,224)	(5,475,037)
Distributions to shareholders from net realized gain	(18,281,042)	(9,442,737)
Total distributions	(27,441,266)	(14,917,774)
Share transactions - net increase (decrease)	285,498,710	222,765,428
Total increase (decrease) in net assets	214,010,319	255,549,685

Net Assets
Beginning of period	604,877,380	349,327,695
End of period (including undistributed net investment income of $840,632 and undistributed net investment income of $408,767, respectively)	$ 818,887,699	$ 604,877,380

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.69	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.21	.15	.18	.12
Net realized and unrealized gain (loss)	(.74)	1.16	1.84	.39	1.60
Total from investment operations	(.52)	1.37	1.99	.57	1.72
Distributions from net investment income	(.20)	(.18)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.40)	(.33)	(.07)	-	-
Total distributions	(.60)	(.51) I	(.19)	(.16)	(.10)
Net asset value, end of period	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D	(3.92)%	10.09%	16.65%	4.87%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	1.47%	1.48%	1.18%	1.50%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 428,381	$ 263,733	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate	9%	7%	4%	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.17	.12	.15	.10
Net realized and unrealized gain (loss)	(.72)	1.16	1.83	.38	1.59
Total from investment operations	(.54)	1.33	1.95	.53	1.69
Distributions from net investment income	(.16)	(.15)	(.10)	(.13)	(.09)
Distributions from net realized gain	(.40)	(.33)	(.06)	-	-
Total distributions	(.56)	(.48) I	(.16)	(.13)	(.09)
Net asset value, end of period	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D	(4.05)%	9.81%	16.35%	4.57%	16.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	1.22%	1.23%	.93%	1.25%	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,675	$ 221,815	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	9%	7%	4%	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.10	.05	.09	.06
Net realized and unrealized gain (loss)	(.73)	1.14	1.83	.38	1.60
Total from investment operations	(.62)	1.24	1.88	.47	1.66
Distributions from net investment income	(.10)	(.10)	(.06)	(.10)	(.09)
Distributions from net realized gain	(.39)	(.32)	(.06)	-	-
Total distributions	(.49)	(.41)I	(.12)	(.10)	(.09)
Net asset value, end of period	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Total ReturnB, C, D	(4.59)%	9.25%	15.81%	4.04%	16.58%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	.72%	.73%	.43%	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,827	$ 46,110	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	9%	7%	4%	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.52	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.10	.05	.09	.06
Net realized and unrealized gain (loss)	(.72)	1.13	1.83	.38	1.59
Total from investment operations	(.61)	1.23	1.88	.47	1.65
Distributions from net investment income	(.10)	(.10)	(.06)	(.10)	(.08)
Distributions from net realized gain	(.39)	(.32)	(.06)	-	-
Total distributions	(.49)	(.41)I	(.12)	(.10)	(.08)
Net asset value, end of period	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Total ReturnB, C, D	(4.54)%	9.17%	15.82%	4.04%	16.53%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	.72%	.73%	.43%	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,549	$ 54,022	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	9%	7%	4%	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.25	.24	.18	.21	.13
Net realized and unrealized gain (loss)	(.74)	1.17	1.85	.38	1.60
Total from investment operations	(.49)	1.41	2.03	.59	1.73
Distributions from net investment income	(.23)	(.21)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.40)	(.33)	(.07)	-	-
Total distributions	(.63)	(.54)H	(.21)	(.17)	(.10)
Net asset value, end of period	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Total ReturnB, C	(3.70)%	10.36%	16.99%	5.07%	17.34%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	1.72%	1.73%	1.43%	1.75%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,457	$ 19,197	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	9%	7%	4%	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	2.5
Fidelity Advisor Dividend Growth Fund Institutional Class	9.4	9.7
Fidelity Advisor Equity Growth Fund Institutional Class	7.6	8.9
Fidelity Advisor Equity Income Fund Institutional Class	11.6	13.1
Fidelity Advisor Growth & Income Fund Institutional Class	10.3	11.5
Fidelity Advisor Large Cap Fund Institutional Class	10.3	11.5
Fidelity Advisor Mid Cap Fund Institutional Class	5.0	5.7
Fidelity Advisor Small Cap Fund Institutional Class	3.1	3.1
Fidelity Small Cap Opportunities Fund	3.8	2.3
	67.6	68.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.4	9.0
Fidelity Advisor Overseas Fund Institutional Class	9.3	9.0
	18.7	18.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.0	10.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.0	0.9
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.4	0.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.5	0.7
Fidelity Advisor Total Bond Fund Institutional Class	0.8	1.4
	3.7	3.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.6%
International Equity Funds	18.7%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	3.7%

Six months ago
Domestic Equity Funds	68.3%
International Equity Funds	18.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	3.7%

Expected
Domestic Equity Funds	68.1%
International Equity Funds	17.1%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	4.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.3%
	Shares	Value
Domestic Equity Funds - 67.6%
Fidelity 100 Index Fund	576,821	$ 5,502,871
Fidelity Advisor Dividend Growth Fund Institutional Class	711,473	8,004,073
Fidelity Advisor Equity Growth Fund Institutional Class	108,957	6,465,535
Fidelity Advisor Equity Income Fund Institutional Class	371,536	9,871,711
Fidelity Advisor Growth & Income Fund Institutional Class	472,514	8,798,205
Fidelity Advisor Large Cap Fund Institutional Class	490,634	8,748,008
Fidelity Advisor Mid Cap Fund Institutional Class	207,122	4,285,363
Fidelity Advisor Small Cap Fund Institutional Class	109,395	2,599,232
Fidelity Small Cap Opportunities Fund	408,090	3,236,153
TOTAL DOMESTIC EQUITY FUNDS		57,511,151
International Equity Funds - 18.7%
Fidelity Advisor Diversified International Fund Institutional Class	398,126	7,986,408
Fidelity Advisor Overseas Fund Institutional Class	370,276	7,964,632
TOTAL INTERNATIONAL EQUITY FUNDS		15,951,040
TOTAL EQUITY FUNDS (Cost $81,932,057)		73,462,191
Fixed-Income Funds - 13.7%

High Yield Fixed-Income Funds - 10.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	956,146	8,528,823
Investment Grade Fixed-Income Funds - 3.7%
Fidelity Advisor Government Income Fund Institutional Class	81,528	869,091
Fidelity Advisor Intermediate Bond Fund Institutional Class	28,255	300,067
Fidelity Advisor Strategic Real Return Fund Institutional Class	125,859	1,283,761
Fidelity Advisor Total Bond Fund Institutional Class	64,960	668,438
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,121,357
TOTAL FIXED-INCOME FUNDS (Cost $12,492,740)		11,650,180
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $94,424,797)		$ 85,112,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $94,424,797) - See accompanying schedule		$ 85,112,371
Receivable for fund shares sold		471,331
Other affiliated receivables		20,207
Total assets		85,603,909

Liabilities
Payable to custodian bank	$ 2,420
Payable for investments purchased	162,278
Payable for fund shares redeemed	306,569
Distribution fees payable	20,581
Total liabilities		491,848

Net Assets		$ 85,112,061
Net Assets consist of:
Paid in capital		$ 92,183,140
Undistributed net investment income		94,849
Accumulated undistributed net realized gain (loss) on investments		2,146,498
Net unrealized appreciation (depreciation) on investments		(9,312,426)
Net Assets		$ 85,112,061

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,720,555 ÷ 5,943,071 shares)		$ 10.39

Maximum offering price per share (100/94.25 of $10.39)		$ 11.02
Class T: Net Asset Value and redemption price per share ($11,745,965 ÷ 1,133,449 shares)		$ 10.36

Maximum offering price per share (100/96.50 of $10.36)		$ 10.74
Class B: Net Asset Value and offering price per share ($2,476,256 ÷ 239,760 shares)A		$ 10.33

Class C: Net Asset Value and offering price per share ($2,538,685 ÷ 245,940 shares)A		$ 10.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,630,600 ÷ 636,717 shares)		$ 10.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 807,087
Interest		42
Total income		807,129

Expenses
Distribution fees	$ 154,428
Independent trustees' compensation	165
Total expenses before reductions	154,593
Expense reductions	(165)	154,428
Net investment income (loss)		652,701
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(519,978)
Capital gain distributions from underlying funds	3,068,000	2,548,022
Change in net unrealized appreciation (depreciation) on underlying funds		(9,564,052)
Net gain (loss)		(7,016,030)
Net increase (decrease) in net assets resulting from operations		$ (6,363,329)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 652,701	$ 42,636
Net realized gain (loss)	2,548,022	158,988
Change in net unrealized appreciation (depreciation)	(9,564,052)	251,626
Net increase (decrease) in net assets resulting from operations	(6,363,329)	453,250
Distributions to shareholders from net investment income	(570,874)	(35,267)
Distributions to shareholders from net realized gain	(529,295)	(25,563)
Total distributions	(1,100,169)	(60,830)
Share transactions - net increase (decrease)	74,511,096	17,672,043
Total increase (decrease) in net assets	67,047,598	18,064,463

Net Assets
Beginning of period	18,064,463	-
End of period (including undistributed net investment income of $94,849 and undistributed net investment income of $7,369, respectively)	$ 85,112,061	$ 18,064,463

Financial Highlights - Class A

Years ended March 31,	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.12
Net realized and unrealized gain (loss)	(.57)	1.06
Total from investment operations	(.41)	1.18
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.25)I	(.13)
Net asset value, end of period	$ 10.39	$ 11.05
Total ReturnB, C, D	(3.96)%	11.78%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%A
Expenses net of all reductions	.25%	.25%A
Net investment income (loss)	1.44%	1.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,721	$ 12,550
Portfolio turnover rate	22%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.248 per share is comprised of distributions form net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.09
Net realized and unrealized gain (loss)	(.57)	1.06
Total from investment operations	(.44)	1.15
Distributions from net investment income	(.09)	(.07)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.23)I	(.12)
Net asset value, end of period	$ 10.36	$ 11.03
Total ReturnB, C, D	(4.23)%	11.53%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%A
Expenses net of all reductions	.50%	.50%A
Net investment income (loss)	1.19%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,746	$ 3,339
Portfolio turnover rate	22%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.227 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.05
Net realized and unrealized gain (loss)	(.57)	1.06
Total from investment operations	(.49)	1.11
Distributions from net investment income	(.06)	(.05)
Distributions from net realized gain	(.13)	(.05)
Total distributions	(.19)I	(.10)
Net asset value, end of period	$ 10.33	$ 11.01
Total ReturnB, C, D	(4.65)%	11.09%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%A
Net investment income (loss)	.69%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,476	$ 776
Portfolio turnover rate	22%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.05
Net realized and unrealized gain (loss)	(.58)	1.06
Total from investment operations	(.50)	1.11
Distributions from net investment income	(.06)	(.05)
Distributions from net realized gain	(.13)	(.05)
Total distributions	(.19)I	(.10)
Net asset value, end of period	$ 10.32	$ 11.01
Total ReturnB, C, D	(4.74)%	11.08%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%A
Net investment income (loss)	.69%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,539	$ 770
Portfolio turnover rate	22%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.19	.14
Net realized and unrealized gain (loss)	(.59)	1.06
Total from investment operations	(.40)	1.20
Distributions from net investment income	(.13)	(.08)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.26)H	(.13)
Net asset value, end of period	$ 10.41	$ 11.07
Total ReturnB, C	(3.82)%	12.02%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%A
Expenses net of all reductions	.00%	.00%A
Net investment income (loss)	1.68%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,631	$ 629
Portfolio turnover rate	22%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.264 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	2.7
Fidelity Advisor Dividend Growth Fund Institutional Class	9.4	10.2
Fidelity Advisor Equity Growth Fund Institutional Class	7.8	9.0
Fidelity Advisor Equity Income Fund Institutional Class	11.9	13.2
Fidelity Advisor Growth & Income Fund Institutional Class	10.6	11.6
Fidelity Advisor Large Cap Fund Institutional Class	10.6	11.6
Fidelity Advisor Mid Cap Fund Institutional Class	5.2	5.7
Fidelity Advisor Small Cap Fund Institutional Class	2.9	3.1
Fidelity Small Cap Opportunities Fund	4.1	2.3
	69.0	69.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	10.4	10.2
Fidelity Advisor Overseas Fund Institutional Class	10.4	10.1
	20.8	20.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.6	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.1	0.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.2	0.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.2	0.1
	0.6	0.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.0%
International Equity Funds	20.8%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	0.6%

Six months ago
Domestic Equity Funds	69.4%
International Equity Funds	20.3%
High Yield Fixed-Income Funds	9.9%
Investment Grade Fixed-Income Funds	0.4%

Expected
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.8%
	Shares	Value
Domestic Equity Funds - 69.0%
Fidelity 100 Index Fund	586,146	$ 5,591,829
Fidelity Advisor Dividend Growth Fund Institutional Class	723,457	8,138,896
Fidelity Advisor Equity Growth Fund Institutional Class	113,292	6,722,759
Fidelity Advisor Equity Income Fund Institutional Class	385,102	10,232,153
Fidelity Advisor Growth & Income Fund Institutional Class	491,311	9,148,209
Fidelity Advisor Large Cap Fund Institutional Class	510,211	9,097,067
Fidelity Advisor Mid Cap Fund Institutional Class	214,467	4,437,331
Fidelity Advisor Small Cap Fund Institutional Class	105,198	2,499,494
Fidelity Small Cap Opportunities Fund	446,114	3,537,688
TOTAL DOMESTIC EQUITY FUNDS		59,405,426
International Equity Funds - 20.8%
Fidelity Advisor Diversified International Fund Institutional Class	448,260	8,992,105
Fidelity Advisor Overseas Fund Institutional Class	416,177	8,951,974
TOTAL INTERNATIONAL EQUITY FUNDS		17,944,079
TOTAL EQUITY FUNDS (Cost $86,579,980)		77,349,505
Fixed-Income Funds - 10.2%

High Yield Fixed-Income Funds - 9.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	925,787	8,258,020
Investment Grade Fixed-Income Funds - 0.6%
Fidelity Advisor Government Income Fund Institutional Class	8,598	91,652
Fidelity Advisor Intermediate Bond Fund Institutional Class	15,554	165,189
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,864	90,412
Fidelity Advisor Total Bond Fund Institutional Class	13,666	140,622
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		487,875
TOTAL FIXED-INCOME FUNDS (Cost $9,665,621)		8,745,895
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $96,245,601)		$ 86,095,400

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $96,245,601) - See accompanying schedule		$ 86,095,400
Cash		9,024
Receivable for fund shares sold		403,028
Other receivables		1,441
Total assets		86,508,893

Liabilities
Payable for investments purchased	$ 359,805
Payable for fund shares redeemed	52,210
Distribution fees payable	23,653
Total liabilities		435,668

Net Assets		$ 86,073,225
Net Assets consist of:
Paid in capital		$ 93,738,948
Undistributed net investment income		45,694
Accumulated undistributed net realized gain (loss) on investments		2,438,784
Net unrealized appreciation (depreciation) on investments		(10,150,201)
Net Assets		$ 86,073,225

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,249,972 ÷ 5,351,115 shares)		$ 10.32

Maximum offering price per share (100/94.25 of $10.32)		$ 10.95
Class T: Net Asset Value and redemption price per share ($15,146,583 ÷ 1,470,512 shares)		$ 10.30

Maximum offering price per share (100/96.50 of $10.30)		$ 10.67
Class B: Net Asset Value and offering price per share ($3,414,138 ÷ 332,750 shares)A		$ 10.26

Class C: Net Asset Value and offering price per share ($5,380,053 ÷ 524,676 shares)A		$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,882,479 ÷ 665,217 shares)		$ 10.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 843,475
Interest		147
Total income		843,622

Expenses
Distribution fees	$ 185,629
Independent trustees' compensation	177
Total expenses before reductions	185,806
Expense reductions	(177)	185,629
Net investment income (loss)		657,993
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(682,561)
Capital gain distributions from underlying funds	3,548,974	2,866,413
Change in net unrealized appreciation (depreciation) on underlying funds		(10,545,175)
Net gain (loss)		(7,678,762)
Net increase (decrease) in net assets resulting from operations		$ (7,020,769)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 657,993	$ 62,632
Net realized gain (loss)	2,866,413	251,469
Change in net unrealized appreciation (depreciation)	(10,545,175)	394,974
Net increase (decrease) in net assets resulting from operations	(7,020,769)	709,075
Distributions to shareholders from net investment income	(617,903)	(57,030)
Distributions to shareholders from net realized gain	(637,740)	(41,358)
Total distributions	(1,255,643)	(98,388)
Share transactions - net increase (decrease)	74,257,188	19,481,762
Total increase (decrease) in net assets	65,980,776	20,092,449

Net Assets
Beginning of period	20,092,449	-
End of period (including undistributed net investment income of $45,694 and undistributed net investment income of $5,602, respectively)	$ 86,073,225	$ 20,092,449

Financial Highlights - Class A

Years ended March 31,	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.13
Net realized and unrealized gain (loss)	(.60)	1.06
Total from investment operations	(.44)	1.19
Distributions from net investment income	(.11)	(.09)
Distributions from net realized gain	(.17)	(.06)
Total distributions	(.28)	(.15)
Net asset value, end of period	$ 10.32	$ 11.04
Total Return B, C, D	(4.27)%	11.91%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%A
Expenses net of all reductions	.25%	.25%A
Net investment income (loss)	1.39%	1.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,250	$ 12,907
Portfolio turnover rate	25%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.11
Net realized and unrealized gain (loss)	(.59)	1.05
Total from investment operations	(.46)	1.16
Distributions from net investment income	(.09)	(.08)
Distributions from net realized gain	(.17)	(.06)
Total distributions	(.26)	(.14)
Net asset value, end of period	$ 10.30	$ 11.02
Total ReturnB, C, D	(4.45)%	11.64%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%A
Expenses net of all reductions	.50%	.50%A
Net investment income (loss)	1.14%	1.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,147	$ 3,520
Portfolio turnover rate	25%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.06
Net realized and unrealized gain (loss)	(.59)	1.07
Total from investment operations	(.52)	1.13
Distributions from net investment income	(.06)	(.07)
Distributions from net realized gain	(.16)	(.06)
Total distributions	(.22)	(.13)
Net asset value, end of period	$ 10.26	$ 11.00
Total ReturnB, C, D	(4.93)%	11.31%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%A
Net investment income (loss)	.64%	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,414	$ 1,177
Portfolio turnover rate	25%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.06
Net realized and unrealized gain (loss)	(.59)	1.06
Total from investment operations	(.52)	1.12
Distributions from net investment income	(.07)	(.06)
Distributions from net realized gain	(.16)	(.06)
Total distributions	(.23)	(.12)
Net asset value, end of period	$ 10.25	$ 11.00
Total ReturnB, C, D	(4.99)%	11.25%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%A
Net investment income (loss)	.64%	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,380	$ 1,507
Portfolio turnover rate	25%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.18	.15
Net realized and unrealized gain (loss)	(.59)	1.06
Total from investment operations	(.41)	1.21
Distributions from net investment income	(.13)	(.09)
Distributions from net realized gain	(.17)	(.06)
Total distributions	(.30)	(.15)
Net asset value, end of period	$ 10.35	$ 11.06
Total ReturnB, C	(4.02)%	12.16%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%A
Expenses net of all reductions	.00%	.00%A
Net investment income (loss)	1.64%	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,882	$ 982
Portfolio turnover rate	25%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2008

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 163,427,937	$ 2,546,218	$ (4,174,510)	$ (1,628,292)
Advisor Freedom 2005	148,244,154	2,803,333	(6,656,862)	(3,853,529)
Advisor Freedom 2010	734,352,939	21,494,040	(29,428,092)	(7,934,052)
Advisor Freedom 2015	920,008,360	22,678,572	(42,866,659)	(20,188,087)
Advisor Freedom 2020	1,567,119,787	56,428,394	(80,691,373)	(24,262,979)
Advisor Freedom 2025	908,112,998	21,012,605	(59,944,828)	(38,932,223)
Advisor Freedom 2030	1,155,311,458	37,396,836	(80,126,852)	(42,730,016)
Advisor Freedom 2035	557,420,916	10,381,378	(46,213,823)	(35,832,445)
Advisor Freedom 2040	851,467,319	28,900,641	(61,232,811)	(32,332,170)
Advisor Freedom 2045	94,426,521	306,791	(9,620,941)	(9,314,150)
Advisor Freedom 2050	96,247,042	286,723	(10,438,365)	(10,151,642)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Advisor Freedom Income	$ 425,599	$ 597,303
Advisor Freedom 2005	635,370	2,342,427
Advisor Freedom 2010	2,813,532	15,678,789
Advisor Freedom 2015	3,034,550	21,700,188
Advisor Freedom 2020	4,025,132	48,417,869
Advisor Freedom 2025	2,110,038	26,810,755
Advisor Freedom 2030	1,788,371	41,802,699
Advisor Freedom 2035	732,543	18,335,043
Advisor Freedom 2040	952,003	33,419,564
Advisor Freedom 2045	94,849	2,148,220
Advisor Freedom 2050	73,408	2,412,514

The tax character of distributions paid was as follows:

March 31, 2008
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,226,805	$ 430,332	$ 5,657,137
Advisor Freedom 2005	3,115,492	830,264	3,945,756
Advisor Freedom 2010	18,580,982	6,015,166	24,596,148
Advisor Freedom 2015	20,656,805	8,829,642	29,486,447
Advisor Freedom 2020	32,982,163	19,552,221	52,534,384
Advisor Freedom 2025	16,672,355	9,344,922	26,017,277
Advisor Freedom 2030	19,222,919	15,822,055	35,044,974
Advisor Freedom 2035	8,087,079	5,463,530	13,550,609
Advisor Freedom 2040	14,535,541	12,905,725	27,441,266
Advisor Freedom 2045	977,226	122,943	1,100,169
Advisor Freedom 2050	1,053,897	201,746	1,255,643

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 2,738,533	$ 435,586	$ 3,174,119
Advisor Freedom 2005	1,379,493	529,238	1,908,731
Advisor Freedom 2010	10,809,995	4,869,805	15,679,800
Advisor Freedom 2015	10,658,643	4,689,333	15,347,976
Advisor Freedom 2020	19,829,363	13,558,440	33,387,803
Advisor Freedom 2025	7,571,599	4,519,776	12,091,375
Advisor Freedom 2030	10,595,472	7,971,409	18,566,881
Advisor Freedom 2035	3,480,235	2,192,065	5,672,300
Advisor Freedom 2040	8,552,165	6,365,609	14,917,774
Advisor Freedom 2045	60,830	-	60,830
Advisor Freedom 2050	98,388	-	98,388

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	133,493,614	77,035,879
Advisor Freedom 2005	101,252,715	34,225,618
Advisor Freedom 2010	323,172,952	98,724,105
Advisor Freedom 2015	444,795,872	99,954,356
Advisor Freedom 2020	658,650,671	137,118,313
Advisor Freedom 2025	473,746,683	70,525,417
Advisor Freedom 2030	569,631,171	101,375,358
Advisor Freedom 2035	335,335,277	35,991,356
Advisor Freedom 2040	373,674,366	66,252,870
Advisor Freedom 2045	87,808,743	10,681,394
Advisor Freedom 2050	90,400,792	13,175,859

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 169,772	$ 71,173
Class T	.25%	.25%	222,883	-
Class B	.75%	.25%	50,968	38,243
Class C	.75%	.25%	145,089	28,023
			$ 588,712	$ 137,439
Advisor Freedom 2005
Class A	0%	.25%	$ 172,719	$ 98,790
Class T	.25%	.25%	111,356	-
Class B	.75%	.25%	39,388	29,565
Class C	.75%	.25%	102,289	21,013
			$ 425,752	$ 149,368
Advisor Freedom 2010
Class A	0%	.25%	$ 791,588	$ 261,172
Class T	.25%	.25%	1,069,204	-
Class B	.75%	.25%	354,161	265,621
Class C	.75%	.25%	549,307	112,593
			$ 2,764,260	$ 639,386
Advisor Freedom 2015
Class A	0%	.25%	$ 1,006,992	$ 362,025
Class T	.25%	.25%	1,010,546	-
Class B	.75%	.25%	440,108	330,123
Class C	.75%	.25%	636,312	150,263
			$ 3,093,958	$ 842,411
Advisor Freedom 2020
Class A	0%	.25%	$ 1,680,014	$ 514,569
Class T	.25%	.25%	2,360,202	-
Class B	.75%	.25%	921,895	691,421
Class C	.75%	.25%	942,700	204,732
			$ 5,904,811	$ 1,410,722
Advisor Freedom 2025
Class A	0%	.25%	$ 1,084,557	$ 439,147
Class T	.25%	.25%	870,227	-
Class B	.75%	.25%	424,868	318,651
Class C	.75%	.25%	384,936	97,211
			$ 2,764,588	$ 855,009
Advisor Freedom 2030
Class A	0%	.25%	$ 1,234,217	$ 458,079
Class T	.25%	.25%	1,555,242	-
Class B	.75%	.25%	629,777	472,333
Class C	.75%	.25%	604,388	120,640
			$ 4,023,624	$ 1,051,052

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2035	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 600,586	$ 276,630
Class T	.25%	.25%	482,702	-
Class B	.75%	.25%	273,610	205,225
Class C	.75%	.25%	225,636	58,291
			$ 1,582,534	$ 540,146
Advisor Freedom 2040
Class A	0%	.25%	$ 891,735	$ 267,819
Class T	.25%	.25%	1,241,710	-
Class B	.75%	.25%	521,887	391,415
Class C	.75%	.25%	576,895	113,450
			$ 3,232,227	$ 772,684
Advisor Freedom 2045
Class A	0%	.25%	$ 82,839	$ 62,081
Class T	.25%	.25%	36,734	-
Class B	.75%	.25%	17,657	13,398
Class C	.75%	.25%	17,198	11,736
			$ 154,428	$ 87,215
Advisor Freedom 2050
Class A	0%	.25%	$ 81,012	$ 43,227
Class T	.25%	.25%	45,945	-
Class B	.75%	.25%	23,443	17,673
Class C	.75%	.25%	35,229	22,677
			$ 185,629	$ 83,577

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 14,578
Class T	5,334
Class B*	17,342
Class C*	3,206
$ 40,460
Advisor Freedom 2005
Class A	$ 18,370
Class T	4,454
Class B*	15,914
Class C*	1,905
$ 40,643
Advisor Freedom 2010
Class A	$ 67,959
Class T	21,017
Class B*	79,221
Class C*	7,005
$ 175,202

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 118,871
Class T	29,726
Class B*	117,173
Class C*	11,184
$ 276,954
Advisor Freedom 2020
Class A	$ 198,842
Class T	52,153
Class B*	223,930
Class C*	13,233
$ 488,158
Advisor Freedom 2025
Class A	$ 140,932
Class T	34,755
Class B*	142,069
Class C*	4,986
$ 322,742
Advisor Freedom 2030
Class A	$ 166,226
Class T	40,219
Class B*	163,229
Class C*	10,331
$ 380,005
Advisor Freedom 2035
Class A	$ 101,603
Class T	21,134
Class B*	94,736
Class C*	5,203
$ 222,676
Advisor Freedom 2040
Class A	$ 161,938
Class T	37,961
Class B*	176,098
Class C*	8,478
$ 384,475
Advisor Freedom 2045
Class A	$ 23,011
Class T	3,421
Class B*	8,073
Class C*	911
$ 35,416
Advisor Freedom 2050
Class A	$ 44,913
Class T	7,415
Class B*	5,896
Class C*	1,638
$ 59,862

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 251
Class T	.50%	165
Class B	1.00%	19
Class C	1.00%	54
Institutional Class	.00%	23
Advisor Freedom 2005
Class A	.25%	252
Class T	.50%	81
Class B	1.00%	14
Class C	1.00%	37
Institutional Class	.00%	21
Advisor Freedom 2010
Class A	.25%	1,180
Class T	.50%	797
Class B	1.00%	132
Class C	1.00%	205
Institutional Class	.00%	114
Advisor Freedom 2015
Class A	.25%	1,492
Class T	.50%	748
Class B	1.00%	163
Class C	1.00%	235
Institutional Class	.00%	190
Advisor Freedom 2020
Class A	.25%	2,502
Class T	.50%	1,757
Class B	1.00%	343
Class C	1.00%	351
Institutional Class	.00%	232
Advisor Freedom 2025
Class A	.25%	1,593
Class T	.50%	639
Class B	1.00%	156
Class C	1.00%	141
Institutional Class	.00%	113
Advisor Freedom 2030
Class A	.25%	1,827
Class T	.50%	1,151
Class B	1.00%	233
Class C	1.00%	223
Institutional Class	.00%	168

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 874
Class T	.50%	351
Class B	1.00%	99
Class C	1.00%	82
Institutional Class	.00%	67
Advisor Freedom 2040
Class A	.25%	1,326
Class T	.50%	923
Class B	1.00%	194
Class C	1.00%	214
Institutional Class	.00%	118
Advisor Freedom 2045
Class A	.25%	113
Class T	.50%	25
Class B	1.00%	7
Class C	1.00%	7
Institutional Class	.00%	13
Advisor Freedom 2050
Class A	.25%	111
Class T	.50%	32
Class B	1.00%	8
Class C	1.00%	13
Institutional Class	.00%	13

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period the Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Large Cap Fund	52%
Fidelity Advisor Overseas Fund	34%
Fidelity Advisor Growth & Income Fund	37%
Fidelity Advisor Intermediate Bond Fund	24%

At the end of the period, Fidelity Advisor Freedom 2020 Fund was the owner of record of approximately 11% of the total outstanding shares of the Fidelity Advisor Large Cap Fund.

In September 2006, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), the Funds' transfer agent, notified the Funds that the Funds' books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Funds which did not result in a material impact to the Funds' reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended March 31,
	2008	2007
Advisor Freedom Income
From net investment income
Class A	$ 2,504,685	$ 1,002,334
Class T	1,563,953	1,094,267
Class B	152,566	127,152
Class C	433,205	340,423
Institutional Class	228,075	52,530
Total	$ 4,882,484	$ 2,616,706
From net realized gain
Class A	$ 363,946	$ 159,694
Class T	265,719	250,213
Class B	31,009	37,002
Class C	84,230	101,597
Institutional Class	29,749	8,907
Total	$ 774,653	$ 557,413
Advisor Freedom 2005
From net investment income
Class A	$ 1,724,823	$ 605,813
Class T	428,083	313,704
Class B	51,521	49,294
Class C	147,372	113,001
Institutional Class	207,409	47,174
Total	$ 2,559,208	$ 1,128,986
From net realized gain
Class A	$ 834,705	$ 315,950
Class T	290,404	248,166
Class B	52,453	62,256
Class C	130,191	128,211
Institutional Class	78,795	25,162
Total	$ 1,386,548	$ 779,745
Advisor Freedom 2010
From net investment income
Class A	$ 8,089,684	$ 3,995,531
Class T	4,645,864	3,440,551
Class B	581,796	495,075
Class C	979,699	652,244
Institutional Class	999,219	345,085
Total	$ 15,296,262	$ 8,928,486
From net realized gain
Class A	$ 4,371,752	$ 2,696,358
Class T	3,146,806	2,598,359
Class B	543,390	569,438
Class C	798,291	682,976
Institutional Class	439,647	204,183
Total	$ 9,299,886	$ 6,751,314

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

	Years ended March 31,
	2008	2007
Advisor Freedom 2015
From net investment income
Class A	$ 9,282,719	$ 4,043,265
Class T	3,805,292	2,579,826
Class B	608,280	470,817
Class C	916,055	606,365
Institutional Class	1,380,515	705,795
Total	$ 15,992,861	$ 8,406,068
From net realized gain
Class A	$ 6,792,732	$ 2,739,513
Class T	3,796,442	2,384,892
Class B	835,908	622,101
Class C	1,173,886	694,561
Institutional Class	894,618	500,841
Total	$ 13,493,586	$ 6,941,908
Advisor Freedom 2020
From net investment income
Class A	$ 13,227,162	$ 6,850,858
Class T	7,368,496	5,698,586
Class B	994,726	810,487
Class C	1,068,257	784,767
Institutional Class	1,659,078	538,403
Total	$ 24,317,719	$ 14,683,101
From net realized gain
Class A	$ 13,024,880	$ 7,537,514
Class T	10,046,546	7,396,310
Class B	1,981,035	1,713,469
Class C	1,985,963	1,527,861
Institutional Class	1,178,241	529,548
Total	$ 28,216,665	$ 18,704,702
Advisor Freedom 2025
From net investment income
Class A	$ 7,874,109	$ 3,125,692
Class T	2,457,202	1,560,568
Class B	398,931	278,660
Class C	394,171	229,679
Institutional Class	831,749	152,090
Total	$ 11,956,162	$ 5,346,689
From net realized gain
Class A	$ 8,202,079	$ 3,415,791
Class T	3,646,794	2,067,705
Class B	892,352	626,709
Class C	791,593	496,499
Institutional Class	528,297	137,982
Total	$ 14,061,115	$ 6,744,686

Annual Report

8. Distributions to Shareholders - continued

	Years ended March 31,
	2008	2007
Advisor Freedom 2030
From net investment income
Class A	$ 7,205,006	$ 3,346,670
Class T	3,287,728	2,694,894
Class B	414,862	337,549
Class C	403,557	318,345
Institutional Class	916,629	235,961
Total	$ 12,227,782	$ 6,933,419
From net realized gain
Class A	$ 10,936,038	$ 4,490,893
Class T	7,840,143	4,779,075
Class B	1,556,434	1,090,033
Class C	1,494,609	983,447
Institutional Class	989,968	290,014
Total	$ 22,817,192	$ 11,633,462
Advisor Freedom 2035
From net investment income
Class A	$ 3,345,833	$ 1,192,816
Class T	952,354	710,451
Class B	177,323	137,177
Class C	143,957	115,447
Institutional Class	415,381	54,126
Total	$ 5,034,848	$ 2,210,017
From net realized gain
Class A	$ 4,819,324	$ 1,548,250
Class T	2,263,096	1,184,405
Class B	601,586	371,468
Class C	497,133	297,049
Institutional Class	334,622	61,111
Total	$ 8,515,761	$ 3,462,283
Advisor Freedom 2040
From net investment income
Class A	$ 5,153,377	$ 2,619,392
Class T	2,630,359	2,038,155
Class B	354,339	289,047
Class C	387,464	344,514
Institutional Class	634,685	183,929
Total	$ 9,160,224	$ 5,475,037
From net realized gain
Class A	$ 8,341,256	$ 3,781,697
Class T	6,395,011	3,639,201
Class B	1,317,210	826,884
Class C	1,493,781	978,964
Institutional Class	733,784	215,991
Total	$ 18,281,042	$ 9,442,737

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

	Years ended March 31,
	2008	2007
Advisor Freedom 2045A
From net investment income
Class A	$ 408,907	$ 17,761
Class T	76,927	11,873
Class B	11,522	1,977
Class C	11,199	2,080
Institutional Class	62,319	1,576
Total	$ 570,874	$ 35,267
From net realized gain
Class A	$ 365,060	$ 11,838
Class T	84,292	8,362
Class B	18,988	2,103
Class C	18,223	2,262
Institutional Class	42,732	998
Total	$ 529,295	$ 25,563
Advisor Freedom 2050A
From net investment income
Class A	$ 421,587	$ 36,386
Class T	94,910	8,564
Class B	15,927	4,114
Class C	26,686	4,848
Institutional Class	58,793	3,118
Total	$ 617,903	$ 57,030
From net realized gain
Class A	$ 409,384	$ 24,808
Class T	109,763	6,344
Class B	29,999	3,578
Class C	43,754	4,617
Institutional Class	44,840	2,011
Total	$ 637,740	$ 41,358

A For the period June 1, 2006 (commencement of operations) to March 31, 2007.

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom Income
Class A
Shares sold	6,395,797	3,998,819	$ 68,652,447	$ 42,215,890
Reinvestment of distributions	259,372	102,485	2,783,957	1,078,852
Shares redeemed	(2,922,596)	(1,230,892)	(31,256,793)	(12,986,012)
Net increase (decrease)	3,732,573	2,870,412	$ 40,179,611	$ 30,308,730
Class T
Shares sold	2,855,150	2,071,786	$ 30,643,258	$ 21,825,406
Reinvestment of distributions	164,484	122,503	1,765,934	1,286,011
Shares redeemed	(2,428,323)	(1,579,074)	(25,960,467)	(16,645,393)
Net increase (decrease)	591,311	615,215	$ 6,448,725	$ 6,466,024
Class B
Shares sold	214,502	104,130	$ 2,287,850	$ 1,094,305
Reinvestment of distributions	15,304	14,103	164,212	147,869
Shares redeemed	(165,034)	(116,492)	(1,766,793)	(1,222,471)
Net increase (decrease)	64,772	1,741	$ 685,269	$ 19,703
Class C
Shares sold	601,335	289,104	$ 6,439,273	$ 3,032,611
Reinvestment of distributions	39,613	31,301	424,846	328,081
Shares redeemed	(469,822)	(384,133)	(5,023,022)	(4,025,882)
Net increase (decrease)	171,126	(63,728)	$ 1,841,097	$ (665,190)
Institutional Class
Shares sold	1,046,538	209,024	$ 11,013,967	$ 2,227,313
Reinvestment of distributions	23,599	5,153	253,422	54,344
Shares redeemed	(460,080)	(61,571)	(4,893,967)	(653,326)
Net increase (decrease)	610,057	152,606	$ 6,373,422	$ 1,628,331
Advisor Freedom 2005
Class A
Shares sold	7,280,006	3,787,746	$ 86,978,408	$ 43,883,709
Reinvestment of distributions	209,681	76,807	2,523,615	885,668
Shares redeemed	(3,032,111)	(1,115,226)	(36,068,889)	(12,859,998)
Net increase (decrease)	4,457,576	2,749,327	$ 53,433,134	$ 31,909,379
Class T
Shares sold	1,302,460	1,234,660	$ 15,596,978	$ 14,090,491
Reinvestment of distributions	57,458	47,993	691,442	550,611
Shares redeemed	(1,248,968)	(793,872)	(14,879,592)	(9,030,257)
Net increase (decrease)	110,950	488,781	$ 1,408,828	$ 5,610,845
Class B
Shares sold	134,939	116,869	$ 1,573,994	$ 1,310,125
Reinvestment of distributions	7,641	8,797	91,841	100,501
Shares redeemed	(97,335)	(128,275)	(1,155,938)	(1,454,001)
Net increase (decrease)	45,245	(2,609)	$ 509,897	$ (43,375)
Class C
Shares sold	398,272	232,197	$ 4,710,455	$ 2,619,306
Reinvestment of distributions	20,492	18,367	245,781	209,932
Shares redeemed	(218,640)	(153,843)	(2,586,377)	(1,749,764)
Net increase (decrease)	200,124	96,721	$ 2,369,859	$ 1,079,474
Institutional Class
Shares sold	898,304	208,498	$ 10,934,550	$ 2,404,546
Reinvestment of distributions	23,531	6,260	284,303	72,336
Shares redeemed	(368,372)	(47,487)	(4,367,156)	(552,920)
Net increase (decrease)	553,463	167,271	$ 6,851,697	$ 1,923,962

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom 2010
Class A
Shares sold	21,172,266	13,374,637	$ 262,315,907	$ 159,853,302
Reinvestment of distributions	977,928	545,669	12,200,535	6,515,960
Shares redeemed	(10,377,196)	(6,124,760)	(128,191,139)	(71,950,410)
Net increase (decrease)	11,772,998	7,795,546	$ 146,325,303	$ 94,418,852
Class T
Shares sold	9,009,530	8,317,218	$ 110,976,658	$ 97,643,792
Reinvestment of distributions	619,841	503,504	7,710,014	5,992,339
Shares redeemed	(7,066,194)	(5,095,468)	(87,124,252)	(60,236,553)
Net increase (decrease)	2,563,177	3,725,254	$ 31,562,420	$ 43,399,578
Class B
Shares sold	531,540	554,718	$ 6,513,051	$ 6,527,082
Reinvestment of distributions	81,330	80,803	1,009,856	957,744
Shares redeemed	(551,595)	(632,615)	(6,803,579)	(7,468,667)
Net increase (decrease)	61,275	2,906	$ 719,328	$ 16,159
Class C
Shares sold	1,941,907	1,325,915	$ 23,880,546	$ 15,583,541
Reinvestment of distributions	125,362	100,155	1,552,639	1,185,377
Shares redeemed	(1,000,919)	(814,977)	(12,286,806)	(9,586,446)
Net increase (decrease)	1,066,350	611,093	$ 13,146,379	$ 7,182,472
Institutional Class
Shares sold	2,789,625	1,216,876	$ 34,942,048	$ 14,661,891
Reinvestment of distributions	109,553	41,121	1,370,855	492,727
Shares redeemed	(1,273,890)	(440,638)	(15,744,160)	(5,177,492)
Net increase (decrease)	1,625,288	817,359	$ 20,568,743	$ 9,977,126
Advisor Freedom 2015
Class A
Shares sold	30,012,366	16,710,642	$ 375,290,820	$ 200,771,970
Reinvestment of distributions	1,252,597	551,943	15,820,828	6,663,795
Shares redeemed	(11,069,498)	(4,573,003)	(138,060,728)	(54,952,585)
Net increase (decrease)	20,195,465	12,689,582	$ 253,050,920	$ 152,483,180
Class T
Shares sold	7,187,921	7,721,319	$ 89,866,267	$ 92,149,992
Reinvestment of distributions	593,664	409,024	7,487,851	4,918,891
Shares redeemed	(5,577,816)	(3,704,390)	(69,873,542)	(44,146,399)
Net increase (decrease)	2,203,769	4,425,953	$ 27,480,576	$ 52,922,484
Class B
Shares sold	952,656	956,714	$ 11,837,765	$ 11,262,926
Reinvestment of distributions	107,501	84,955	1,351,705	1,017,658
Shares redeemed	(715,996)	(539,119)	(8,904,180)	(6,415,601)
Net increase (decrease)	344,161	502,550	$ 4,285,290	$ 5,864,983
Class C
Shares sold	1,762,544	2,127,630	$ 21,931,918	$ 25,214,598
Reinvestment of distributions	147,692	94,790	1,855,516	1,136,191
Shares redeemed	(938,455)	(651,145)	(11,655,229)	(7,748,011)
Net increase (decrease)	971,781	1,571,275	$ 12,132,205	$ 18,602,778
Institutional Class
Shares sold	4,107,174	1,369,022	$ 52,023,759	$ 16,393,429
Reinvestment of distributions	177,571	97,887	2,253,324	1,185,250
Shares redeemed	(1,687,314)	(549,649)	(21,403,007)	(6,624,103)
Net increase (decrease)	2,597,431	917,260	$ 32,874,076	$ 10,954,576

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom 2020
Class A
Shares sold	38,566,894	23,846,967	$ 525,160,644	$ 308,792,249
Reinvestment of distributions	1,874,481	1,084,342	25,889,867	14,167,012
Shares redeemed	(14,579,291)	(9,148,908)	(197,670,315)	(115,715,246)
Net increase (decrease)	25,862,084	15,782,401	$ 353,380,196	$ 207,244,015
Class T
Shares sold	15,080,905	15,749,378	$ 205,467,830	$ 200,592,709
Reinvestment of distributions	1,251,431	996,748	17,269,011	13,003,180
Shares redeemed	(12,338,940)	(7,788,390)	(168,368,029)	(100,250,106)
Net increase (decrease)	3,993,396	8,957,736	$ 54,368,812	$ 113,345,783
Class B
Shares sold	1,397,786	1,566,662	$ 18,987,125	$ 20,015,458
Reinvestment of distributions	206,609	185,085	2,841,914	2,401,388
Shares redeemed	(979,173)	(914,111)	(13,271,484)	(11,718,717)
Net increase (decrease)	625,222	837,636	$ 8,557,555	$ 10,698,129
Class C
Shares sold	2,950,874	2,364,641	$ 40,072,501	$ 30,268,265
Reinvestment of distributions	193,944	157,258	2,664,764	2,039,411
Shares redeemed	(1,961,725)	(982,764)	(26,617,780)	(12,533,396)
Net increase (decrease)	1,183,093	1,539,135	$ 16,119,485	$ 19,774,280
Institutional Class
Shares sold	5,531,638	1,665,024	$ 76,296,447	$ 21,746,839
Reinvestment of distributions	196,081	72,996	2,719,400	958,005
Shares redeemed	(1,698,087)	(567,015)	(23,097,020)	(7,296,379)
Net increase (decrease)	4,029,632	1,171,005	$ 55,918,827	$ 15,408,465
Advisor Freedom 2025
Class A
Shares sold	31,444,214	15,737,696	$ 413,397,979	$ 197,945,688
Reinvestment of distributions	1,193,033	518,473	15,943,550	6,492,103
Shares redeemed	(10,605,763)	(3,113,289)	(138,593,485)	(38,954,335)
Net increase (decrease)	22,031,484	13,142,880	$ 290,748,044	$ 165,483,456
Class T
Shares sold	7,320,665	7,015,432	$ 96,719,142	$ 87,481,183
Reinvestment of distributions	451,032	288,574	6,039,311	3,613,946
Shares redeemed	(5,426,572)	(2,276,653)	(71,792,696)	(28,529,518)
Net increase (decrease)	2,345,125	5,027,353	$ 30,965,757	$ 62,565,611
Class B
Shares sold	1,032,697	998,291	$ 13,514,621	$ 12,299,748
Reinvestment of distributions	94,056	70,208	1,250,009	869,570
Shares redeemed	(523,284)	(348,807)	(6,862,113)	(4,303,451)
Net increase (decrease)	603,469	719,692	$ 7,902,517	$ 8,865,867
Class C
Shares sold	1,232,948	1,074,566	$ 16,188,203	$ 13,324,519
Reinvestment of distributions	81,325	52,399	1,080,397	649,142
Shares redeemed	(519,398)	(255,502)	(6,755,133)	(3,161,389)
Net increase (decrease)	794,875	871,463	$ 10,513,467	$ 10,812,272
Institutional Class
Shares sold	4,059,864	801,952	$ 54,260,664	$ 10,021,125
Reinvestment of distributions	99,805	22,778	1,339,601	286,866
Shares redeemed	(942,331)	(178,765)	(12,524,147)	(2,201,208)
Net increase (decrease)	3,217,338	645,965	$ 43,076,118	$ 8,106,783

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom 2030
Class A
Shares sold	31,843,152	16,253,114	$ 459,602,140	$ 222,796,744
Reinvestment of distributions	1,221,831	566,443	17,967,778	7,751,676
Shares redeemed	(9,968,940)	(4,408,382)	(142,503,129)	(59,297,181)
Net increase (decrease)	23,096,043	12,411,175	$ 335,066,789	$ 171,251,239
Class T
Shares sold	11,245,298	10,263,782	$ 162,101,126	$ 137,668,691
Reinvestment of distributions	752,594	543,658	11,039,870	7,398,466
Shares redeemed	(9,323,237)	(4,719,385)	(135,908,919)	(64,003,737)
Net increase (decrease)	2,674,655	6,088,055	$ 37,232,077	$ 81,063,420
Class B
Shares sold	1,094,290	1,215,032	$ 15,718,712	$ 16,319,475
Reinvestment of distributions	130,528	101,708	1,905,487	1,372,910
Shares redeemed	(658,615)	(523,647)	(9,302,781)	(7,048,793)
Net increase (decrease)	566,203	793,093	$ 8,321,418	$ 10,643,592
Class C
Shares sold	1,428,374	1,532,477	$ 20,470,871	$ 20,559,653
Reinvestment of distributions	119,323	87,426	1,741,917	1,180,816
Shares redeemed	(925,108)	(617,269)	(13,146,909)	(8,273,949)
Net increase (decrease)	622,589	1,002,634	$ 9,065,879	$ 13,466,520
Institutional Class
Shares sold	4,311,519	1,246,804	$ 62,949,526	$ 17,216,002
Reinvestment of distributions	122,302	31,872	1,804,784	437,589
Shares redeemed	(998,614)	(347,902)	(14,596,036)	(4,676,681)
Net increase (decrease)	3,435,207	930,774	$ 50,158,274	$ 12,976,910
Advisor Freedom 2035
Class A
Shares sold	21,196,181	7,937,543	$ 288,304,008	$ 102,858,844
Reinvestment of distributions	582,502	209,021	8,092,022	2,703,345
Shares redeemed	(5,766,443)	(1,209,654)	(77,817,751)	(15,624,179)
Net increase (decrease)	16,012,240	6,936,910	$ 218,578,279	$ 89,938,010
Class T
Shares sold	4,490,317	4,037,876	$ 61,032,845	$ 51,279,521
Reinvestment of distributions	230,541	146,879	3,188,274	1,885,587
Shares redeemed	(3,046,746)	(1,479,180)	(41,592,325)	(18,890,769)
Net increase (decrease)	1,674,112	2,705,575	$ 22,628,794	$ 34,274,339
Class B
Shares sold	727,943	657,867	$ 9,848,745	$ 8,288,850
Reinvestment of distributions	55,321	39,171	760,291	497,716
Shares redeemed	(268,514)	(185,316)	(3,598,845)	(2,339,596)
Net increase (decrease)	514,750	511,722	$ 7,010,191	$ 6,446,970
Class C
Shares sold	744,599	675,368	$ 10,054,795	$ 8,503,831
Reinvestment of distributions	43,460	29,650	597,725	377,444
Shares redeemed	(349,529)	(231,098)	(4,698,348)	(2,893,598)
Net increase (decrease)	438,530	473,920	$ 5,954,172	$ 5,987,677
Institutional Class
Shares sold	2,734,548	411,593	$ 37,807,044	$ 5,305,575
Reinvestment of distributions	53,535	8,649	746,046	112,282
Shares redeemed	(543,000)	(121,717)	(7,395,551)	(1,582,064)
Net increase (decrease)	2,245,083	298,525	$ 31,157,539	$ 3,835,793

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom 2040
Class A
Shares sold	19,155,475	11,078,922	$ 285,070,394	$ 155,096,929
Reinvestment of distributions	880,790	449,793	13,339,232	6,329,119
Shares redeemed	(6,437,466)	(3,247,820)	(95,274,858)	(44,707,746)
Net increase (decrease)	13,598,799	8,280,895	$ 203,134,768	$ 116,718,302
Class T
Shares sold	8,339,567	8,566,986	$ 123,585,235	$ 118,422,507
Reinvestment of distributions	596,272	404,471	9,006,999	5,668,499
Shares redeemed	(6,451,723)	(3,731,784)	(96,064,959)	(51,893,964)
Net increase (decrease)	2,484,116	5,239,673	$ 36,527,275	$ 72,197,042
Class B
Shares sold	1,033,232	1,165,934	$ 15,187,232	$ 16,033,302
Reinvestment of distributions	108,535	78,169	1,628,020	1,084,424
Shares redeemed	(528,583)	(454,770)	(7,760,981)	(6,294,964)
Net increase (decrease)	613,184	789,333	$ 9,054,271	$ 10,822,762
Class C
Shares sold	1,171,341	1,529,531	$ 17,304,375	$ 20,942,119
Reinvestment of distributions	118,241	88,855	1,773,152	1,232,104
Shares redeemed	(943,498)	(742,685)	(13,863,706)	(10,212,837)
Net increase (decrease)	346,084	875,701	$ 5,213,821	$ 11,961,386
Institutional Class
Shares sold	2,783,889	962,985	$ 41,634,833	$ 13,586,544
Reinvestment of distributions	84,901	23,689	1,289,408	335,253
Shares redeemed	(761,479)	(205,086)	(11,355,666)	(2,855,861)
Net increase (decrease)	2,107,311	781,588	$ 31,568,575	$ 11,065,936
Advisor Freedom 2045A
Class A
Shares sold	5,976,822	1,214,659	$ 67,538,170	$ 13,198,339
Reinvestment of distributions	66,457	2,732	771,955	29,586
Shares redeemed	(1,235,991)	(81,608)	(13,806,904)	(893,392)
Net increase (decrease)	4,807,288	1,135,783	$ 54,503,221	$ 12,334,533
Class T
Shares sold	1,134,327	328,167	$ 12,786,797	$ 3,531,809
Reinvestment of distributions	13,886	1,870	161,155	20,235
Shares redeemed	(317,499)	(27,302)	(3,582,304)	(296,286)
Net increase (decrease)	830,714	302,735	$ 9,365,648	$ 3,255,758
Class B
Shares sold	197,272	70,701	$ 2,237,639	$ 743,408
Reinvestment of distributions	2,563	377	29,677	4,080
Shares redeemed	(30,565)	(588)	(338,933)	(6,408)
Net increase (decrease)	169,270	70,490	$ 1,928,383	$ 741,080
Class C
Shares sold	215,629	75,902	$ 2,436,801	$ 795,052
Reinvestment of distributions	2,506	334	28,989	3,613
Shares redeemed	(42,119)	(6,312)	(465,838)	(68,258)
Net increase (decrease)	176,016	69,924	$ 1,999,952	$ 730,407
Institutional Class
Shares sold	707,070	64,697	$ 8,153,318	$ 696,742
Reinvestment of distributions	9,019	237	105,051	2,574
Shares redeemed	(136,245)	(8,061)	(1,544,477)	(89,051)
Net increase (decrease)	579,844	56,873	$ 6,713,892	$ 610,265

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom 2050A
Class A
Shares sold	5,070,025	1,276,625	$ 57,527,193	$ 13,684,931
Reinvestment of distributions	71,419	5,624	828,089	60,797
Shares redeemed	(959,527)	(113,051)	(10,623,621)	(1,223,026)
Net increase (decrease)	4,181,917	1,169,198	$ 47,731,661	$ 12,522,702
Class T
Shares sold	1,657,861	354,770	$ 18,728,257	$ 3,810,949
Reinvestment of distributions	17,173	1,380	198,763	14,908
Shares redeemed	(523,844)	(36,828)	(5,932,648)	(403,059)
Net increase (decrease)	1,151,190	319,322	$ 12,994,372	$ 3,422,798
Class B
Shares sold	258,344	111,977	$ 2,916,138	$ 1,191,055
Reinvestment of distributions	3,848	705	44,456	7,610
Shares redeemed	(36,465)	(5,659)	(402,811)	(61,502)
Net increase (decrease)	225,727	107,023	$ 2,557,783	$ 1,137,163
Class C
Shares sold	525,005	144,191	$ 5,945,473	$ 1,517,547
Reinvestment of distributions	5,664	871	65,337	9,399
Shares redeemed	(143,070)	(7,985)	(1,603,259)	(87,268)
Net increase (decrease)	387,599	137,077	$ 4,407,551	$ 1,439,678
Institutional Class
Shares sold	808,048	90,084	$ 9,192,394	$ 973,960
Reinvestment of distributions	8,828	474	102,543	5,129
Shares redeemed	(240,435)	(1,782)	(2,729,116)	(19,668)
Net increase (decrease)	576,441	88,776	$ 6,565,821	$ 959,421

A For the period June 1, 2006 (commencement of operations) to March 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund as of March 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 19, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-
present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (51)

Year of Election or Appointment: 2007

Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present) and Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2003 or 2006

Secretary of Advisor Freedom Income (2003), Advisor Freedom 2005 (2003), Advisor Freedom 2010 (2003), Advisor Freedom 2015 (2003), Advisor Freedom 2020 (2003), Advisor Freedom 2025 (2003), Advisor Freedom 2030 (2003), Advisor Freedom 2035 (2003), Advisor Freedom 2040 (2003), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). He also serves as Secretary of other Fidelity funds; Senior Vice President (2007-present), General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President of FMR Co., Inc. (2001-2007) and FMR (1997-2007), and Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Advisor Freedom Income (2004), Advisor Freedom 2005 (2004), Advisor Freedom 2010 (2004), Advisor Freedom 2015 (2004), Advisor Freedom 2020 (2004), Advisor Freedom 2025 (2004), Advisor Freedom 2030 (2004), Advisor Freedom 2035 (2004), Advisor Freedom 2040 (2004), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Advisor Freedom Income (2004), Advisor Freedom 2005 (2004), Advisor Freedom 2010 (2004), Advisor Freedom 2015 (2004), Advisor Freedom 2020 (2004), Advisor Freedom 2025 (2004), Advisor Freedom 2030 (2004), Advisor Freedom 2035 (2004), Advisor Freedom 2040 (2004), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/05/08	05/02/08	$0.028	$0.040
Class T	05/05/08	05/02/08	$0.026	$0.040
Class B	05/05/08	05/02/08	$0.022	$0.040
Class C	05/05/08	05/02/08	$0.022	$0.040
Fidelity Advisor Freedom 2005 Fund
Class A	05/12/08	05/09/08	$0.055	$0.180
Class T	05/12/08	05/09/08	$0.047	$0.180
Class B	05/12/08	05/09/08	$0.034	$0.180
Class C	05/12/08	05/09/08	$0.033	$0.180
Fidelity Advisor Freedom 2010 Fund
Class A	05/12/08	05/09/08	$0.050	$0.250
Class T	05/12/08	05/09/08	$0.043	$0.250
Class B	05/12/08	05/09/08	$0.028	$0.250
Class C	05/12/08	05/09/08	$0.029	$0.250
Fidelity Advisor Freedom 2015 Fund
Class A	05/12/08	05/09/08	$0.041	$0.280
Class T	05/12/08	05/09/08	$0.033	$0.280
Class B	05/12/08	05/09/08	$0.018	$0.280
Class C	05/12/08	05/09/08	$0.019	$0.280
Fidelity Advisor Freedom 2020 Fund
Class A	05/12/08	05/09/08	$0.038	$0.390
Class T	05/12/08	05/09/08	$0.030	$0.390
Class B	05/12/08	05/09/08	$0.013	$0.390
Class C	05/12/08	05/09/08	$0.014	$0.390
Fidelity Advisor Freedom 2025 Fund
Class A	05/12/08	05/09/08	$0.031	$0.370
Class T	05/12/08	05/09/08	$0.022	$0.370
Class B	05/12/08	05/09/08	$0.007	$0.370
Class C	05/12/08	05/09/08	$0.007	$0.370
Fidelity Advisor Freedom 2030 Fund
Class A	05/12/08	05/09/08	$0.030	$0.480
Class T	05/12/08	05/09/08	$0.021	$0.480
Class B	05/12/08	05/09/08	$0.000	$0.480
Class C	05/12/08	05/09/08	$0.005	$0.480
Fidelity Advisor Freedom 2035 Fund
Class A	05/12/08	05/09/08	$0.019	$0.430
Class T	05/12/08	05/09/08	$0.011	$0.430
Class B	05/12/08	05/09/08	$0.000	$0.430
Class C	05/12/08	05/09/08	$0.000	$0.430
Fidelity Advisor Freedom 2040 Fund
Class A	05/12/08	05/09/08	$0.018	$0.545
Class T	05/12/08	05/09/08	$0.009	$0.545
Class B	05/12/08	05/09/08	$0.000	$0.540
Class C	05/12/08	05/09/08	$0.000	$0.540
	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom 2045 Fund
Class A	05/12/08	05/09/08	$0.017	$0.240
Class T	05/12/08	05/09/08	$0.012	$0.240
Class B	05/12/08	05/09/08	$0.000	$0.240
Class C	05/12/08	05/09/08	$0.000	$0.240
Fidelity Advisor Freedom 2050 Fund
Class A	05/12/08	05/09/08	$0.006	$0.275
Class T	05/12/08	05/09/08	$0.002	$0.275
Class B	05/12/08	05/09/08	$0.000	$0.270
Class C	05/12/08	05/09/08	$0.000	$0.270

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$597,303
Fidelity Advisor Freedom 2005 Fund	$2,342,427
Fidelity Advisor Freedom 2010 Fund	$15,678,789
Fidelity Advisor Freedom 2015 Fund	$21,700,188
Fidelity Advisor Freedom 2020 Fund	$48,524,712
Fidelity Advisor Freedom 2025 Fund	$26,810,755
Fidelity Advisor Freedom 2030 Fund	$41,986,299
Fidelity Advisor Freedom 2035 Fund	$18,335,043
Fidelity Advisor Freedom 2040 Fund	$33,445,948
Fidelity Advisor Freedom 2045 Fund	$2,148,220
Fidelity Advisor Freedom 2050 Fund	$2,412,514

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	0.918%
Class T	0.918%
Class B	0.918%
Class C	0.918%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
April 2007	0%	0%	0%	0%
May 2007	4%	5%	5%	5%
June 2007	5%	6%	7%	7%
July 2007	5%	6%	7%	7%
August 2007	6%	6%	7%	7%
September 2007	6%	6%	7%	7%
October 2007	5%	6%	7%	7%
November 2007	6%	6%	7%	7%
December 2007 (Ex-Date 12/07/07)	6%	6%	7%	7%
December 2007 (Ex-Date 12/28/07)	6%	6%	6%	6%
February 2008	3%	3%	3%	3%
March 2008	3%	3%	3%	4%
Fidelity Advisor Freedom 2005 Fund
May 2007	8%	9%	14%	14%
December 2007	14%	15%	19%	19%
Fidelity Advisor Freedom 2010 Fund
May 2007	8%	9%	14%	13%
December 2007	14%	15%	18%	17%
Fidelity Advisor Freedom 2015 Fund
May 2007	11%	13%	21%	19%
December 2007	16%	17%	21%	21%
Fidelity Advisor Freedom 2020 Fund
May 2007	17%	22%	49%	49%
December 2007	21%	23%	29%	28%
Fidelity Advisor Freedom 2025 Fund
May 2007	18%	23%	56%	52%
December 2007	23%	26%	32%	31%
Fidelity Advisor Freedom 2030 Fund
May 2007	31%	48%	0%	0%
December 2007	30%	34%	43%	43%
Fidelity Advisor Freedom 2035 Fund
May 2007	33%	68%	0%	0%
December 2007	30%	34%	44%	44%
Fidelity Advisor Freedom 2040 Fund
May 2007	33%	49%	100%	100%
December 2007	31%	35%	45%	45%
Fidelity Advisor Freedom 2045 Fund
May 2007	29%	54%	0%	0%
December 2007	32%	35%	44%	44%
Fidelity Advisor Freedom 2050 Fund
May 2007	37%	75%	0%	0%
December 2007	33%	36%	45%	43%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
April 2007	0%	0%	0%	0%
May 2007	5%	6%	6%	6%
June 2007	7%	7%	9%	8%
July 2007	7%	7%	9%	8%
August 2007	7%	7%	8%	8%
September 2007	7%	7%	8%	8%
October 2007	7%	7%	8%	8%
November 2007	7%	7%	8%	8%
December 2007 (Ex-Date 12/07/07)	7%	7%	8%	9%
December 2007 (Ex-Date 12/28/07)	7%	7%	8%	8%
February 2008	0%	0%	0%	0%
March 2008	0%	0%	0%	0%
Fidelity Advisor Freedom 2005 Fund
May 2007	8%	9%	14%	14%
December 2007	21%	24%	30%	29%
Fidelity Advisor Freedom 2010 Fund
May 2007	8%	9%	13%	13%
December 2007	22%	24%	29%	28%
Fidelity Advisor Freedom 2015 Fund
May 2007	11%	13%	21%	19%
December 2007	25%	28%	33%	33%
Fidelity Advisor Freedom 2020 Fund
May 2007	15%	19%	42%	42%
December 2007	33%	37%	46%	45%
Fidelity Advisor Freedom 2025 Fund
May 2007	17%	22%	53%	49%
December 2007	37%	41%	51%	50%
Fidelity Advisor Freedom 2030 Fund
May 2007	26%	39%	0%	0%
December 2007	47%	54%	69%	69%
Fidelity Advisor Freedom 2035 Fund
May 2007	33%	68%	0%	0%
December 2007	48%	55%	71%	71%
Fidelity Advisor Freedom 2040 Fund
May 2007	29%	42%	100%	100%
December 2007	50%	56%	72%	72%
Fidelity Advisor Freedom 2045 Fund
May 2007	35%	64%	0%	0%
December 2007	53%	58%	72%	72%
Fidelity Advisor Freedom 2050 Fund
May 2007	41%	82%	0%	0%
December 2007	57%	62%	77%	75%

The funds will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)

AFF-UANN-0508
1.792134.104

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 -
Institutional Class

Annual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Freedom Income Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	2.00%	4.35%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	0.12%	6.02%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	-0.05%	6.58%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2015 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	-0.42%	6.94%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Advisor Freedom 2020 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	-1.62%	8.33%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2025 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	-1.93%	7.60%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2030 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	-3.01%	9.03%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2035 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	-3.19%	8.01%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	-3.70%	9.53%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	-3.82%	4.15%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Institutional Class	-4.02%	4.11%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom Funds

Management's Discussion of Fund Performance

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®

Turmoil in the credit markets, together with concerns about slowing economic growth and rising inflation, had broad-reaching effects on capital markets around the world during the 12 months ending March 31, 2008. The Federal Reserve Board acted forcefully in an effort to contain the situation, cutting a key short-term lending rate six times by a total of three full percentage points. Despite these efforts, domestic and international equity markets both struggled, especially late in the period. In the United States, the Standard & Poor's 500SM Index fell 5.08%, the Dow Jones Wilshire 5000 Composite IndexSM was down 5.76% and the technology-heavy NASDAQ Composite® Index declined 5.23%. Overseas, the Morgan Stanley Capital InternationalSM Europe, Australasia, and Far East (MSCI® EAFE®) Index held up a little better - largely due to a favorable currency tail wind - but still dropped 2.57%. The Fed's rate cuts drove many investors toward the relative safety of U.S. government-issued debt, which in turn put selling pressure on higher-risk bond sectors. During the period, U.S. investment-grade bonds had positive results, as the Lehman Brothers® U.S. Aggregate Index gained 7.67%. Short-term assets also were strong, with the Lehman Brothers 3 Month Treasury Bill Index up 4.81%. High-yield bonds, however, suffered from the flight to quality, and the Merrill Lynch® U.S. High Yield Master II Constrained Index fell 3.28%

Returns for the Advisor Freedom Fund's age-based Portfolios were quite muted for the 12-month period. (For specific performance results, please refer to the portfolio performance section of this report.) These tepid results were mostly due to the extreme volatility in the global capital markets, especially in the second half of the period, which was precipitated by the subprime-mortgage-led credit crisis. Only the short-dated Advisor Freedom Income and Advisor Freedom 2005 funds managed to achieve positive absolute returns during this time frame, and those gains were modest. Broadly speaking, the shorter-dated Portfolios benefited from their greater exposure to the generally strong absolute returns of investment-grade bonds and short-term assets, which rose as many investors moved into less-risky asset classes during this volatile period. On a relative basis, however, our investments in the investment-grade and short-term bond categories didn't hold up as well as their individual benchmarks, the Lehman Brothers U.S. Aggregate and Lehman Brothers 3 Month T-Bill indexes, respectively, and the shorter-dated Portfolios lagged as a result. Meanwhile, the Portfolios with longer periods until their maturity dates - specifically, the Advisor Freedom 2030 through Advisor Freedom 2050 funds - generally outpaced or tracked closely with their composite benchmarks. The relative outperformance came mostly because the Portfolios' underlying investments in domestic and international equities, as well as in high-yield bonds, did better than their respective benchmarks, the Dow Jones Wilshire 5000, MSCI EAFE and Merrill Lynch High Yield Constrained indexes, respectively.

Returns for the Advisor Freedom Fund's age-based Portfolios were quite muted for the 12-month period. (For specific performance results, please refer to the portfolio performance section of this report.) These tepid results were mostly due to the extreme volatility in the global capital markets, especially in the second half of the period, which was precipitated by the subprime-mortgage-led credit crisis. Only the short-dated Advisor Freedom Income and Advisor Freedom 2005 funds managed to achieve positive absolute returns during this time frame, and those gains were modest. Broadly speaking, the shorter-dated Portfolios benefited from their greater exposure to the generally strong absolute returns of investment-grade bonds and short-term assets, which rose as many investors moved into less-risky asset classes during this volatile period. On a relative basis, however, our investments in the investment-grade and short-term bond categories didn't hold up as well as their individual benchmarks, the Lehman Brothers U.S. Aggregate and Lehman Brothers 3 Month T-Bill indexes, respectively, and the shorter-dated Portfolios lagged as a result. Meanwhile, the Portfolios with longer periods until their maturity dates - specifically, the Advisor Freedom 2030 through Advisor Freedom 2050 funds - outpaced their composite benchmarks. This relative outperformance came mostly because the Portfolios' underlying investments in domestic and international equities, as well as in high-yield bonds, did better than their respective benchmarks, the Dow Jones Wilshire 5000, MSCI EAFE and Merrill Lynch High Yield Constrained indexes, respectively.

Notes to shareholders: During the past year, some changes were made in the Advisor Freedom Funds' lineup of underlying funds, both in the areas of mega-cap and small-cap stocks, as well as in investment-grade bonds and short-term assets. Some small adjustments to the weightings of the underlying funds also were made as a result of these structural changes. The intent has been to allow for more-efficient management of the risk/return characteristics of the Advisor Freedom Funds. In particular, two new equity offerings, launched specifically for use by asset allocation funds such as these, were added: Fidelity® 100 Index Fund, which invests in many of the market's largest and most liquid "mega-cap" stocks, an area that was previously underrepresented in the Portfolios; and Fidelity Small Cap Opportunities Fund, whose generally sector-neutral asset allocation in the small-cap space should help the Advisor Freedom Funds better manage overall sector exposure from a risk perspective. In addition, as was indicated over the past year, Fidelity made changes to the underlying funds within the investment-grade bond category. In particular, we added Fidelity Advisor Total Bond Fund and increased asset flows into Fidelity Advisor Government Income Fund. Meanwhile, in the short-term asset category, the Funds have completed the transition from Fidelity Cash Reserves to Fidelity Institutional Money Market Portfolio - Institutional Class, a move intended to provide a more cost-efficient alternative.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 982.90	$ 1.24
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 981.70	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 978.40	$ 4.95
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 978.20	$ 4.95
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 984.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 943.70	$ 1.21
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 942.30	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 940.80	$ 4.85
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 940.40	$ 4.85
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Institutional Class
Actual	$ 1,000.00	$ 945.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 940.50	$ 1.21
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 939.90	$ 2.42
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 936.90	$ 4.84
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 937.20	$ 4.84
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 942.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 933.20	$ 1.21
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 931.10	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 928.90	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 929.00	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 934.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 912.90	$ 1.20
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 912.30	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 909.80	$ 4.77
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 909.30	$ 4.77
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 913.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 907.30	$ 1.19
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 906.20	$ 2.38
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class B
Actual	$ 1,000.00	$ 903.60	$ 4.76
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 903.20	$ 4.76
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 908.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 889.50	$ 1.18
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 888.50	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 886.00	$ 4.71
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 886.60	$ 4.72
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 890.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 887.50	$ 1.18
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 886.40	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 884.70	$ 4.71
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 884.00	$ 4.71
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 888.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 881.00	$ 1.18
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 880.70	$ 2.35
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 877.80	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 878.30	$ 4.70
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 882.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Advisor Freedom 2045
Class A
Actual	$ 1,000.00	$ 878.90	$ 1.17
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 876.70	$ 2.35
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 874.70	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 874.60	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 878.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2050
Class A
Actual	$ 1,000.00	$ 873.90	$ 1.17
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 873.30	$ 2.34
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 871.20	$ 4.68
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 870.70	$ 4.68
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 875.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Advisor Freedom Income
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2005
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2010
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Annualized Expense Ratio
Advisor Freedom 2015
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2020
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2025
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2030
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2035
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2040
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2045
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2050
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.3	0.9
Fidelity Advisor Dividend Growth Fund Institutional Class	2.2	3.0
Fidelity Advisor Equity Growth Fund Institutional Class	2.4	2.5
Fidelity Advisor Equity Income Fund Institutional Class	3.8	3.6
Fidelity Advisor Growth & Income Fund Institutional Class	3.3	3.2
Fidelity Advisor Large Cap Fund Institutional Class	3.3	3.2
Fidelity Advisor Mid Cap Fund Institutional Class	1.8	1.6
Fidelity Advisor Small Cap Fund Institutional Class	0.8	0.9
Fidelity Small Cap Opportunities Fund	0.9	0.6
	19.8	19.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.8	4.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.0	9.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	6.7	9.5
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.6	6.6
Fidelity Advisor Total Bond Fund Institutional Class	11.9	10.4
	34.2	36.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	20.3	19.8
Fidelity Institutional Money Market Portfolio Institutional Class*	20.9	19.8
	41.2	39.6
	100.0	100.0

* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.8%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	41.2%

Six months ago
Domestic Equity Funds	19.5%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	36.1%
Short-Term Funds	39.6%

The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.8%
	Shares	Value
Domestic Equity Funds - 19.8%
Fidelity 100 Index Fund	220,666	$ 2,105,154
Fidelity Advisor Dividend Growth Fund Institutional Class	320,996	3,611,203
Fidelity Advisor Equity Growth Fund Institutional Class	65,494	3,886,399
Fidelity Advisor Equity Income Fund Institutional Class	232,523	6,178,144
Fidelity Advisor Growth & Income Fund Institutional Class	291,084	5,419,983
Fidelity Advisor Large Cap Fund Institutional Class	298,800	5,327,608
Fidelity Advisor Mid Cap Fund Institutional Class	139,078	2,877,514
Fidelity Advisor Small Cap Fund Institutional Class	54,543	1,295,934
Fidelity Small Cap Opportunities Fund	179,626	1,424,435
TOTAL EQUITY FUNDS (Cost $32,547,024)		32,126,374
Fixed-Income Funds - 39.0%

High Yield Fixed-Income Funds - 4.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	875,338	7,808,014
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Advisor Government Income Fund Institutional Class	1,368,499	$ 14,588,195
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,020,794	10,840,833
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,034,250	10,549,353
Fidelity Advisor Total Bond Fund Institutional Class	1,873,806	19,281,466
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		55,259,847
TOTAL FIXED-INCOME FUNDS (Cost $63,234,817)		63,067,861
Short-Term Funds - 41.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,615,857	32,795,822
Fidelity Institutional Money Market Portfolio Institutional Class	33,809,591	33,809,588
TOTAL SHORT-TERM FUNDS (Cost $67,645,445)		66,605,410
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $163,427,286)		$ 161,799,645

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $163,427,286) - See accompanying schedule		$ 161,799,645
Receivable for investments sold		263,212
Receivable for fund shares sold		463,297
Other receivables		436
Total assets		162,526,590

Liabilities
Payable for investments purchased	$ 2,220
Payable for fund shares redeemed	743,840
Distribution fees payable	53,552
Total liabilities		799,612

Net Assets		$ 161,726,978
Net Assets consist of:
Paid in capital		$ 162,332,367
Undistributed net investment income		425,599
Accumulated undistributed net realized gain (loss) on investments		596,653
Net unrealized appreciation (depreciation) on investments		(1,627,641)
Net Assets		$ 161,726,978

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($87,468,742 ÷ 8,363,862 shares)		$ 10.46

Maximum offering price per share (100/94.25 of $10.46)		$ 11.10
Class T: Net Asset Value and redemption price per share ($44,882,045 ÷ 4,295,161 shares)		$ 10.45

Maximum offering price per share (100/96.50 of $10.45)		$ 10.83
Class B: Net Asset Value and offering price per share ($5,538,956 ÷ 530,561 shares)A		$ 10.44

Class C: Net Asset Value and offering price per share ($14,718,046 ÷ 1,410,490 shares)A		$ 10.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,119,189 ÷ 870,354 shares)		$ 10.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 5,563,641

Expenses
Distribution fees	$ 588,712
Independent trustees' compensation	512
Total expenses before reductions	589,224
Expense reductions	(512)	588,712
Net investment income (loss)		4,974,929
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(654,300)
Capital gain distributions from underlying funds	1,558,408	904,108
Change in net unrealized appreciation (depreciation) on underlying funds		(4,555,179)
Net gain (loss)		(3,651,071)
Net increase (decrease) in net assets resulting from operations		$ 1,323,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,974,929	$ 2,749,441
Net realized gain (loss)	904,108	562,910
Change in net unrealized appreciation (depreciation)	(4,555,179)	1,958,431
Net increase (decrease) in net assets resulting from operations	1,323,858	5,270,782
Distributions to shareholders from net investment income	(4,882,484)	(2,616,706)
Distributions to shareholders from net realized gain	(774,653)	(557,413)
Total distributions	(5,657,137)	(3,174,119)
Share transactions - net increase (decrease)	55,528,124	37,757,598
Total increase (decrease) in net assets	51,194,845	39,854,261

Net Assets
Beginning of period	110,532,133	70,677,872
End of period (including undistributed net investment income of $425,599 and undistributed net investment income of $332,205, respectively)	$ 161,726,978	$ 110,532,133

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.40	.36	.29	.20	.13
Net realized and unrealized gain (loss)	(.21)	.29	.23	(.10)	.36
Total from investment operations	.19	.65	.52	.10	.49
Distributions from net investment income	(.40)	(.35)	(.27)	(.19)	(.09)
Distributions from net realized gain	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.47) J	(.43)	(.30) I	(.20)	(.09)
Net asset value, end of period	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D	1.73%	6.38%	5.12%	.99%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	3.77%	3.46%	2.83%	1.96%	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,469	$ 49,721	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	56%	38%	21%	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

J Total distributions of $.469 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.38	.34	.27	.18	.11
Net realized and unrealized gain (loss)	(.22)	.29	.22	(.10)	.37
Total from investment operations	.16	.63	.49	.08	.48
Distributions from net investment income	(.38)	(.33)	(.24)	(.16)	(.09)
Distributions from net realized gain	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.44)I	(.41)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Total Return B, C, D	1.48%	6.11%	4.78%	.79%	4.78%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	3.52%	3.21%	2.58%	1.71%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,882	$ 39,739	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	56%	38%	21%	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.443 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.29	.22	.12	.07
Net realized and unrealized gain (loss)	(.21)	.28	.21	(.10)	.37
Total from investment operations	.11	.57	.43	.02	.44
Distributions from net investment income	(.32)	(.27)	(.19)	(.10)	(.06)
Distributions from net realized gain	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.39)J	(.35)	(.22) I	(.11)	(.06)
Net asset value, end of period	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D	.97%	5.57%	4.27%	.23%	4.45%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	3.02%	2.71%	2.08%	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,539	$ 4,993	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	56%	38%	21%	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

J Total distributions of $.338 per share is comprised of distributions from net investment income of $.322 and distribution from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.29	.22	.12	.07
Net realized and unrealized gain (loss)	(.21)	.27	.22	(.09)	.37
Total from investment operations	.11	.56	.44	.03	.44
Distributions from net investment income	(.32)	(.27)	(.19)	(.11)	(.07)
Distributions from net realized gain	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.39) J	(.35)	(.22) I	(.12)	(.07)
Net asset value, end of period	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D	.97%	5.48%	4.37%	.24%	4.39%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	3.02%	2.71%	2.08%	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,718	$ 13,279	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	56%	38%	21%	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

J Total distributions of $.389 per share is comprised of distributions from net investment income of $.323 and distribution from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.43	.39	.32	.23	.14
Net realized and unrealized gain (loss)	(.21)	.30	.23	(.11)	.37
Total from investment operations	.22	.69	.55	.12	.51
Distributions from net investment income	(.43)	(.38)	(.29)	(.21)	(.10)
Distributions from net realized gain	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.50)H	(.46)	(.33)	(.22)	(.10)
Net asset value, end of period	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Total ReturnB, C	2.00%	6.72%	5.39%	1.21%	5.16%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.01%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.01%	.08%	.08%A
Net investment income (loss)	4.02%	3.71%	3.08%	2.21%	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,119	$ 2,800	$ 1,134	$ 626	$ 359
Portfolio turnover rate	56%	38%	21%	18%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.498 per share is comprised of distributions from net investment income of $.432 and distribution from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.1	1.5
Fidelity Advisor Dividend Growth Fund Institutional Class	4.6	6.3
Fidelity Advisor Equity Growth Fund Institutional Class	4.6	5.1
Fidelity Advisor Equity Income Fund Institutional Class	7.2	7.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.3	6.4
Fidelity Advisor Large Cap Fund Institutional Class	6.3	6.4
Fidelity Advisor Mid Cap Fund Institutional Class	3.2	3.1
Fidelity Advisor Small Cap Fund Institutional Class	1.6	1.8
Fidelity Small Cap Opportunities Fund	1.6	1.1
	37.5	39.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.3	4.8
Fidelity Advisor Overseas Fund Institutional Class	4.3	4.8
	8.6	9.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	10.1	9.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	6.5	9.0
Fidelity Advisor Strategic Real Return Fund Institutional Class	7.0	6.8
Fidelity Advisor Total Bond Fund Institutional Class	12.4	9.9
	36.0	34.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	6.4	6.4
Fidelity Institutional Money Market Portfolio Institutional Class*	6.6	4.5
Fidelity Cash Reserves Fund	0.0	0.8
	13.0	11.7
	100.0	100.0

* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	37.5%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	39.1%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	11.7%

Expected
Domestic Equity Funds	38.7%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.6%
Short-Term Funds	14.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.1%
	Shares	Value
Domestic Equity Funds - 37.5%
Fidelity 100 Index Fund	313,258	$ 2,988,479
Fidelity Advisor Dividend Growth Fund Institutional Class	596,370	6,709,167
Fidelity Advisor Equity Growth Fund Institutional Class	112,812	6,694,243
Fidelity Advisor Equity Income Fund Institutional Class	389,089	10,338,090
Fidelity Advisor Growth & Income Fund Institutional Class	491,987	9,160,789
Fidelity Advisor Large Cap Fund Institutional Class	507,683	9,051,991
Fidelity Advisor Mid Cap Fund Institutional Class	221,395	4,580,667
Fidelity Advisor Small Cap Fund Institutional Class	97,900	2,326,103
Fidelity Small Cap Opportunities Fund	288,479	2,287,642
TOTAL DOMESTIC EQUITY FUNDS		54,137,171
International Equity Funds - 8.6%
Fidelity Advisor Diversified International Fund Institutional Class	310,694	6,232,525
Fidelity Advisor Overseas Fund Institutional Class	289,798	6,233,549
TOTAL INTERNATIONAL EQUITY FUNDS		12,466,074
TOTAL EQUITY FUNDS (Cost $70,085,970)		66,603,245
Fixed-Income Funds - 40.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	786,741	7,017,733
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Advisor Government Income Fund Institutional Class	1,372,138	14,626,987
Fidelity Advisor Intermediate Bond Fund Institutional Class	882,378	9,370,852
Fidelity Advisor Strategic Real Return Fund Institutional Class	992,309	10,121,553
Fidelity Advisor Total Bond Fund Institutional Class	1,740,741	17,912,222
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		52,031,614
TOTAL FIXED-INCOME FUNDS (Cost $59,118,311)		59,049,347
Short-Term Funds - 13.0%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,011,686	$ 9,175,995
Fidelity Institutional Money Market Portfolio Institutional Class	9,562,038	9,562,038
TOTAL SHORT-TERM FUNDS (Cost $19,038,890)		18,738,033
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $148,243,171)		$ 144,390,625

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $148,243,171) - See accompanying schedule		$ 144,390,625
Receivable for investments sold		20,356
Receivable for fund shares sold		184,985
Other affiliated receivables		16,886
Total assets		144,612,852

Liabilities
Payable for investments purchased	$ 58,591
Payable for fund shares redeemed	147,123
Distribution fees payable	41,728
Total liabilities		247,442

Net Assets		$ 144,365,410
Net Assets consist of:
Paid in capital		$ 145,241,144
Undistributed net investment income		635,370
Accumulated undistributed net realized gain (loss) on investments		2,341,442
Net unrealized appreciation (depreciation) on investments		(3,852,546)
Net Assets		$ 144,365,410

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($98,483,131 ÷ 8,635,984 shares)		$ 11.40

Maximum offering price per share (100/94.25 of $11.40)		$ 12.10
Class T: Net Asset Value and redemption price per share ($20,836,711 ÷ 1,828,784 shares)		$ 11.39

Maximum offering price per share (100/96.50 of $11.39)		$ 11.80
Class B: Net Asset Value and offering price per share ($4,348,420 ÷ 382,565 shares)A		$ 11.37

Class C: Net Asset Value and offering price per share ($11,052,416 ÷ 974,378 shares)A		$ 11.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,644,732 ÷ 841,833 shares)		$ 11.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 3,326,689

Expenses
Distribution fees	$ 425,752
Independent trustees' compensation	405
Total expenses before reductions	426,157
Expense reductions	(405)	425,752
Net investment income (loss)		2,900,937
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(652,406)
Capital gain distributions from underlying funds	3,502,546	2,850,140
Change in net unrealized appreciation (depreciation) on underlying funds		(8,225,598)
Net gain (loss)		(5,375,458)
Net increase (decrease) in net assets resulting from operations		$ (2,474,521)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,900,937	$ 1,313,903
Net realized gain (loss)	2,850,140	1,084,846
Change in net unrealized appreciation (depreciation)	(8,225,598)	2,293,259
Net increase (decrease) in net assets resulting from operations	(2,474,521)	4,692,008
Distributions to shareholders from net investment income	(2,559,208)	(1,128,986)
Distributions to shareholders from net realized gain	(1,386,548)	(779,745)
Total distributions	(3,945,756)	(1,908,731)
Share transactions - net increase (decrease)	64,573,415	40,480,285
Total increase (decrease) in net assets	58,153,138	43,263,562

Net Assets
Beginning of period	86,212,272	42,948,710
End of period (including undistributed net investment income of $635,370 and undistributed net investment income of $327,028, respectively)	$ 144,365,410	$ 86,212,272

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.28	.25	.22	.09
Net realized and unrealized gain (loss)	(.34)	.63	.76	.03	.46
Total from investment operations	(.01)	.91	1.01	.25	.55
Distributions from net investment income	(.26)	(.23)	(.20)	(.17)	(.06)
Distributions from net realized gain	(.16)	(.18)	(.05)	- I	-
Total distributions	(.42)	(.41)	(.25)	(.17)	(.06)
Net asset value, end of period	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Total Return B, C, D	(.23)%	8.21%	9.63%	2.38%	5.52%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	2.74%	2.49%	2.25%	2.13%	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,483	$ 49,418	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	30%	30%	34%	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.30	.25	.22	.20	.08
Net realized and unrealized gain (loss)	(.33)	.63	.75	.03	.46
Total from investment operations	(.03)	.88	.97	.23	.54
Distributions from net investment income	(.23)	(.20)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.16)	(.18)	(.05)	-I	-
Total distributions	(.39)	(.38)	(.22)	(.15)J	(.06)
Net asset value, end of period	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Total ReturnB, C, D	(.44)%	7.95%	9.31%	2.17%	5.36%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.50%	.58%	.58%A
Net investment income (loss)	2.49%	2.24%	2.00%	1.88%	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,837	$ 20,289	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	30%	30%	34%	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.24	.20	.16	.14	.06
Net realized and unrealized gain (loss)	(.33)	.62	.76	.03	.46
Total from investment operations	(.09)	.82	.92	.17	.52
Distributions from net investment income	(.16)	(.14)	(.12)	(.11)	(.05)
Distributions from net realized gain	(.16)	(.18)	(.05)	-I	-
Total distributions	(.32)	(.32)	(.17)	(.11)	(.05)
Net asset value, end of period	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Total ReturnB, C, D	(.89)%	7.40%	8.80%	1.64%	5.21%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.08%	1.08%A
Net investment income (loss)	1.99%	1.74%	1.50%	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,348	$ 3,974	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	30%	30%	34%	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.24	.20	.16	.14	.06
Net realized and unrealized gain (loss)	(.33)	.62	.75	.04	.46
Total from investment operations	(.09)	.82	.91	.18	.52
Distributions from net investment income	(.17)	(.15)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.16)	(.18)	(.05)	-I	-
Total distributions	(.33)	(.33)	(.17)	(.12)	(.05)
Net asset value, end of period	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Total ReturnB, C, D	(.91)%	7.36%	8.74%	1.74%	5.21%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.99%	1.74%	1.50%	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,052	$ 9,107	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	30%	30%	34%	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.35	.31	.28	.25	.10
Net realized and unrealized gain (loss)	(.32)	.62	.76	.04	.45
Total from investment operations	.03	.93	1.04	.29	.55
Distributions from net investment income	(.28)	(.25)	(.22)	(.18)	(.06)
Distributions from net realized gain	(.16)	(.18)	(.05)	-H	-
Total distributions	(.44)	(.43)	(.27)	(.18)	(.06)
Net asset value, end of period	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Total ReturnB, C	.12%	8.37%	9.92%	2.79%	5.52%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	2.99%	2.74%	2.50%	2.38%	2.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,645	$ 3,424	$ 1,376	$ 651	$ 397
Portfolio turnover rate	30%	30%	34%	24%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.4	1.5
Fidelity Advisor Dividend Growth Fund Institutional Class	4.6	6.5
Fidelity Advisor Equity Growth Fund Institutional Class	4.9	5.2
Fidelity Advisor Equity Income Fund Institutional Class	7.4	7.5
Fidelity Advisor Growth & Income Fund Institutional Class	6.6	6.5
Fidelity Advisor Large Cap Fund Institutional Class	6.5	6.6
Fidelity Advisor Mid Cap Fund Institutional Class	3.3	3.2
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.9
Fidelity Small Cap Opportunities Fund	1.6	1.1
	39.0	40.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.8	5.2
Fidelity Advisor Overseas Fund Institutional Class	4.8	5.1
	9.6	10.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.8	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	8.5	9.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	7.1	9.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	7.0	6.9
Fidelity Advisor Total Bond Fund Institutional Class	13.3	10.2
	35.9	35.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.9	5.2
Fidelity Institutional Money Market Portfolio Institutional Class*	5.8	4.1
Fidelity Cash Reserves Fund	0.0	0.2
	10.7	9.5
	100.0	100.0

* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.0%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	10.7%

Six months ago
Domestic Equity Funds	40.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	9.5%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.8%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.6%
	Shares	Value
Domestic Equity Funds - 39.0%
Fidelity 100 Index Fund	1,848,178	$ 17,631,615
Fidelity Advisor Dividend Growth Fund Institutional Class	2,979,043	33,514,228
Fidelity Advisor Equity Growth Fund Institutional Class	595,253	35,322,342
Fidelity Advisor Equity Income Fund Institutional Class	2,022,481	53,737,317
Fidelity Advisor Growth & Income Fund Institutional Class	2,564,009	47,741,839
Fidelity Advisor Large Cap Fund Institutional Class	2,657,074	47,375,627
Fidelity Advisor Mid Cap Fund Institutional Class	1,176,062	24,332,714
Fidelity Advisor Small Cap Fund Institutional Class	516,076	12,261,975
Fidelity Small Cap Opportunities Fund	1,446,258	11,468,823
TOTAL DOMESTIC EQUITY FUNDS		283,386,480
International Equity Funds - 9.6%
Fidelity Advisor Diversified International Fund Institutional Class	1,738,618	34,876,676
Fidelity Advisor Overseas Fund Institutional Class	1,617,670	34,796,080
TOTAL INTERNATIONAL EQUITY FUNDS		69,672,756
TOTAL EQUITY FUNDS (Cost $358,600,859)		353,059,236
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 4.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,931,343	35,067,578
Investment Grade Fixed-Income Funds - 35.9%
Fidelity Advisor Government Income Fund Institutional Class	5,789,886	61,720,187
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,856,456	51,575,560
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,951,090	50,501,116
Fidelity Advisor Total Bond Fund Institutional Class	9,378,292	96,502,618
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		260,299,481
TOTAL FIXED-INCOME FUNDS (Cost $296,344,243)		295,367,059
Short-Term Funds - 10.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,912,513	$ 35,486,495
Fidelity Institutional Money Market Portfolio Institutional Class	42,506,097	42,506,097
TOTAL SHORT-TERM FUNDS (Cost $79,395,670)		77,992,592
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $734,340,772)		$ 726,418,887

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $734,340,772) - See accompanying schedule		$ 726,418,887
Cash		155,233
Receivable for investments sold		24,883
Receivable for fund shares sold		2,008,164
Other affiliated receivables		33,646
Total assets		728,640,813

Liabilities
Payable for investments purchased	$ 293,429
Payable for fund shares redeemed	1,818,029
Distribution fees payable	242,801
Total liabilities		2,354,259

Net Assets		$ 726,286,554
Net Assets consist of:
Paid in capital		$ 715,728,283
Undistributed net investment income		2,813,532
Accumulated undistributed net realized gain (loss) on investments		15,666,624
Net unrealized appreciation (depreciation) on investments		(7,921,885)
Net Assets		$ 726,286,554

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($377,118,379 ÷ 32,006,062 shares)		$ 11.78

Maximum offering price per share (100/94.25 of $11.78)		$ 12.50
Class T: Net Asset Value and redemption price per share ($216,732,049 ÷ 18,461,569 shares)		$ 11.74

Maximum offering price per share (100/96.50 of $11.74)		$ 12.17
Class B: Net Asset Value and offering price per share ($34,136,824 ÷ 2,916,771 shares)A		$ 11.70

Class C: Net Asset Value and offering price per share ($58,377,737 ÷ 5,002,489 shares)A		$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,921,565 ÷ 3,376,540 shares)		$ 11.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 18,961,475

Expenses
Distribution fees	$ 2,764,260
Independent trustees' compensation	2,428
Total expenses before reductions	2,766,688
Expense reductions	(2,428)	2,764,260
Net investment income (loss)		16,197,215
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,851,279)
Capital gain distributions from underlying funds	20,506,751	18,655,472
Change in net unrealized appreciation (depreciation) on underlying funds		(43,687,591)
Net gain (loss)		(25,032,119)
Net increase (decrease) in net assets resulting from operations		$ (8,834,904)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,197,215	$ 9,598,170
Net realized gain (loss)	18,655,472	8,098,050
Change in net unrealized appreciation (depreciation)	(43,687,591)	17,456,575
Net increase (decrease) in net assets resulting from operations	(8,834,904)	35,152,795
Distributions to shareholders from net investment income	(15,296,262)	(8,928,486)
Distributions to shareholders from net realized gain	(9,299,886)	(6,751,314)
Total distributions	(24,596,148)	(15,679,800)
Share transactions - net increase (decrease)	212,322,173	154,994,187
Total increase (decrease) in net assets	178,891,121	174,467,182

Net Assets
Beginning of period	547,395,433	372,928,251
End of period (including undistributed net investment income of $2,813,532 and undistributed net investment income of $1,918,008, respectively)	$ 726,286,554	$ 547,395,433

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.29	.25	.23	.16
Net realized and unrealized gain (loss)	(.34)	.66	.80	.04	.83
Total from investment operations	(.01)	.95	1.05	.27	.99
Distributions from net investment income	(.30)	(.26)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.19)	(.20)	(.06)	- I	-
Total distributions	(.49)	(.46)	(.27) J	(.18)	(.07)
Net asset value, end of period	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Total Return B, C, D	(.27)%	8.22%	9.65%	2.48%	9.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	2.66%	2.43%	2.23%	2.10%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 377,118	$ 248,500	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	15%	22%	7%	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.30	.26	.22	.20	.14
Net realized and unrealized gain (loss)	(.34)	.66	.80	.04	.83
Total from investment operations	(.04)	.92	1.02	.24	.97
Distributions from net investment income	(.27)	(.23)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.19)	(.20)	(.06)	- I	-
Total distributions	(.46)	(.43)	(.24) J	(.17)	(.07)
Net asset value, end of period	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D	(.52)%	8.00%	9.42%	2.18%	9.72%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	2.41%	2.18%	1.98%	1.86%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,732	$ 194,563	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	15%	22%	7%	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.24	.20	.17	.15	.10
Net realized and unrealized gain (loss)	(.35)	.66	.79	.04	.83
Total from investment operations	(.11)	.86	.96	.19	.93
Distributions from net investment income	(.20)	(.17)	(.13)	(.12)	(.06)
Distributions from net realized gain	(.19)	(.20)	(.06)	- I	-
Total distributions	(.39)	(.37)	(.19)	(.12)	(.06)
Net asset value, end of period	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Total Return B, C, D	(1.04)%	7.47%	8.83%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.91%	1.68%	1.48%	1.35%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,137	$ 34,834	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	15%	22%	7%	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.20	.17	.15	.10
Net realized and unrealized gain (loss)	(.33)	.66	.78	.04	.83
Total from investment operations	(.10)	.86	.95	.19	.93
Distributions from net investment income	(.21)	(.18)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.19)	(.20)	(.06)	- I	-
Total distributions	(.40)	(.38)	(.19) J	(.13)	(.06)
Net asset value, end of period	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Total Return B, C, D	(.97)%	7.45%	8.78%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.91%	1.68%	1.48%	1.36%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,378	$ 47,918	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	15%	22%	7%	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.36	.32	.28	.26	.17
Net realized and unrealized gain (loss)	(.34)	.67	.80	.05	.83
Total from investment operations	.02	.99	1.08	.31	1.00
Distributions from net investment income	(.33)	(.29)	(.24)	(.20)	(.07)
Distributions from net realized gain	(.19)	(.20)	(.06)	- H	-
Total distributions	(.52)	(.49)	(.29) J	(.21) I	(.07)
Net asset value, end of period	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Total Return B, C	(.05)%	8.52%	9.94%	2.80%	10.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.01%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.01%	.08%	.08%A
Net investment income (loss)	2.91%	2.68%	2.48%	2.35%	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,922	$ 21,580	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	15%	22%	7%	5%	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.

J Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.8	1.6
Fidelity Advisor Dividend Growth Fund Institutional Class	5.0	7.2
Fidelity Advisor Equity Growth Fund Institutional Class	5.4	5.7
Fidelity Advisor Equity Income Fund Institutional Class	8.2	8.4
Fidelity Advisor Growth & Income Fund Institutional Class	7.2	7.3
Fidelity Advisor Large Cap Fund Institutional Class	7.2	7.3
Fidelity Advisor Mid Cap Fund Institutional Class	3.7	3.6
Fidelity Advisor Small Cap Fund Institutional Class	1.8	2.1
Fidelity Small Cap Opportunities Fund	1.7	1.2
	43.0	44.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.3	5.8
Fidelity Advisor Overseas Fund Institutional Class	5.2	5.7
	10.5	11.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.5	5.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	8.2	8.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	6.4	8.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.5	6.3
Fidelity Advisor Total Bond Fund Institutional Class	12.2	9.5
	33.3	32.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.4	3.3
Fidelity Institutional Money Market Portfolio Institutional Class*	4.3	2.3
Fidelity Cash Reserves Fund	0.0	0.2
	7.7	5.8
	100.0	100.0

* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.0%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	7.7%

Six months ago
Domestic Equity Funds	44.4%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	32.4%
Short-Term Funds	5.8%

Expected
Domestic Equity Funds	42.9%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.5%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity 100 Index Fund	2,645,034	$ 25,233,625
Fidelity Advisor Dividend Growth Fund Institutional Class	3,993,379	44,925,511
Fidelity Advisor Equity Growth Fund Institutional Class	810,769	48,111,011
Fidelity Advisor Equity Income Fund Institutional Class	2,771,566	73,640,501
Fidelity Advisor Growth & Income Fund Institutional Class	3,491,939	65,019,908
Fidelity Advisor Large Cap Fund Institutional Class	3,625,464	64,642,024
Fidelity Advisor Mid Cap Fund Institutional Class	1,598,886	33,080,945
Fidelity Advisor Small Cap Fund Institutional Class	694,790	16,508,222
Fidelity Small Cap Opportunities Fund	1,958,993	15,534,812
TOTAL DOMESTIC EQUITY FUNDS		386,696,559
International Equity Funds - 10.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,355,270	47,246,707
Fidelity Advisor Overseas Fund Institutional Class	2,191,494	47,139,036
TOTAL INTERNATIONAL EQUITY FUNDS		94,385,743
TOTAL EQUITY FUNDS (Cost $498,628,499)		481,082,302
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,534,140	49,364,529
Investment Grade Fixed-Income Funds - 33.3%
Fidelity Advisor Government Income Fund Institutional Class	6,913,611	73,699,095
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,462,712	58,014,003
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,709,727	58,239,213
Fidelity Advisor Total Bond Fund Institutional Class	10,657,111	109,661,672
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		299,613,983
TOTAL FIXED-INCOME FUNDS (Cost $350,566,419)		348,978,512
Short-Term Funds - 7.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,383,421	$ 30,687,626
Fidelity Institutional Money Market Portfolio Institutional Class	39,071,833	39,071,833
TOTAL SHORT-TERM FUNDS (Cost $70,793,168)		69,759,459
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $919,988,086)		$ 899,820,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $919,988,086) - See accompanying schedule		$ 899,820,273
Cash		264,188
Receivable for investments sold		106,716
Receivable for fund shares sold		1,596,028
Other affiliated receivables		119,526
Total assets		901,906,731

Liabilities
Payable for investments purchased	$ 149,652
Payable for fund shares redeemed	1,820,986
Distribution fees payable	278,691
Total liabilities		2,249,329

Net Assets		$ 899,657,402
Net Assets consist of:
Paid in capital		$ 895,110,751
Undistributed net investment income		3,034,550
Accumulated undistributed net realized gain (loss) on investments		21,679,914
Net unrealized appreciation (depreciation) on investments		(20,167,813)
Net Assets		$ 899,657,402

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,887,697 ÷ 43,720,007 shares)		$ 11.85

Maximum offering price per share (100/94.25 of $11.85)		$ 12.57
Class T: Net Asset Value and redemption price per share ($203,821,531 ÷ 17,239,492 shares)		$ 11.82

Maximum offering price per share (100/96.50 of $11.82)		$ 12.25
Class B: Net Asset Value and offering price per share ($43,608,473 ÷ 3,703,917 shares)A		$ 11.77

Class C: Net Asset Value and offering price per share ($65,542,722 ÷ 5,572,389 shares)A		$ 11.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($68,796,979 ÷ 5,776,804 shares)		$ 11.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 20,739,202
Interest		160
Total income		20,739,362

Expenses
Distribution fees	$ 3,093,958
Independent trustees' compensation	2,828
Total expenses before reductions	3,096,786
Expense reductions	(2,828)	3,093,958
Net investment income (loss)		17,645,404
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,324,320)
Capital gain distributions from underlying funds	26,836,507	25,512,187
Change in net unrealized appreciation (depreciation) on underlying funds		(59,466,789)
Net gain (loss)		(33,954,602)
Net increase (decrease) in net assets resulting from operations		$ (16,309,198)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,645,404	$ 9,219,648
Net realized gain (loss)	25,512,187	11,453,628
Change in net unrealized appreciation (depreciation)	(59,466,789)	19,737,804
Net increase (decrease) in net assets resulting from operations	(16,309,198)	40,411,080
Distributions to shareholders from net investment income	(15,992,861)	(8,406,068)
Distributions to shareholders from net realized gain	(13,493,586)	(6,941,908)
Total distributions	(29,486,447)	(15,347,976)
Share transactions - net increase (decrease)	329,823,067	240,828,001
Total increase (decrease) in net assets	284,027,422	265,891,105

Net Assets
Beginning of period	615,629,980	349,738,875
End of period (including undistributed net investment income of $3,034,550 and undistributed net investment income of $1,688,198, respectively)	$ 899,657,402	$ 615,629,980

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.31	.26	.22	.21	.07
Net realized and unrealized gain (loss)	(.35)	.74	1.07	.13	.56
Total from investment operations	(.04)	1.00	1.29	.34	.63
Distributions from net investment income	(.27)	(.23)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.24)	(.21)	(.06)	- I	-
Total distributions	(.51) J	(.44)	(.22)	(.14)	(.06)
Net asset value, end of period	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Total Return B, C, D	(.53)%	8.56%	12.12%	3.22%	6.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	2.46%	2.21%	1.93%	2.02%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 517,888	$ 291,783	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	13%	11%	4%	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.511 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.28	.23	.19	.19	.06
Net realized and unrealized gain (loss)	(.36)	.75	1.06	.13	.57
Total from investment operations	(.08)	.98	1.25	.32	.63
Distributions from net investment income	(.23)	(.20)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.24)	(.21)	(.06)	- I	-
Total distributions	(.48)J	(.41)	(.20)	(.13)	(.06)
Net asset value, end of period	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D	(.89)%	8.40%	11.71%	3.01%	6.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	2.21%	1.96%	1.68%	1.77%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,822	$ 186,106	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	13%	11%	4%	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.476 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.21	.17	.13	.13	.04
Net realized and unrealized gain (loss)	(.36)	.74	1.06	.13	.58
Total from investment operations	(.15)	.91	1.19	.26	.62
Distributions from net investment income	(.17)	(.14)	(.09)	(.09)	(.06)
Distributions from net realized gain	(.24)	(.21)	(.06)	-I	-
Total distributions	(.41)J	(.35)	(.15)	(.09)	(.06)
Net asset value, end of period	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Total ReturnB, C, D	(1.37)%	7.83%	11.17%	2.49%	6.17%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.71%	1.46%	1.18%	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,608	$ 41,424	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	13%	11%	4%	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.414 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.21	.17	.13	.13	.04
Net realized and unrealized gain (loss)	(.35)	.74	1.06	.13	.57
Total from investment operations	(.14)	.91	1.19	.26	.61
Distributions from net investment income	(.18)	(.15)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.24)	(.21)	(.06)	-I	-
Total distributions	(.42)J	(.36)	(.15)	(.09)	(.05)
Net asset value, end of period	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Total ReturnB, C, D	(1.34)%	7.81%	11.19%	2.47%	6.12%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.71%	1.46%	1.18%	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,543	$ 56,686	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	13%	11%	4%	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.418 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.34	.29	.25	.24	.09
Net realized and unrealized gain (loss)	(.36)	.75	1.07	.13	.56
Total from investment operations	(.02)	1.04	1.32	.37	.65
Distributions from net investment income	(.29)	(.25)	(.18)	(.15)	(.06)
Distributions from net realized gain	(.24)	(.21)	(.06)	-H	-
Total distributions	(.54)I	(.46)	(.24)	(.15)	(.06)
Net asset value, end of period	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Total ReturnB, C	(.42)%	8.90%	12.36%	3.52%	6.52%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	2.71%	2.46%	2.18%	2.27%	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,797	$ 39,631	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	13%	11%	4%	3%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.536 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.5	2.0
Fidelity Advisor Dividend Growth Fund Institutional Class	6.2	8.7
Fidelity Advisor Equity Growth Fund Institutional Class	6.6	7.0
Fidelity Advisor Equity Income Fund Institutional Class	10.0	10.1
Fidelity Advisor Growth & Income Fund Institutional Class	8.9	8.8
Fidelity Advisor Large Cap Fund Institutional Class	8.8	8.9
Fidelity Advisor Mid Cap Fund Institutional Class	4.6	4.3
Fidelity Advisor Small Cap Fund Institutional Class	2.2	2.5
Fidelity Small Cap Opportunities Fund	2.3	1.5
	53.1	53.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.5	6.9
Fidelity Advisor Overseas Fund Institutional Class	6.5	6.9
	13.0	13.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.2	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	6.2	6.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.0	6.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.0	4.8
Fidelity Advisor Total Bond Fund Institutional Class	9.6	7.1
	25.8	24.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.4	0.3
Fidelity Institutional Money Market Portfolio Institutional Class*	0.5	0.1
Fidelity Cash Reserves Fund	0.0	0.0**
	0.9	0.4
	100.0	100.0

* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.

** Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	53.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	0.9%

Six months ago
Domestic Equity Funds	53.8%
International Equity Funds	13.8%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	24.5%
Short-Term Funds	0.4%

Expected
Domestic Equity Funds	52.9%
International Equity Funds	13.2%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	25.5%
Short-Term Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.1%
	Shares	Value
Domestic Equity Funds - 53.1%
Fidelity 100 Index Fund	5,635,984	$ 53,767,291
Fidelity Advisor Dividend Growth Fund Institutional Class	8,557,632	96,273,359
Fidelity Advisor Equity Growth Fund Institutional Class	1,714,415	101,733,377
Fidelity Advisor Equity Income Fund Institutional Class	5,823,828	154,739,111
Fidelity Advisor Growth & Income Fund Institutional Class	7,377,035	137,360,386
Fidelity Advisor Large Cap Fund Institutional Class	7,652,317	136,440,811
Fidelity Advisor Mid Cap Fund Institutional Class	3,391,724	70,174,764
Fidelity Advisor Small Cap Fund Institutional Class	1,453,923	34,545,220
Fidelity Small Cap Opportunities Fund	4,443,090	35,233,701
TOTAL DOMESTIC EQUITY FUNDS		820,268,020
International Equity Funds - 13.0%
Fidelity Advisor Diversified International Fund Institutional Class	4,998,417	100,268,236
Fidelity Advisor Overseas Fund Institutional Class	4,650,596	100,034,329
TOTAL INTERNATIONAL EQUITY FUNDS		200,302,565
TOTAL EQUITY FUNDS (Cost $1,038,942,983)		1,020,570,585
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 7.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,498,874	111,489,954
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Advisor Government Income Fund Institutional Class	8,929,341	95,186,777
Fidelity Advisor Intermediate Bond Fund Institutional Class	7,349,588	78,052,623
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,546,840	76,977,766
Fidelity Advisor Total Bond Fund Institutional Class	14,332,789	147,484,404
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		397,701,570
TOTAL FIXED-INCOME FUNDS (Cost $514,886,474)		509,191,524
Short-Term Funds - 0.9%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	574,993	$ 5,215,189
Fidelity Institutional Money Market Portfolio Institutional Class	7,879,510	7,879,510
TOTAL SHORT-TERM FUNDS (Cost $13,258,386)		13,094,699
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,567,087,843)		$ 1,542,856,808

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $1,567,087,843) - See accompanying schedule		$ 1,542,856,808
Cash		41,369
Receivable for investments sold		159,055
Receivable for fund shares sold		3,013,599
Other affiliated receivables		107,235
Total assets		1,546,178,066

Liabilities
Payable for investments purchased	$ 731,752
Payable for fund shares redeemed	2,642,628
Distribution fees payable	505,979
Total liabilities		3,880,359

Net Assets		$ 1,542,297,707
Net Assets consist of:
Paid in capital		$ 1,514,117,684
Undistributed net investment income		3,849,262
Accumulated undistributed net realized gain (loss) on investments		48,561,796
Net unrealized appreciation (depreciation) on investments		(24,231,035)
Net Assets		$ 1,542,297,707

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($811,991,877 ÷ 63,789,641 shares)		$ 12.73

Maximum offering price per share (100/94.25 of $12.73)		$ 13.51
Class T: Net Asset Value and redemption price per share ($458,464,593 ÷ 36,055,303 shares)		$ 12.72

Maximum offering price per share (100/96.50 of $12.72)		$ 13.18
Class B: Net Asset Value and offering price per share ($89,048,812 ÷ 7,035,255 shares)A		$ 12.66

Class C: Net Asset Value and offering price per share ($95,224,244 ÷ 7,531,974 shares)A		$ 12.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,568,181 ÷ 6,845,307 shares)		$ 12.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 32,270,311

Expenses
Distribution fees	$ 5,904,811
Independent trustees' compensation	5,185
Total expenses before reductions	5,909,996
Expense reductions	(5,185)	5,904,811
Net investment income (loss)		26,365,500
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,169,995)
Capital gain distributions from underlying funds	58,653,309	56,483,314
Change in net unrealized appreciation (depreciation) on underlying funds		(128,993,098)
Net gain (loss)		(72,509,784)
Net increase (decrease) in net assets resulting from operations		$ (46,144,284)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,365,500	$ 15,157,016
Net realized gain (loss)	56,483,314	25,076,912
Change in net unrealized appreciation (depreciation)	(128,993,098)	44,485,432
Net increase (decrease) in net assets resulting from operations	(46,144,284)	84,719,360
Distributions to shareholders from net investment income	(24,317,719)	(14,683,101)
Distributions to shareholders from net realized gain	(28,216,665)	(18,704,702)
Total distributions	(52,534,384)	(33,387,803)
Share transactions - net increase (decrease)	488,344,875	366,470,672
Total increase (decrease) in net assets	389,666,207	417,802,229

Net Assets
Beginning of period	1,152,631,500	734,829,271
End of period (including undistributed net investment income of $3,849,262 and undistributed net investment income of $1,801,481, respectively)	$ 1,542,297,707	$ 1,152,631,500

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.28	.24	.19	.20	.13
Net realized and unrealized gain (loss)	(.49)	.92	1.36	.23	1.25
Total from investment operations	(.21)	1.16	1.55	.43	1.38
Distributions from net investment income	(.25)	(.23)	(.16)	(.18)	(.09)
Distributions from net realized gain	(.30)	(.30)	(.08)	- I	-
Total distributions	(.55)	(.52) L	(.23) K	(.19) J	(.09)
Net asset value, end of period	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D	(1.83)%	9.21%	13.62%	3.75%	13.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	2.07%	1.89%	1.60%	1.80%	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,992	$ 511,536	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	10%	13%	6%	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

K Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

L Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.25	.21	.16	.18	.11
Net realized and unrealized gain (loss)	(.49)	.92	1.36	.21	1.26
Total from investment operations	(.24)	1.13	1.52	.39	1.37
Distributions from net investment income	(.21)	(.19)	(.13)	(.16)	(.08)
Distributions from net realized gain	(.30)	(.30)	(.08)	- I	-
Total distributions	(.51)	(.49) J	(.21)	(.16)	(.08)
Net asset value, end of period	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D	(2.02)%	8.97%	13.28%	3.46%	13.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	1.82%	1.63%	1.35%	1.55%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 458,465	$ 431,886	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	10%	13%	6%	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.15	.10	.12	.07
Net realized and unrealized gain (loss)	(.48)	.91	1.35	.21	1.27
Total from investment operations	(.30)	1.06	1.45	.33	1.34
Distributions from net investment income	(.15)	(.13)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.30)	(.30)	(.07)	- I	-
Total distributions	(.45)	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D	(2.51)%	8.40%	12.71%	2.93%	13.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.32%	1.13%	.85%	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,049	$ 85,981	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	10%	13%	6%	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.15	.10	.12	.07
Net realized and unrealized gain (loss)	(.49)	.91	1.34	.22	1.26
Total from investment operations	(.31)	1.06	1.44	.34	1.33
Distributions from net investment income	(.15)	(.14)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.30)	(.30)	(.07)	-I	-
Total distributions	(.45)	(.43)J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Total ReturnB, C, D	(2.56)%	8.45%	12.66%	3.02%	13.32%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.32%	1.14%	.85%	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,224	$ 85,076	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	10%	13%	6%	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.32	.28	.23	.23	.15
Net realized and unrealized gain (loss)	(.50)	.92	1.36	.23	1.25
Total from investment operations	(.18)	1.20	1.59	.46	1.40
Distributions from net investment income	(.28)	(.25)	(.18)	(.20)	(.09)
Distributions from net realized gain	(.30)	(.30)	(.08)	-H	-
Total distributions	(.58)	(.55)I	(.26)	(.20)	(.09)
Net asset value, end of period	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Total ReturnB, C	(1.62)%	9.47%	13.88%	4.06%	14.03%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	2.32%	2.13%	1.85%	2.05%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,568	$ 38,153	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	10%	13%	6%	1%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.5	2.1
Fidelity Advisor Dividend Growth Fund Institutional Class	6.4	9.1
Fidelity Advisor Equity Growth Fund Institutional Class	7.3	7.3
Fidelity Advisor Equity Income Fund Institutional Class	10.7	10.6
Fidelity Advisor Growth & Income Fund Institutional Class	9.6	9.2
Fidelity Advisor Large Cap Fund Institutional Class	9.4	9.3
Fidelity Advisor Mid Cap Fund Institutional Class	4.8	4.5
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.6
Fidelity Small Cap Opportunities Fund	2.2	1.6
	56.4	56.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.0	7.3
Fidelity Advisor Overseas Fund Institutional Class	6.9	7.2
	13.9	14.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	5.7	5.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.1	5.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.4	4.3
Fidelity Advisor Total Bond Fund Institutional Class	8.1	6.7
	22.3	21.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.4%
International Equity Funds	13.9%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	22.3%

Six months ago
Domestic Equity Funds	56.3%
International Equity Funds	14.5%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	21.9%

Expected
Domestic Equity Funds	56.2%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.3%
	Shares	Value
Domestic Equity Funds - 56.4%
Fidelity 100 Index Fund	3,173,330	$ 30,273,572
Fidelity Advisor Dividend Growth Fund Institutional Class	4,966,659	55,874,914
Fidelity Advisor Equity Growth Fund Institutional Class	1,058,859	62,832,715
Fidelity Advisor Equity Income Fund Institutional Class	3,498,578	92,957,220
Fidelity Advisor Growth & Income Fund Institutional Class	4,489,127	83,587,543
Fidelity Advisor Large Cap Fund Institutional Class	4,584,303	81,738,121
Fidelity Advisor Mid Cap Fund Institutional Class	2,013,336	41,655,922
Fidelity Advisor Small Cap Fund Institutional Class	920,069	21,860,837
Fidelity Small Cap Opportunities Fund	2,429,405	19,265,178
TOTAL DOMESTIC EQUITY FUNDS		490,046,022
International Equity Funds - 13.9%
Fidelity Advisor Diversified International Fund Institutional Class	3,017,970	60,540,474
Fidelity Advisor Overseas Fund Institutional Class	2,811,257	60,470,130
TOTAL INTERNATIONAL EQUITY FUNDS		121,010,604
TOTAL EQUITY FUNDS (Cost $645,655,081)		611,056,626
Fixed-Income Funds - 29.7%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,178,538	64,032,555
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Advisor Government Income Fund Institutional Class	4,628,202	49,336,638
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,321,170	35,270,824
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,796,080	38,720,016
Fidelity Advisor Total Bond Fund Institutional Class	6,876,979	70,764,116
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		194,091,594
TOTAL FIXED-INCOME FUNDS (Cost $262,442,192)		258,124,149
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $908,097,273)		$ 869,180,775

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $908,097,273) - See accompanying schedule		$ 869,180,775
Cash		66,376
Receivable for fund shares sold		1,468,281
Other affiliated receivables		113,981
Total assets		870,829,413

Liabilities
Payable for investments purchased	$ 265,374
Payable for fund shares redeemed	1,269,320
Distribution fees payable	253,670
Total liabilities		1,788,364

Net Assets		$ 869,041,049
Net Assets consist of:
Paid in capital		$ 879,052,476
Undistributed net investment income		2,017,976
Accumulated undistributed net realized gain (loss) on investments		26,887,095
Net unrealized appreciation (depreciation) on investments		(38,916,498)
Net Assets		$ 869,041,049

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($558,890,243 ÷ 45,585,708 shares)		$ 12.26

Maximum offering price per share (100/94.25 of $12.26)		$ 13.01
Class T: Net Asset Value and redemption price per share ($173,946,169 ÷ 14,167,826 shares)		$ 12.28

Maximum offering price per share (100/96.50 of $12.28)		$ 12.73
Class B: Net Asset Value and offering price per share ($43,016,353 ÷ 3,533,882 shares)A		$ 12.17

Class C: Net Asset Value and offering price per share ($40,426,137 ÷ 3,323,448 shares)A		$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($52,762,147 ÷ 4,280,401 shares)		$ 12.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 15,855,933
Interest		132
Total income		15,856,065

Expenses
Distribution fees	$ 2,764,588
Independent trustees' compensation	2,642
Total expenses before reductions	2,767,230
Expense reductions	(2,642)	2,764,588
Net investment income (loss)		13,091,477
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,727,608)
Capital gain distributions from underlying funds	32,983,337	31,255,729
Change in net unrealized appreciation (depreciation) on underlying funds		(77,544,121)
Net gain (loss)		(46,288,392)
Net increase (decrease) in net assets resulting from operations		$ (33,196,915)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,091,477	$ 5,944,293
Net realized gain (loss)	31,255,729	11,802,014
Change in net unrealized appreciation (depreciation)	(77,544,121)	18,500,292
Net increase (decrease) in net assets resulting from operations	(33,196,915)	36,246,599
Distributions to shareholders from net investment income	(11,956,162)	(5,346,689)
Distributions to shareholders from net realized gain	(14,061,115)	(6,744,686)
Total distributions	(26,017,277)	(12,091,375)
Share transactions - net increase (decrease)	383,205,903	255,833,989
Total increase (decrease) in net assets	323,991,711	279,989,213

Net Assets
Beginning of period	545,049,338	265,060,125
End of period (including undistributed net investment income of $2,017,976 and undistributed net investment income of $882,661, respectively)	$ 869,041,049	$ 545,049,338

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.26	.22	.17	.19	.06
Net realized and unrealized gain (loss)	(.50)	.90	1.39	.23	.67
Total from investment operations	(.24)	1.12	1.56	.42	.73
Distributions from net investment income	(.22)	(.19)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.29)	(.26)	(.05)	- I	-
Total distributions	(.51)	(.45)	(.18)	(.13)	(.06)
Net asset value, end of period	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Total Return B, C, D	(2.14) %	9.26%	14.35%	3.96%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.25%	.33%	.33%A
Net investment income (loss)	1.95%	1.79%	1.44%	1.76%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 558,890	$ 306,544	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	10%	3%	5%	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.19	.14	.16	.05
Net realized and unrealized gain (loss)	(.51)	.91	1.39	.24	.70
Total from investment operations	(.28)	1.10	1.53	.40	.75
Distributions from net investment income	(.18)	(.16)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.29)	(.26)	(.05)	- I	-
Total distributions	(.47)	(.42)	(.15)J	(.12)	(.06)
Net asset value, end of period	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Total Return B, C, D	(2.40)%	9.10%	14.07%	3.75%	7.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.70%	1.54%	1.19%	1.51%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,946	$ 154,042	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	10%	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.13	.08	.11	.03
Net realized and unrealized gain (loss)	(.51)	.90	1.38	.24	.67
Total from investment operations	(.35)	1.03	1.46	.35	.70
Distributions from net investment income	(.12)	(.10)	(.07)	(.08)	(.06)
Distributions from net realized gain	(.29)	(.26)	(.04)	- I	-
Total distributions	(.41)	(.36)	(.11)	(.08)	(.06)
Net asset value, end of period	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Total ReturnB, C, D	(2.95)%	8.57%	13.46%	3.29%	6.97%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.20%	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,016	$ 37,881	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	10%	3%	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.13	.08	.11	.03
Net realized and unrealized gain (loss)	(.50)	.89	1.38	.23	.67
Total from investment operations	(.34)	1.02	1.46	.34	.70
Distributions from net investment income	(.13)	(.10)	(.07)	(.08)	(.05)
Distributions from net realized gain	(.29)	(.26)	(.04)	- I	-
Total distributions	(.42)	(.36)	(.11)	(.08)	(.05)
Net asset value, end of period	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Total Return B, C, D	(2.91)%	8.51%	13.46%	3.19%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.20%	1.04%	.69%	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,426	$ 32,679	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	10%	3%	5%	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.29	.25	.20	.22	.08
Net realized and unrealized gain (loss)	(.50)	.91	1.40	.24	.66
Total from investment operations	(.21)	1.16	1.60	.46	.74
Distributions from net investment income	(.25)	(.21)	(.15)	(.15)	(.06)
Distributions from net realized gain	(.29)	(.26)	(.05)	- H	-
Total distributions	(.54)	(.47)	(.20)	(.15)	(.06)
Net asset value, end of period	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Total Return B, C	(1.93)%	9.60%	14.69%	4.25%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	2.20%	2.04%	1.69%	2.01%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,762	$ 13,903	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	10%	3%	5%	10%	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.5	2.4
Fidelity Advisor Dividend Growth Fund Institutional Class	7.6	10.5
Fidelity Advisor Equity Growth Fund Institutional Class	8.1	8.4
Fidelity Advisor Equity Income Fund Institutional Class	12.2	12.3
Fidelity Advisor Growth & Income Fund Institutional Class	10.9	10.7
Fidelity Advisor Large Cap Fund Institutional Class	10.8	10.7
Fidelity Advisor Mid Cap Fund Institutional Class	5.5	5.2
Fidelity Advisor Small Cap Fund Institutional Class	2.7	3.0
Fidelity Small Cap Opportunities Fund	2.7	1.8
	65.0	65.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.0	8.4
Fidelity Advisor Overseas Fund Institutional Class	7.9	8.4
	15.9	16.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.0	2.8
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.1	2.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.3	2.1
Fidelity Advisor Total Bond Fund Institutional Class	4.3	3.3
	11.7	10.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.0%
International Equity Funds	15.9%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	11.7%

Six months ago
Domestic Equity Funds	65.0%
International Equity Funds	16.8%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	10.8%

Expected
Domestic Equity Funds	64.3%
International Equity Funds	16.1%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	12.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.9%
	Shares	Value
Domestic Equity Funds - 65.0%
Fidelity 100 Index Fund	5,301,441	$ 50,575,746
Fidelity Advisor Dividend Growth Fund Institutional Class	7,505,173	84,433,195
Fidelity Advisor Equity Growth Fund Institutional Class	1,525,674	90,533,485
Fidelity Advisor Equity Income Fund Institutional Class	5,113,310	135,860,644
Fidelity Advisor Growth & Income Fund Institutional Class	6,490,983	120,862,094
Fidelity Advisor Large Cap Fund Institutional Class	6,715,984	119,745,991
Fidelity Advisor Mid Cap Fund Institutional Class	2,959,956	61,241,491
Fidelity Advisor Small Cap Fund Institutional Class	1,278,649	30,380,708
Fidelity Small Cap Opportunities Fund	3,782,947	29,998,774
TOTAL DOMESTIC EQUITY FUNDS		723,632,128
International Equity Funds - 15.9%
Fidelity Advisor Diversified International Fund Institutional Class	4,405,078	88,365,873
Fidelity Advisor Overseas Fund Institutional Class	4,099,064	88,170,869
TOTAL INTERNATIONAL EQUITY FUNDS		176,536,742
TOTAL EQUITY FUNDS (Cost $936,745,464)		900,168,870
Fixed-Income Funds - 19.1%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	9,214,157	82,190,283
Investment Grade Fixed-Income Funds - 11.7%
Fidelity Advisor Government Income Fund Institutional Class	3,128,517	33,349,990
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,243,079	23,821,496
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,488,264	25,380,295
Fidelity Advisor Total Bond Fund Institutional Class	4,632,702	47,670,508
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		130,222,289
TOTAL FIXED-INCOME FUNDS (Cost $218,546,593)		212,412,572
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,155,292,057)		$ 1,112,581,442

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $1,155,292,057) - See accompanying schedule		$ 1,112,581,442
Receivable for investments sold		651,785
Receivable for fund shares sold		1,770,586
Other affiliated receivables		171,881
Total assets		1,115,175,694

Liabilities
Payable to custodian bank	$ 18,765
Payable for investments purchased	148,563
Payable for fund shares redeemed	2,255,092
Distribution fees payable	347,260
Total liabilities		2,769,680

Net Assets		$ 1,112,406,014
Net Assets consist of:
Paid in capital		$ 1,111,544,962
Undistributed net investment income		1,788,371
Accumulated undistributed net realized gain (loss) on investments		41,783,296
Net unrealized appreciation (depreciation) on investments		(42,710,615)
Net Assets		$ 1,112,406,014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($626,641,345 ÷ 47,156,206 shares)		$ 13.29

Maximum offering price per share (100/94.25 of $13.29)		$ 14.10
Class T: Net Asset Value and redemption price per share ($297,618,431 ÷ 22,463,622 shares)		$ 13.25

Maximum offering price per share (100/96.50 of $13.25)		$ 13.73
Class B: Net Asset Value and offering price per share ($60,367,464 ÷ 4,582,511 shares)A		$ 13.17

Class C: Net Asset Value and offering price per share ($58,767,835 ÷ 4,463,060 shares)A		$ 13.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,010,939 ÷ 5,174,220 shares)		$ 13.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 17,381,910

Expenses
Distribution fees	$ 4,023,624
Independent trustees' compensation	3,602
Total expenses before reductions	4,027,226
Expense reductions	(3,602)	4,023,624
Net investment income (loss)		13,358,286
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,697,268)
Capital gain distributions from underlying funds	50,182,082	48,484,814
Change in net unrealized appreciation (depreciation) on underlying funds		(115,173,925)
Net gain (loss)		(66,689,111)
Net increase (decrease) in net assets resulting from operations		$ (53,330,825)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,358,286	$ 7,161,292
Net realized gain (loss)	48,484,814	19,769,395
Change in net unrealized appreciation (depreciation)	(115,173,925)	30,271,320
Net increase (decrease) in net assets resulting from operations	(53,330,825)	57,202,007
Distributions to shareholders from net investment income	(12,227,782)	(6,933,419)
Distributions to shareholders from net realized gain	(22,817,192)	(11,633,462)
Total distributions	(35,044,974)	(18,566,881)
Share transactions - net increase (decrease)	439,844,437	289,401,681
Total increase (decrease) in net assets	351,468,638	328,036,807

Net Assets
Beginning of period	760,937,376	432,900,569
End of period (including undistributed net investment income of $1,788,371 and undistributed net investment income of $702,959, respectively)	$ 1,112,406,014	$ 760,937,376

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.20	.15	.18	.11
Net realized and unrealized gain (loss)	(.63)	1.09	1.70	.30	1.46
Total from investment operations	(.41)	1.29	1.85	.48	1.57
Distributions from net investment income	(.19)	(.18)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.38)	(.31)	(.08)	- I	-
Total distributions	(.57)	(.49)	(.19)	(.15)	(.09)
Net asset value, end of period	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D	(3.22)%	9.82%	15.84%	4.19%	15.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	1.53%	1.49%	1.17%	1.55%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 626,641	$ 343,345	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	10%	8%	4%	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.17	.11	.15	.09
Net realized and unrealized gain (loss)	(.64)	1.09	1.70	.30	1.46
Total from investment operations	(.45)	1.26	1.81	.45	1.55
Distributions from net investment income	(.15)	(.15)	(.09)	(.14)	(.08)
Distributions from net realized gain	(.38)	(.31)	(.08)	- I	-
Total distributions	(.53)	(.46)	(.16)J	(.14)	(.08)
Net asset value, end of period	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D	(3.49)%	9.59%	15.52%	3.91%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	1.28%	1.24%	.92%	1.30%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 297,618	$ 281,508	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	10%	8%	4%	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10	.05	.09	.05
Net realized and unrealized gain (loss)	(.63)	1.08	1.70	.30	1.46
Total from investment operations	(.52)	1.18	1.75	.39	1.51
Distributions from net investment income	(.09)	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.37)	(.31)	(.07)	- I	-
Total distributions	(.46)	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	(3.96)%	8.98%	14.96%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	.78%	.74%	.42%	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,367	$ 56,845	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	10%	8%	4%	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10	.05	.09	.05
Net realized and unrealized gain (loss)	(.63)	1.08	1.70	.30	1.46
Total from investment operations	(.52)	1.18	1.75	.39	1.51
Distributions from net investment income	(.09)	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.37)	(.31)	(.07)	- I	-
Total distributions	(.46)	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	(3.95)%	9.00%	14.99%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	.78%	.74%	.42%	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,768	$ 54,338	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	10%	8%	4%	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.32	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.26	.24	.18	.21	.13
Net realized and unrealized gain (loss)	(.64)	1.09	1.71	.31	1.45
Total from investment operations	(.38)	1.33	1.89	.52	1.58
Distributions from net investment income	(.22)	(.21)	(.13)	(.17)	(.09)
Distributions from net realized gain	(.38)	(.31)	(.09)	-H	-
Total distributions	(.60)	(.52)	(.22)	(.17)	(.09)
Net asset value, end of period	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Total ReturnB, C	(3.01)%	10.08%	16.10%	4.50%	15.83%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.07%A
Net investment income (loss)	1.78%	1.74%	1.42%	1.80%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,011	$ 24,902	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	10%	8%	4%	2%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004..

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.4	2.4
Fidelity Advisor Dividend Growth Fund Institutional Class	7.5	10.6
Fidelity Advisor Equity Growth Fund Institutional Class	8.5	8.5
Fidelity Advisor Equity Income Fund Institutional Class	12.6	12.4
Fidelity Advisor Growth & Income Fund Institutional Class	11.2	10.8
Fidelity Advisor Large Cap Fund Institutional Class	11.0	10.8
Fidelity Advisor Mid Cap Fund Institutional Class	5.6	5.3
Fidelity Advisor Small Cap Fund Institutional Class	2.9	3.1
Fidelity Small Cap Opportunities Fund	2.6	1.9
	66.3	65.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.1	8.5
Fidelity Advisor Overseas Fund Institutional Class	8.1	8.5
	16.2	17.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.7	2.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.8	2.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.0	1.9
Fidelity Advisor Total Bond Fund Institutional Class	3.6	3.1
	10.1	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.3%
International Equity Funds	16.2%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	10.1%

Six months ago
Domestic Equity Funds	65.8%
International Equity Funds	17.0%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	9.6%

Expected
Domestic Equity Funds	66.0%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.5%
	Shares	Value
Domestic Equity Funds - 66.3%
Fidelity 100 Index Fund	2,376,566	$ 22,672,438
Fidelity Advisor Dividend Growth Fund Institutional Class	3,467,513	39,009,525
Fidelity Advisor Equity Growth Fund Institutional Class	750,614	44,541,457
Fidelity Advisor Equity Income Fund Institutional Class	2,466,572	65,536,826
Fidelity Advisor Growth & Income Fund Institutional Class	3,137,193	58,414,538
Fidelity Advisor Large Cap Fund Institutional Class	3,231,439	57,616,559
Fidelity Advisor Mid Cap Fund Institutional Class	1,409,796	29,168,689
Fidelity Advisor Small Cap Fund Institutional Class	634,295	15,070,861
Fidelity Small Cap Opportunities Fund	1,723,347	13,666,145
TOTAL DOMESTIC EQUITY FUNDS		345,697,038
International Equity Funds - 16.2%
Fidelity Advisor Diversified International Fund Institutional Class	2,107,570	42,277,862
Fidelity Advisor Overseas Fund Institutional Class	1,964,207	42,250,091
TOTAL INTERNATIONAL EQUITY FUNDS		84,527,953
TOTAL EQUITY FUNDS (Cost $462,745,504)		430,224,991
Fixed-Income Funds - 17.5%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,346,951	38,774,800
Investment Grade Fixed-Income Funds - 10.1%
Fidelity Advisor Government Income Fund Institutional Class	1,314,361	14,011,084
Fidelity Advisor Intermediate Bond Fund Institutional Class	879,552	9,340,844
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,014,636	10,349,287
Fidelity Advisor Total Bond Fund Institutional Class	1,835,516	18,887,465
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		52,588,680
TOTAL FIXED-INCOME FUNDS (Cost $94,666,798)		91,363,480
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $557,412,302)		$ 521,588,471

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $557,412,302) - See accompanying schedule		$ 521,588,471
Cash		21,726
Receivable for investments sold		239,610
Receivable for fund shares sold		1,208,641
Other affiliated receivables		82,000
Total assets		523,140,448

Liabilities
Payable for investments purchased	$ 145,032
Payable for fund shares redeemed	1,324,883
Distribution fees payable	150,522
Total liabilities		1,620,437

Net Assets		$ 521,520,011
Net Assets consist of:
Paid in capital		$ 538,284,872
Undistributed net investment income		732,543
Accumulated undistributed net realized gain (loss) on investments		18,326,427
Net unrealized appreciation (depreciation) on investments		(35,823,831)
Net Assets		$ 521,520,011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($336,805,480 ÷ 26,885,222 shares)		$ 12.53

Maximum offering price per share (100/94.25 of $12.53)		$ 13.29
Class T: Net Asset Value and redemption price per share ($99,531,037 ÷ 7,980,059 shares)		$ 12.47

Maximum offering price per share (100/96.50 of $12.47)		$ 12.92
Class B: Net Asset Value and offering price per share ($27,853,847 ÷ 2,250,335 shares)A		$ 12.38

Class C: Net Asset Value and offering price per share ($23,167,639 ÷ 1,870,162 shares)A		$ 12.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,162,008 ÷ 2,717,307 shares)		$ 12.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 7,118,548
Interest		86
Total income		7,118,634

Expenses
Distribution fees	$ 1,582,534
Independent trustees' compensation	1,473
Total expenses before reductions	1,584,007
Expense reductions	(1,473)	1,582,534
Net investment income (loss)		5,536,100
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(866,585)
Capital gain distributions from underlying funds	22,059,274	21,192,689
Change in net unrealized appreciation (depreciation) on underlying funds		(56,006,834)
Net gain (loss)		(34,814,145)
Net increase (decrease) in net assets resulting from operations		$ (29,278,045)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,536,100	$ 2,336,623
Net realized gain (loss)	21,192,689	6,971,221
Change in net unrealized appreciation (depreciation)	(56,006,834)	10,021,524
Net increase (decrease) in net assets resulting from operations	(29,278,045)	19,329,368
Distributions to shareholders from net investment income	(5,034,848)	(2,210,017)
Distributions to shareholders from net realized gain	(8,515,761)	(3,462,283)
Total distributions	(13,550,609)	(5,672,300)
Share transactions - net increase (decrease)	285,328,975	140,482,789
Total increase (decrease) in net assets	242,500,321	154,139,857

Net Assets
Beginning of period	279,019,690	124,879,833
End of period (including undistributed net investment income of $732,543 and undistributed net investment income of $129,257, respectively)	$ 521,520,011	$ 279,019,690

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.19	.14	.19	.07
Net realized and unrealized gain (loss)	(.60)	1.02	1.62	.32	.72
Total from investment operations	(.40)	1.21	1.76	.51	.79
Distributions from net investment income	(.17)	(.15)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.34)	(.29)	(.04)	- I	-
Total distributions	(.51)	(.44) J	(.15)	(.15)	(.09)
Net asset value, end of period	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D	(3.34)%	9.74%	16.03%	4.76%	7.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25%	.25%	.25%	.33%	.33% A
Net investment income (loss)	1.51%	1.48%	1.20%	1.71%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 336,805	$ 146,175	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	9%	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.16	.11	.16	.06
Net realized and unrealized gain (loss)	(.62)	1.01	1.63	.31	.71
Total from investment operations	(.45)	1.17	1.74	.47	.77
Distributions from net investment income	(.13)	(.13)	(.10)	(.14)	(.08)
Distributions from net realized gain	(.33)	(.28)	(.04)	- I	-
Total distributions	(.46)	(.41) J	(.14)	(.14)	(.08)
Net asset value, end of period	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D	(3.66)%	9.46%	15.84%	4.37%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.26%	1.23%	.95%	1.46%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,531	$ 84,368	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	9%	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09	.05	.10	.04
Net realized and unrealized gain (loss)	(.61)	1.02	1.61	.32	.71
Total from investment operations	(.51)	1.11	1.66	.42	.75
Distributions from net investment income	(.08)	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.32)	(.27)	(.04)	-I	-
Total distributions	(.40)	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D	(4.10)%	8.98%	15.17%	3.88%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.76%	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,854	$ 23,065	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	9%	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09	.05	.10	.04
Net realized and unrealized gain (loss)	(.61)	1.02	1.61	.32	.72
Total from investment operations	(.51)	1.11	1.66	.42	.76
Distributions from net investment income	(.08)	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.32)	(.27)	(.04)	- I	-
Total distributions	(.40)	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D	(4.10)%	8.99%	15.15%	3.87%	7.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.76%	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,168	$ 19,041	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	9%	5%	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.22	.17	.21	.08
Net realized and unrealized gain (loss)	(.62)	1.02	1.64	.31	.72
Total from investment operations	(.38)	1.24	1.81	.52	.80
Distributions from net investment income	(.20)	(.18)	(.13)	(.16)	(.09)
Distributions from net realized gain	(.34)	(.29)	(.04)	- H	-
Total distributions	(.54)	(.46) I	(.17)	(.16)	(.09)
Net asset value, end of period	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Total Return B, C	(3.19)%	9.98%	16.45%	4.87%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	1.76%	1.72%	1.45%	1.96%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,162	$ 6,371	$ 2,207	$ 467	$ 216
Portfolio turnover rate	9%	5%	4%	5%	1%A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.1	2.5
Fidelity Advisor Dividend Growth Fund Institutional Class	8.0	10.9
Fidelity Advisor Equity Growth Fund Institutional Class	8.4	8.7
Fidelity Advisor Equity Income Fund Institutional Class	12.7	12.7
Fidelity Advisor Growth & Income Fund Institutional Class	11.3	11.1
Fidelity Advisor Large Cap Fund Institutional Class	11.2	11.1
Fidelity Advisor Mid Cap Fund Institutional Class	5.8	5.4
Fidelity Advisor Small Cap Fund Institutional Class	2.8	3.1
Fidelity Small Cap Opportunities Fund	2.9	1.9
	68.2	67.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.2	8.7
Fidelity Advisor Overseas Fund Institutional Class	8.2	8.7
	16.4	17.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.6	9.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.5	1.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.1	1.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.1	1.0
Fidelity Advisor Total Bond Fund Institutional Class	2.1	1.6
	5.8	5.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.2%
International Equity Funds	16.4%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	5.8%

Six months ago
Domestic Equity Funds	67.4%
International Equity Funds	17.4%
High Yield Fixed-Income Funds	9.8%
Investment Grade Fixed-Income Funds	5.4%

Expected
Domestic Equity Funds	67.7%
International Equity Funds	16.9%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 68.2%
Fidelity 100 Index Fund	4,419,463	$ 42,161,674
Fidelity Advisor Dividend Growth Fund Institutional Class	5,845,613	65,763,148
Fidelity Advisor Equity Growth Fund Institutional Class	1,154,965	68,535,601
Fidelity Advisor Equity Income Fund Institutional Class	3,923,151	104,238,116
Fidelity Advisor Growth & Income Fund Institutional Class	4,952,921	92,223,387
Fidelity Advisor Large Cap Fund Institutional Class	5,129,132	91,452,415
Fidelity Advisor Mid Cap Fund Institutional Class	2,285,469	47,286,363
Fidelity Advisor Small Cap Fund Institutional Class	955,731	22,708,157
Fidelity Small Cap Opportunities Fund	3,022,785	23,970,684
TOTAL DOMESTIC EQUITY FUNDS		558,339,545
International Equity Funds - 16.4%
Fidelity Advisor Diversified International Fund Institutional Class	3,360,634	67,414,321
Fidelity Advisor Overseas Fund Institutional Class	3,123,498	67,186,440
TOTAL INTERNATIONAL EQUITY FUNDS		134,600,761
TOTAL EQUITY FUNDS (Cost $718,572,760)		692,940,306
Fixed-Income Funds - 15.4%

High Yield Fixed-Income Funds - 9.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,812,292	78,605,643
Investment Grade Fixed-Income Funds - 5.8%
Fidelity Advisor Government Income Fund Institutional Class	1,122,070	11,961,266
Fidelity Advisor Intermediate Bond Fund Institutional Class	846,207	8,986,717
Fidelity Advisor Strategic Real Return Fund Institutional Class	893,271	9,111,360
Fidelity Advisor Total Bond Fund Institutional Class	1,703,582	17,529,857
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		47,589,200
TOTAL FIXED-INCOME FUNDS (Cost $132,880,493)		126,194,843
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $851,453,253)		$ 819,135,149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $851,453,253) - See accompanying schedule		$ 819,135,149
Receivable for investments sold		165,011
Receivable for fund shares sold		1,804,421
Other affiliated receivables		24,646
Total assets		821,129,227

Liabilities
Payable to custodian bank	$ 28,381
Payable for investments purchased	210,324
Payable for fund shares redeemed	1,730,711
Distribution fees payable	272,112
Total liabilities		2,241,528

Net Assets		$ 818,887,699
Net Assets consist of:
Paid in capital		$ 816,848,301
Undistributed net investment income		840,632
Accumulated undistributed net realized gain (loss) on investments		33,516,870
Net unrealized appreciation (depreciation) on investments		(32,318,104)
Net Assets		$ 818,887,699

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($428,380,857 ÷ 31,556,796 shares)		$ 13.57

Maximum offering price per share (100/94.25 of $13.57)		$ 14.40
Class T: Net Asset Value and redemption price per share ($238,674,589 ÷ 17,633,689 shares)		$ 13.54

Maximum offering price per share (100/96.50 of $13.54)		$ 14.03
Class B: Net Asset Value and offering price per share ($50,826,631 ÷ 3,786,212 shares)A		$ 13.42

Class C: Net Asset Value and offering price per share ($54,549,033 ÷ 4,065,476 shares)A		$ 13.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,456,589 ÷ 3,410,016 shares)		$ 13.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 12,824,316

Expenses
Distribution fees	$ 3,232,227
Independent trustees' compensation	2,775
Total expenses before reductions	3,235,002
Expense reductions	(2,775)	3,232,227
Net investment income (loss)		9,592,089
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,101,095)
Capital gain distributions from underlying funds	39,569,365	38,468,270
Change in net unrealized appreciation (depreciation) on underlying funds		(92,107,484)
Net gain (loss)		(53,639,214)
Net increase (decrease) in net assets resulting from operations		$ (44,047,125)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,592,089	$ 5,727,932
Net realized gain (loss)	38,468,270	16,279,489
Change in net unrealized appreciation (depreciation)	(92,107,484)	25,694,610
Net increase (decrease) in net assets resulting from operations	(44,047,125)	47,702,031
Distributions to shareholders from net investment income	(9,160,224)	(5,475,037)
Distributions to shareholders from net realized gain	(18,281,042)	(9,442,737)
Total distributions	(27,441,266)	(14,917,774)
Share transactions - net increase (decrease)	285,498,710	222,765,428
Total increase (decrease) in net assets	214,010,319	255,549,685

Net Assets
Beginning of period	604,877,380	349,327,695
End of period (including undistributed net investment income of $840,632 and undistributed net investment income of $408,767, respectively)	$ 818,887,699	$ 604,877,380

Financial Highlights - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.69	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.21	.15	.18	.12
Net realized and unrealized gain (loss)	(.74)	1.16	1.84	.39	1.60
Total from investment operations	(.52)	1.37	1.99	.57	1.72
Distributions from net investment income	(.20)	(.18)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.40)	(.33)	(.07)	-	-
Total distributions	(.60)	(.51) I	(.19)	(.16)	(.10)
Net asset value, end of period	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D	(3.92)%	10.09%	16.65%	4.87%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	1.47%	1.48%	1.18%	1.50%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 428,381	$ 263,733	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate	9%	7%	4%	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.17	.12	.15	.10
Net realized and unrealized gain (loss)	(.72)	1.16	1.83	.38	1.59
Total from investment operations	(.54)	1.33	1.95	.53	1.69
Distributions from net investment income	(.16)	(.15)	(.10)	(.13)	(.09)
Distributions from net realized gain	(.40)	(.33)	(.06)	-	-
Total distributions	(.56)	(.48) I	(.16)	(.13)	(.09)
Net asset value, end of period	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D	(4.05)%	9.81%	16.35%	4.57%	16.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	1.22%	1.23%	.93%	1.25%	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,675	$ 221,815	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	9%	7%	4%	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.10	.05	.09	.06
Net realized and unrealized gain (loss)	(.73)	1.14	1.83	.38	1.60
Total from investment operations	(.62)	1.24	1.88	.47	1.66
Distributions from net investment income	(.10)	(.10)	(.06)	(.10)	(.09)
Distributions from net realized gain	(.39)	(.32)	(.06)	-	-
Total distributions	(.49)	(.41)I	(.12)	(.10)	(.09)
Net asset value, end of period	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Total ReturnB, C, D	(4.59)%	9.25%	15.81%	4.04%	16.58%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	.72%	.73%	.43%	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,827	$ 46,110	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	9%	7%	4%	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.52	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.10	.05	.09	.06
Net realized and unrealized gain (loss)	(.72)	1.13	1.83	.38	1.59
Total from investment operations	(.61)	1.23	1.88	.47	1.65
Distributions from net investment income	(.10)	(.10)	(.06)	(.10)	(.08)
Distributions from net realized gain	(.39)	(.32)	(.06)	-	-
Total distributions	(.49)	(.41)I	(.12)	(.10)	(.08)
Net asset value, end of period	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Total ReturnB, C, D	(4.54)%	9.17%	15.82%	4.04%	16.53%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	.72%	.73%	.43%	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,549	$ 54,022	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	9%	7%	4%	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.25	.24	.18	.21	.13
Net realized and unrealized gain (loss)	(.74)	1.17	1.85	.38	1.60
Total from investment operations	(.49)	1.41	2.03	.59	1.73
Distributions from net investment income	(.23)	(.21)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.40)	(.33)	(.07)	-	-
Total distributions	(.63)	(.54)H	(.21)	(.17)	(.10)
Net asset value, end of period	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Total ReturnB, C	(3.70)%	10.36%	16.99%	5.07%	17.34%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08%A
Net investment income (loss)	1.72%	1.73%	1.43%	1.75%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,457	$ 19,197	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	9%	7%	4%	3%	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	2.5
Fidelity Advisor Dividend Growth Fund Institutional Class	9.4	9.7
Fidelity Advisor Equity Growth Fund Institutional Class	7.6	8.9
Fidelity Advisor Equity Income Fund Institutional Class	11.6	13.1
Fidelity Advisor Growth & Income Fund Institutional Class	10.3	11.5
Fidelity Advisor Large Cap Fund Institutional Class	10.3	11.5
Fidelity Advisor Mid Cap Fund Institutional Class	5.0	5.7
Fidelity Advisor Small Cap Fund Institutional Class	3.1	3.1
Fidelity Small Cap Opportunities Fund	3.8	2.3
	67.6	68.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.4	9.0
Fidelity Advisor Overseas Fund Institutional Class	9.3	9.0
	18.7	18.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.0	10.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.0	0.9
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.4	0.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.5	0.7
Fidelity Advisor Total Bond Fund Institutional Class	0.8	1.4
	3.7	3.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.6%
International Equity Funds	18.7%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	3.7%

Six months ago
Domestic Equity Funds	68.3%
International Equity Funds	18.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	3.7%

Expected
Domestic Equity Funds	68.1%
International Equity Funds	17.1%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	4.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.3%
	Shares	Value
Domestic Equity Funds - 67.6%
Fidelity 100 Index Fund	576,821	$ 5,502,871
Fidelity Advisor Dividend Growth Fund Institutional Class	711,473	8,004,073
Fidelity Advisor Equity Growth Fund Institutional Class	108,957	6,465,535
Fidelity Advisor Equity Income Fund Institutional Class	371,536	9,871,711
Fidelity Advisor Growth & Income Fund Institutional Class	472,514	8,798,205
Fidelity Advisor Large Cap Fund Institutional Class	490,634	8,748,008
Fidelity Advisor Mid Cap Fund Institutional Class	207,122	4,285,363
Fidelity Advisor Small Cap Fund Institutional Class	109,395	2,599,232
Fidelity Small Cap Opportunities Fund	408,090	3,236,153
TOTAL DOMESTIC EQUITY FUNDS		57,511,151
International Equity Funds - 18.7%
Fidelity Advisor Diversified International Fund Institutional Class	398,126	7,986,408
Fidelity Advisor Overseas Fund Institutional Class	370,276	7,964,632
TOTAL INTERNATIONAL EQUITY FUNDS		15,951,040
TOTAL EQUITY FUNDS (Cost $81,932,057)		73,462,191
Fixed-Income Funds - 13.7%

High Yield Fixed-Income Funds - 10.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	956,146	8,528,823
Investment Grade Fixed-Income Funds - 3.7%
Fidelity Advisor Government Income Fund Institutional Class	81,528	869,091
Fidelity Advisor Intermediate Bond Fund Institutional Class	28,255	300,067
Fidelity Advisor Strategic Real Return Fund Institutional Class	125,859	1,283,761
Fidelity Advisor Total Bond Fund Institutional Class	64,960	668,438
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,121,357
TOTAL FIXED-INCOME FUNDS (Cost $12,492,740)		11,650,180
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $94,424,797)		$ 85,112,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $94,424,797) - See accompanying schedule		$ 85,112,371
Receivable for fund shares sold		471,331
Other affiliated receivables		20,207
Total assets		85,603,909

Liabilities
Payable to custodian bank	$ 2,420
Payable for investments purchased	162,278
Payable for fund shares redeemed	306,569
Distribution fees payable	20,581
Total liabilities		491,848

Net Assets		$ 85,112,061
Net Assets consist of:
Paid in capital		$ 92,183,140
Undistributed net investment income		94,849
Accumulated undistributed net realized gain (loss) on investments		2,146,498
Net unrealized appreciation (depreciation) on investments		(9,312,426)
Net Assets		$ 85,112,061

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,720,555 ÷ 5,943,071 shares)		$ 10.39

Maximum offering price per share (100/94.25 of $10.39)		$ 11.02
Class T: Net Asset Value and redemption price per share ($11,745,965 ÷ 1,133,449 shares)		$ 10.36

Maximum offering price per share (100/96.50 of $10.36)		$ 10.74
Class B: Net Asset Value and offering price per share ($2,476,256 ÷ 239,760 shares)A		$ 10.33

Class C: Net Asset Value and offering price per share ($2,538,685 ÷ 245,940 shares)A		$ 10.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,630,600 ÷ 636,717 shares)		$ 10.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 807,087
Interest		42
Total income		807,129

Expenses
Distribution fees	$ 154,428
Independent trustees' compensation	165
Total expenses before reductions	154,593
Expense reductions	(165)	154,428
Net investment income (loss)		652,701
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(519,978)
Capital gain distributions from underlying funds	3,068,000	2,548,022
Change in net unrealized appreciation (depreciation) on underlying funds		(9,564,052)
Net gain (loss)		(7,016,030)
Net increase (decrease) in net assets resulting from operations		$ (6,363,329)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2008	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 652,701	$ 42,636
Net realized gain (loss)	2,548,022	158,988
Change in net unrealized appreciation (depreciation)	(9,564,052)	251,626
Net increase (decrease) in net assets resulting from operations	(6,363,329)	453,250
Distributions to shareholders from net investment income	(570,874)	(35,267)
Distributions to shareholders from net realized gain	(529,295)	(25,563)
Total distributions	(1,100,169)	(60,830)
Share transactions - net increase (decrease)	74,511,096	17,672,043
Total increase (decrease) in net assets	67,047,598	18,064,463

Net Assets
Beginning of period	18,064,463	-
End of period (including undistributed net investment income of $94,849 and undistributed net investment income of $7,369, respectively)	$ 85,112,061	$ 18,064,463

Financial Highlights - Class A

Years ended March 31,	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.12
Net realized and unrealized gain (loss)	(.57)	1.06
Total from investment operations	(.41)	1.18
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.25)I	(.13)
Net asset value, end of period	$ 10.39	$ 11.05
Total ReturnB, C, D	(3.96)%	11.78%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%A
Expenses net of all reductions	.25%	.25%A
Net investment income (loss)	1.44%	1.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,721	$ 12,550
Portfolio turnover rate	22%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.248 per share is comprised of distributions form net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.09
Net realized and unrealized gain (loss)	(.57)	1.06
Total from investment operations	(.44)	1.15
Distributions from net investment income	(.09)	(.07)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.23)I	(.12)
Net asset value, end of period	$ 10.36	$ 11.03
Total ReturnB, C, D	(4.23)%	11.53%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%A
Expenses net of all reductions	.50%	.50%A
Net investment income (loss)	1.19%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,746	$ 3,339
Portfolio turnover rate	22%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.227 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.05
Net realized and unrealized gain (loss)	(.57)	1.06
Total from investment operations	(.49)	1.11
Distributions from net investment income	(.06)	(.05)
Distributions from net realized gain	(.13)	(.05)
Total distributions	(.19)I	(.10)
Net asset value, end of period	$ 10.33	$ 11.01
Total ReturnB, C, D	(4.65)%	11.09%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%A
Net investment income (loss)	.69%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,476	$ 776
Portfolio turnover rate	22%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.05
Net realized and unrealized gain (loss)	(.58)	1.06
Total from investment operations	(.50)	1.11
Distributions from net investment income	(.06)	(.05)
Distributions from net realized gain	(.13)	(.05)
Total distributions	(.19)I	(.10)
Net asset value, end of period	$ 10.32	$ 11.01
Total ReturnB, C, D	(4.74)%	11.08%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%A
Net investment income (loss)	.69%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,539	$ 770
Portfolio turnover rate	22%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.19	.14
Net realized and unrealized gain (loss)	(.59)	1.06
Total from investment operations	(.40)	1.20
Distributions from net investment income	(.13)	(.08)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.26)H	(.13)
Net asset value, end of period	$ 10.41	$ 11.07
Total ReturnB, C	(3.82)%	12.02%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%A
Expenses net of all reductions	.00%	.00%A
Net investment income (loss)	1.68%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,631	$ 629
Portfolio turnover rate	22%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.264 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	2.7
Fidelity Advisor Dividend Growth Fund Institutional Class	9.4	10.2
Fidelity Advisor Equity Growth Fund Institutional Class	7.8	9.0
Fidelity Advisor Equity Income Fund Institutional Class	11.9	13.2
Fidelity Advisor Growth & Income Fund Institutional Class	10.6	11.6
Fidelity Advisor Large Cap Fund Institutional Class	10.6	11.6
Fidelity Advisor Mid Cap Fund Institutional Class	5.2	5.7
Fidelity Advisor Small Cap Fund Institutional Class	2.9	3.1
Fidelity Small Cap Opportunities Fund	4.1	2.3
	69.0	69.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	10.4	10.2
Fidelity Advisor Overseas Fund Institutional Class	10.4	10.1
	20.8	20.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.6	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.1	0.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.2	0.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.2	0.1
	0.6	0.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.0%
International Equity Funds	20.8%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	0.6%

Six months ago
Domestic Equity Funds	69.4%
International Equity Funds	20.3%
High Yield Fixed-Income Funds	9.9%
Investment Grade Fixed-Income Funds	0.4%

Expected
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.8%
	Shares	Value
Domestic Equity Funds - 69.0%
Fidelity 100 Index Fund	586,146	$ 5,591,829
Fidelity Advisor Dividend Growth Fund Institutional Class	723,457	8,138,896
Fidelity Advisor Equity Growth Fund Institutional Class	113,292	6,722,759
Fidelity Advisor Equity Income Fund Institutional Class	385,102	10,232,153
Fidelity Advisor Growth & Income Fund Institutional Class	491,311	9,148,209
Fidelity Advisor Large Cap Fund Institutional Class	510,211	9,097,067
Fidelity Advisor Mid Cap Fund Institutional Class	214,467	4,437,331
Fidelity Advisor Small Cap Fund Institutional Class	105,198	2,499,494
Fidelity Small Cap Opportunities Fund	446,114	3,537,688
TOTAL DOMESTIC EQUITY FUNDS		59,405,426
International Equity Funds - 20.8%
Fidelity Advisor Diversified International Fund Institutional Class	448,260	8,992,105
Fidelity Advisor Overseas Fund Institutional Class	416,177	8,951,974
TOTAL INTERNATIONAL EQUITY FUNDS		17,944,079
TOTAL EQUITY FUNDS (Cost $86,579,980)		77,349,505
Fixed-Income Funds - 10.2%

High Yield Fixed-Income Funds - 9.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	925,787	8,258,020
Investment Grade Fixed-Income Funds - 0.6%
Fidelity Advisor Government Income Fund Institutional Class	8,598	91,652
Fidelity Advisor Intermediate Bond Fund Institutional Class	15,554	165,189
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,864	90,412
Fidelity Advisor Total Bond Fund Institutional Class	13,666	140,622
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		487,875
TOTAL FIXED-INCOME FUNDS (Cost $9,665,621)		8,745,895
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $96,245,601)		$ 86,095,400

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $96,245,601) - See accompanying schedule		$ 86,095,400
Cash		9,024
Receivable for fund shares sold		403,028
Other receivables		1,441
Total assets		86,508,893

Liabilities
Payable for investments purchased	$ 359,805
Payable for fund shares redeemed	52,210
Distribution fees payable	23,653
Total liabilities		435,668

Net Assets		$ 86,073,225
Net Assets consist of:
Paid in capital		$ 93,738,948
Undistributed net investment income		45,694
Accumulated undistributed net realized gain (loss) on investments		2,438,784
Net unrealized appreciation (depreciation) on investments		(10,150,201)
Net Assets		$ 86,073,225

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,249,972 ÷ 5,351,115 shares)		$ 10.32

Maximum offering price per share (100/94.25 of $10.32)		$ 10.95
Class T: Net Asset Value and redemption price per share ($15,146,583 ÷ 1,470,512 shares)		$ 10.30

Maximum offering price per share (100/96.50 of $10.30)		$ 10.67
Class B: Net Asset Value and offering price per share ($3,414,138 ÷ 332,750 shares)A		$ 10.26

Class C: Net Asset Value and offering price per share ($5,380,053 ÷ 524,676 shares)A		$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,882,479 ÷ 665,217 shares)		$ 10.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 843,475
Interest		147
Total income		843,622

Expenses
Distribution fees	$ 185,629
Independent trustees' compensation	177
Total expenses before reductions	185,806
Expense reductions	(177)	185,629
Net investment income (loss)		657,993
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(682,561)
Capital gain distributions from underlying funds	3,548,974	2,866,413
Change in net unrealized appreciation (depreciation) on underlying funds		(10,545,175)
Net gain (loss)		(7,678,762)
Net increase (decrease) in net assets resulting from operations		$ (7,020,769)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2008	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 657,993	$ 62,632
Net realized gain (loss)	2,866,413	251,469
Change in net unrealized appreciation (depreciation)	(10,545,175)	394,974
Net increase (decrease) in net assets resulting from operations	(7,020,769)	709,075
Distributions to shareholders from net investment income	(617,903)	(57,030)
Distributions to shareholders from net realized gain	(637,740)	(41,358)
Total distributions	(1,255,643)	(98,388)
Share transactions - net increase (decrease)	74,257,188	19,481,762
Total increase (decrease) in net assets	65,980,776	20,092,449

Net Assets
Beginning of period	20,092,449	-
End of period (including undistributed net investment income of $45,694 and undistributed net investment income of $5,602, respectively)	$ 86,073,225	$ 20,092,449

Financial Highlights - Class A

Years ended March 31,	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.13
Net realized and unrealized gain (loss)	(.60)	1.06
Total from investment operations	(.44)	1.19
Distributions from net investment income	(.11)	(.09)
Distributions from net realized gain	(.17)	(.06)
Total distributions	(.28)	(.15)
Net asset value, end of period	$ 10.32	$ 11.04
Total Return B, C, D	(4.27)%	11.91%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%A
Expenses net of all reductions	.25%	.25%A
Net investment income (loss)	1.39%	1.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,250	$ 12,907
Portfolio turnover rate	25%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.11
Net realized and unrealized gain (loss)	(.59)	1.05
Total from investment operations	(.46)	1.16
Distributions from net investment income	(.09)	(.08)
Distributions from net realized gain	(.17)	(.06)
Total distributions	(.26)	(.14)
Net asset value, end of period	$ 10.30	$ 11.02
Total ReturnB, C, D	(4.45)%	11.64%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%A
Expenses net of all reductions	.50%	.50%A
Net investment income (loss)	1.14%	1.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,147	$ 3,520
Portfolio turnover rate	25%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.06
Net realized and unrealized gain (loss)	(.59)	1.07
Total from investment operations	(.52)	1.13
Distributions from net investment income	(.06)	(.07)
Distributions from net realized gain	(.16)	(.06)
Total distributions	(.22)	(.13)
Net asset value, end of period	$ 10.26	$ 11.00
Total ReturnB, C, D	(4.93)%	11.31%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%A
Net investment income (loss)	.64%	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,414	$ 1,177
Portfolio turnover rate	25%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.06
Net realized and unrealized gain (loss)	(.59)	1.06
Total from investment operations	(.52)	1.12
Distributions from net investment income	(.07)	(.06)
Distributions from net realized gain	(.16)	(.06)
Total distributions	(.23)	(.12)
Net asset value, end of period	$ 10.25	$ 11.00
Total ReturnB, C, D	(4.99)%	11.25%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%A
Net investment income (loss)	.64%	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,380	$ 1,507
Portfolio turnover rate	25%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.18	.15
Net realized and unrealized gain (loss)	(.59)	1.06
Total from investment operations	(.41)	1.21
Distributions from net investment income	(.13)	(.09)
Distributions from net realized gain	(.17)	(.06)
Total distributions	(.30)	(.15)
Net asset value, end of period	$ 10.35	$ 11.06
Total ReturnB, C	(4.02)%	12.16%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%A
Expenses net of all reductions	.00%	.00%A
Net investment income (loss)	1.64%	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,882	$ 982
Portfolio turnover rate	25%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2008

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 163,427,937	$ 2,546,218	$ (4,174,510)	$ (1,628,292)
Advisor Freedom 2005	148,244,154	2,803,333	(6,656,862)	(3,853,529)
Advisor Freedom 2010	734,352,939	21,494,040	(29,428,092)	(7,934,052)
Advisor Freedom 2015	920,008,360	22,678,572	(42,866,659)	(20,188,087)
Advisor Freedom 2020	1,567,119,787	56,428,394	(80,691,373)	(24,262,979)
Advisor Freedom 2025	908,112,998	21,012,605	(59,944,828)	(38,932,223)
Advisor Freedom 2030	1,155,311,458	37,396,836	(80,126,852)	(42,730,016)
Advisor Freedom 2035	557,420,916	10,381,378	(46,213,823)	(35,832,445)
Advisor Freedom 2040	851,467,319	28,900,641	(61,232,811)	(32,332,170)
Advisor Freedom 2045	94,426,521	306,791	(9,620,941)	(9,314,150)
Advisor Freedom 2050	96,247,042	286,723	(10,438,365)	(10,151,642)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Advisor Freedom Income	$ 425,599	$ 597,303
Advisor Freedom 2005	635,370	2,342,427
Advisor Freedom 2010	2,813,532	15,678,789
Advisor Freedom 2015	3,034,550	21,700,188
Advisor Freedom 2020	4,025,132	48,417,869
Advisor Freedom 2025	2,110,038	26,810,755
Advisor Freedom 2030	1,788,371	41,802,699
Advisor Freedom 2035	732,543	18,335,043
Advisor Freedom 2040	952,003	33,419,564
Advisor Freedom 2045	94,849	2,148,220
Advisor Freedom 2050	73,408	2,412,514

The tax character of distributions paid was as follows:

March 31, 2008
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,226,805	$ 430,332	$ 5,657,137
Advisor Freedom 2005	3,115,492	830,264	3,945,756
Advisor Freedom 2010	18,580,982	6,015,166	24,596,148
Advisor Freedom 2015	20,656,805	8,829,642	29,486,447
Advisor Freedom 2020	32,982,163	19,552,221	52,534,384
Advisor Freedom 2025	16,672,355	9,344,922	26,017,277
Advisor Freedom 2030	19,222,919	15,822,055	35,044,974
Advisor Freedom 2035	8,087,079	5,463,530	13,550,609
Advisor Freedom 2040	14,535,541	12,905,725	27,441,266
Advisor Freedom 2045	977,226	122,943	1,100,169
Advisor Freedom 2050	1,053,897	201,746	1,255,643

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 2,738,533	$ 435,586	$ 3,174,119
Advisor Freedom 2005	1,379,493	529,238	1,908,731
Advisor Freedom 2010	10,809,995	4,869,805	15,679,800
Advisor Freedom 2015	10,658,643	4,689,333	15,347,976
Advisor Freedom 2020	19,829,363	13,558,440	33,387,803
Advisor Freedom 2025	7,571,599	4,519,776	12,091,375
Advisor Freedom 2030	10,595,472	7,971,409	18,566,881
Advisor Freedom 2035	3,480,235	2,192,065	5,672,300
Advisor Freedom 2040	8,552,165	6,365,609	14,917,774
Advisor Freedom 2045	60,830	-	60,830
Advisor Freedom 2050	98,388	-	98,388

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	133,493,614	77,035,879
Advisor Freedom 2005	101,252,715	34,225,618
Advisor Freedom 2010	323,172,952	98,724,105
Advisor Freedom 2015	444,795,872	99,954,356
Advisor Freedom 2020	658,650,671	137,118,313
Advisor Freedom 2025	473,746,683	70,525,417
Advisor Freedom 2030	569,631,171	101,375,358
Advisor Freedom 2035	335,335,277	35,991,356
Advisor Freedom 2040	373,674,366	66,252,870
Advisor Freedom 2045	87,808,743	10,681,394
Advisor Freedom 2050	90,400,792	13,175,859

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 169,772	$ 71,173
Class T	.25%	.25%	222,883	-
Class B	.75%	.25%	50,968	38,243
Class C	.75%	.25%	145,089	28,023
			$ 588,712	$ 137,439
Advisor Freedom 2005
Class A	0%	.25%	$ 172,719	$ 98,790
Class T	.25%	.25%	111,356	-
Class B	.75%	.25%	39,388	29,565
Class C	.75%	.25%	102,289	21,013
			$ 425,752	$ 149,368
Advisor Freedom 2010
Class A	0%	.25%	$ 791,588	$ 261,172
Class T	.25%	.25%	1,069,204	-
Class B	.75%	.25%	354,161	265,621
Class C	.75%	.25%	549,307	112,593
			$ 2,764,260	$ 639,386
Advisor Freedom 2015
Class A	0%	.25%	$ 1,006,992	$ 362,025
Class T	.25%	.25%	1,010,546	-
Class B	.75%	.25%	440,108	330,123
Class C	.75%	.25%	636,312	150,263
			$ 3,093,958	$ 842,411
Advisor Freedom 2020
Class A	0%	.25%	$ 1,680,014	$ 514,569
Class T	.25%	.25%	2,360,202	-
Class B	.75%	.25%	921,895	691,421
Class C	.75%	.25%	942,700	204,732
			$ 5,904,811	$ 1,410,722
Advisor Freedom 2025
Class A	0%	.25%	$ 1,084,557	$ 439,147
Class T	.25%	.25%	870,227	-
Class B	.75%	.25%	424,868	318,651
Class C	.75%	.25%	384,936	97,211
			$ 2,764,588	$ 855,009
Advisor Freedom 2030
Class A	0%	.25%	$ 1,234,217	$ 458,079
Class T	.25%	.25%	1,555,242	-
Class B	.75%	.25%	629,777	472,333
Class C	.75%	.25%	604,388	120,640
			$ 4,023,624	$ 1,051,052

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2035	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 600,586	$ 276,630
Class T	.25%	.25%	482,702	-
Class B	.75%	.25%	273,610	205,225
Class C	.75%	.25%	225,636	58,291
			$ 1,582,534	$ 540,146
Advisor Freedom 2040
Class A	0%	.25%	$ 891,735	$ 267,819
Class T	.25%	.25%	1,241,710	-
Class B	.75%	.25%	521,887	391,415
Class C	.75%	.25%	576,895	113,450
			$ 3,232,227	$ 772,684
Advisor Freedom 2045
Class A	0%	.25%	$ 82,839	$ 62,081
Class T	.25%	.25%	36,734	-
Class B	.75%	.25%	17,657	13,398
Class C	.75%	.25%	17,198	11,736
			$ 154,428	$ 87,215
Advisor Freedom 2050
Class A	0%	.25%	$ 81,012	$ 43,227
Class T	.25%	.25%	45,945	-
Class B	.75%	.25%	23,443	17,673
Class C	.75%	.25%	35,229	22,677
			$ 185,629	$ 83,577

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 14,578
Class T	5,334
Class B*	17,342
Class C*	3,206
$ 40,460
Advisor Freedom 2005
Class A	$ 18,370
Class T	4,454
Class B*	15,914
Class C*	1,905
$ 40,643
Advisor Freedom 2010
Class A	$ 67,959
Class T	21,017
Class B*	79,221
Class C*	7,005
$ 175,202

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 118,871
Class T	29,726
Class B*	117,173
Class C*	11,184
$ 276,954
Advisor Freedom 2020
Class A	$ 198,842
Class T	52,153
Class B*	223,930
Class C*	13,233
$ 488,158
Advisor Freedom 2025
Class A	$ 140,932
Class T	34,755
Class B*	142,069
Class C*	4,986
$ 322,742
Advisor Freedom 2030
Class A	$ 166,226
Class T	40,219
Class B*	163,229
Class C*	10,331
$ 380,005
Advisor Freedom 2035
Class A	$ 101,603
Class T	21,134
Class B*	94,736
Class C*	5,203
$ 222,676
Advisor Freedom 2040
Class A	$ 161,938
Class T	37,961
Class B*	176,098
Class C*	8,478
$ 384,475
Advisor Freedom 2045
Class A	$ 23,011
Class T	3,421
Class B*	8,073
Class C*	911
$ 35,416
Advisor Freedom 2050
Class A	$ 44,913
Class T	7,415
Class B*	5,896
Class C*	1,638
$ 59,862

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 251
Class T	.50%	165
Class B	1.00%	19
Class C	1.00%	54
Institutional Class	.00%	23
Advisor Freedom 2005
Class A	.25%	252
Class T	.50%	81
Class B	1.00%	14
Class C	1.00%	37
Institutional Class	.00%	21
Advisor Freedom 2010
Class A	.25%	1,180
Class T	.50%	797
Class B	1.00%	132
Class C	1.00%	205
Institutional Class	.00%	114
Advisor Freedom 2015
Class A	.25%	1,492
Class T	.50%	748
Class B	1.00%	163
Class C	1.00%	235
Institutional Class	.00%	190
Advisor Freedom 2020
Class A	.25%	2,502
Class T	.50%	1,757
Class B	1.00%	343
Class C	1.00%	351
Institutional Class	.00%	232
Advisor Freedom 2025
Class A	.25%	1,593
Class T	.50%	639
Class B	1.00%	156
Class C	1.00%	141
Institutional Class	.00%	113
Advisor Freedom 2030
Class A	.25%	1,827
Class T	.50%	1,151
Class B	1.00%	233
Class C	1.00%	223
Institutional Class	.00%	168

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 874
Class T	.50%	351
Class B	1.00%	99
Class C	1.00%	82
Institutional Class	.00%	67
Advisor Freedom 2040
Class A	.25%	1,326
Class T	.50%	923
Class B	1.00%	194
Class C	1.00%	214
Institutional Class	.00%	118
Advisor Freedom 2045
Class A	.25%	113
Class T	.50%	25
Class B	1.00%	7
Class C	1.00%	7
Institutional Class	.00%	13
Advisor Freedom 2050
Class A	.25%	111
Class T	.50%	32
Class B	1.00%	8
Class C	1.00%	13
Institutional Class	.00%	13

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period the Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Large Cap Fund	52%
Fidelity Advisor Overseas Fund	34%
Fidelity Advisor Growth & Income Fund	37%
Fidelity Advisor Intermediate Bond Fund	24%

At the end of the period, Fidelity Advisor Freedom 2020 Fund was the owner of record of approximately 11% of the total outstanding shares of the Fidelity Advisor Large Cap Fund.

In September 2006, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), the Funds' transfer agent, notified the Funds that the Funds' books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Funds which did not result in a material impact to the Funds' reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended March 31,
	2008	2007
Advisor Freedom Income
From net investment income
Class A	$ 2,504,685	$ 1,002,334
Class T	1,563,953	1,094,267
Class B	152,566	127,152
Class C	433,205	340,423
Institutional Class	228,075	52,530
Total	$ 4,882,484	$ 2,616,706
From net realized gain
Class A	$ 363,946	$ 159,694
Class T	265,719	250,213
Class B	31,009	37,002
Class C	84,230	101,597
Institutional Class	29,749	8,907
Total	$ 774,653	$ 557,413
Advisor Freedom 2005
From net investment income
Class A	$ 1,724,823	$ 605,813
Class T	428,083	313,704
Class B	51,521	49,294
Class C	147,372	113,001
Institutional Class	207,409	47,174
Total	$ 2,559,208	$ 1,128,986
From net realized gain
Class A	$ 834,705	$ 315,950
Class T	290,404	248,166
Class B	52,453	62,256
Class C	130,191	128,211
Institutional Class	78,795	25,162
Total	$ 1,386,548	$ 779,745
Advisor Freedom 2010
From net investment income
Class A	$ 8,089,684	$ 3,995,531
Class T	4,645,864	3,440,551
Class B	581,796	495,075
Class C	979,699	652,244
Institutional Class	999,219	345,085
Total	$ 15,296,262	$ 8,928,486
From net realized gain
Class A	$ 4,371,752	$ 2,696,358
Class T	3,146,806	2,598,359
Class B	543,390	569,438
Class C	798,291	682,976
Institutional Class	439,647	204,183
Total	$ 9,299,886	$ 6,751,314

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

	Years ended March 31,
	2008	2007
Advisor Freedom 2015
From net investment income
Class A	$ 9,282,719	$ 4,043,265
Class T	3,805,292	2,579,826
Class B	608,280	470,817
Class C	916,055	606,365
Institutional Class	1,380,515	705,795
Total	$ 15,992,861	$ 8,406,068
From net realized gain
Class A	$ 6,792,732	$ 2,739,513
Class T	3,796,442	2,384,892
Class B	835,908	622,101
Class C	1,173,886	694,561
Institutional Class	894,618	500,841
Total	$ 13,493,586	$ 6,941,908
Advisor Freedom 2020
From net investment income
Class A	$ 13,227,162	$ 6,850,858
Class T	7,368,496	5,698,586
Class B	994,726	810,487
Class C	1,068,257	784,767
Institutional Class	1,659,078	538,403
Total	$ 24,317,719	$ 14,683,101
From net realized gain
Class A	$ 13,024,880	$ 7,537,514
Class T	10,046,546	7,396,310
Class B	1,981,035	1,713,469
Class C	1,985,963	1,527,861
Institutional Class	1,178,241	529,548
Total	$ 28,216,665	$ 18,704,702
Advisor Freedom 2025
From net investment income
Class A	$ 7,874,109	$ 3,125,692
Class T	2,457,202	1,560,568
Class B	398,931	278,660
Class C	394,171	229,679
Institutional Class	831,749	152,090
Total	$ 11,956,162	$ 5,346,689
From net realized gain
Class A	$ 8,202,079	$ 3,415,791
Class T	3,646,794	2,067,705
Class B	892,352	626,709
Class C	791,593	496,499
Institutional Class	528,297	137,982
Total	$ 14,061,115	$ 6,744,686

Annual Report

8. Distributions to Shareholders - continued

	Years ended March 31,
	2008	2007
Advisor Freedom 2030
From net investment income
Class A	$ 7,205,006	$ 3,346,670
Class T	3,287,728	2,694,894
Class B	414,862	337,549
Class C	403,557	318,345
Institutional Class	916,629	235,961
Total	$ 12,227,782	$ 6,933,419
From net realized gain
Class A	$ 10,936,038	$ 4,490,893
Class T	7,840,143	4,779,075
Class B	1,556,434	1,090,033
Class C	1,494,609	983,447
Institutional Class	989,968	290,014
Total	$ 22,817,192	$ 11,633,462
Advisor Freedom 2035
From net investment income
Class A	$ 3,345,833	$ 1,192,816
Class T	952,354	710,451
Class B	177,323	137,177
Class C	143,957	115,447
Institutional Class	415,381	54,126
Total	$ 5,034,848	$ 2,210,017
From net realized gain
Class A	$ 4,819,324	$ 1,548,250
Class T	2,263,096	1,184,405
Class B	601,586	371,468
Class C	497,133	297,049
Institutional Class	334,622	61,111
Total	$ 8,515,761	$ 3,462,283
Advisor Freedom 2040
From net investment income
Class A	$ 5,153,377	$ 2,619,392
Class T	2,630,359	2,038,155
Class B	354,339	289,047
Class C	387,464	344,514
Institutional Class	634,685	183,929
Total	$ 9,160,224	$ 5,475,037
From net realized gain
Class A	$ 8,341,256	$ 3,781,697
Class T	6,395,011	3,639,201
Class B	1,317,210	826,884
Class C	1,493,781	978,964
Institutional Class	733,784	215,991
Total	$ 18,281,042	$ 9,442,737

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

	Years ended March 31,
	2008	2007
Advisor Freedom 2045A
From net investment income
Class A	$ 408,907	$ 17,761
Class T	76,927	11,873
Class B	11,522	1,977
Class C	11,199	2,080
Institutional Class	62,319	1,576
Total	$ 570,874	$ 35,267
From net realized gain
Class A	$ 365,060	$ 11,838
Class T	84,292	8,362
Class B	18,988	2,103
Class C	18,223	2,262
Institutional Class	42,732	998
Total	$ 529,295	$ 25,563
Advisor Freedom 2050A
From net investment income
Class A	$ 421,587	$ 36,386
Class T	94,910	8,564
Class B	15,927	4,114
Class C	26,686	4,848
Institutional Class	58,793	3,118
Total	$ 617,903	$ 57,030
From net realized gain
Class A	$ 409,384	$ 24,808
Class T	109,763	6,344
Class B	29,999	3,578
Class C	43,754	4,617
Institutional Class	44,840	2,011
Total	$ 637,740	$ 41,358

A For the period June 1, 2006 (commencement of operations) to March 31, 2007.

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom Income
Class A
Shares sold	6,395,797	3,998,819	$ 68,652,447	$ 42,215,890
Reinvestment of distributions	259,372	102,485	2,783,957	1,078,852
Shares redeemed	(2,922,596)	(1,230,892)	(31,256,793)	(12,986,012)
Net increase (decrease)	3,732,573	2,870,412	$ 40,179,611	$ 30,308,730
Class T
Shares sold	2,855,150	2,071,786	$ 30,643,258	$ 21,825,406
Reinvestment of distributions	164,484	122,503	1,765,934	1,286,011
Shares redeemed	(2,428,323)	(1,579,074)	(25,960,467)	(16,645,393)
Net increase (decrease)	591,311	615,215	$ 6,448,725	$ 6,466,024
Class B
Shares sold	214,502	104,130	$ 2,287,850	$ 1,094,305
Reinvestment of distributions	15,304	14,103	164,212	147,869
Shares redeemed	(165,034)	(116,492)	(1,766,793)	(1,222,471)
Net increase (decrease)	64,772	1,741	$ 685,269	$ 19,703
Class C
Shares sold	601,335	289,104	$ 6,439,273	$ 3,032,611
Reinvestment of distributions	39,613	31,301	424,846	328,081
Shares redeemed	(469,822)	(384,133)	(5,023,022)	(4,025,882)
Net increase (decrease)	171,126	(63,728)	$ 1,841,097	$ (665,190)
Institutional Class
Shares sold	1,046,538	209,024	$ 11,013,967	$ 2,227,313
Reinvestment of distributions	23,599	5,153	253,422	54,344
Shares redeemed	(460,080)	(61,571)	(4,893,967)	(653,326)
Net increase (decrease)	610,057	152,606	$ 6,373,422	$ 1,628,331
Advisor Freedom 2005
Class A
Shares sold	7,280,006	3,787,746	$ 86,978,408	$ 43,883,709
Reinvestment of distributions	209,681	76,807	2,523,615	885,668
Shares redeemed	(3,032,111)	(1,115,226)	(36,068,889)	(12,859,998)
Net increase (decrease)	4,457,576	2,749,327	$ 53,433,134	$ 31,909,379
Class T
Shares sold	1,302,460	1,234,660	$ 15,596,978	$ 14,090,491
Reinvestment of distributions	57,458	47,993	691,442	550,611
Shares redeemed	(1,248,968)	(793,872)	(14,879,592)	(9,030,257)
Net increase (decrease)	110,950	488,781	$ 1,408,828	$ 5,610,845
Class B
Shares sold	134,939	116,869	$ 1,573,994	$ 1,310,125
Reinvestment of distributions	7,641	8,797	91,841	100,501
Shares redeemed	(97,335)	(128,275)	(1,155,938)	(1,454,001)
Net increase (decrease)	45,245	(2,609)	$ 509,897	$ (43,375)
Class C
Shares sold	398,272	232,197	$ 4,710,455	$ 2,619,306
Reinvestment of distributions	20,492	18,367	245,781	209,932
Shares redeemed	(218,640)	(153,843)	(2,586,377)	(1,749,764)
Net increase (decrease)	200,124	96,721	$ 2,369,859	$ 1,079,474
Institutional Class
Shares sold	898,304	208,498	$ 10,934,550	$ 2,404,546
Reinvestment of distributions	23,531	6,260	284,303	72,336
Shares redeemed	(368,372)	(47,487)	(4,367,156)	(552,920)
Net increase (decrease)	553,463	167,271	$ 6,851,697	$ 1,923,962

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom 2010
Class A
Shares sold	21,172,266	13,374,637	$ 262,315,907	$ 159,853,302
Reinvestment of distributions	977,928	545,669	12,200,535	6,515,960
Shares redeemed	(10,377,196)	(6,124,760)	(128,191,139)	(71,950,410)
Net increase (decrease)	11,772,998	7,795,546	$ 146,325,303	$ 94,418,852
Class T
Shares sold	9,009,530	8,317,218	$ 110,976,658	$ 97,643,792
Reinvestment of distributions	619,841	503,504	7,710,014	5,992,339
Shares redeemed	(7,066,194)	(5,095,468)	(87,124,252)	(60,236,553)
Net increase (decrease)	2,563,177	3,725,254	$ 31,562,420	$ 43,399,578
Class B
Shares sold	531,540	554,718	$ 6,513,051	$ 6,527,082
Reinvestment of distributions	81,330	80,803	1,009,856	957,744
Shares redeemed	(551,595)	(632,615)	(6,803,579)	(7,468,667)
Net increase (decrease)	61,275	2,906	$ 719,328	$ 16,159
Class C
Shares sold	1,941,907	1,325,915	$ 23,880,546	$ 15,583,541
Reinvestment of distributions	125,362	100,155	1,552,639	1,185,377
Shares redeemed	(1,000,919)	(814,977)	(12,286,806)	(9,586,446)
Net increase (decrease)	1,066,350	611,093	$ 13,146,379	$ 7,182,472
Institutional Class
Shares sold	2,789,625	1,216,876	$ 34,942,048	$ 14,661,891
Reinvestment of distributions	109,553	41,121	1,370,855	492,727
Shares redeemed	(1,273,890)	(440,638)	(15,744,160)	(5,177,492)
Net increase (decrease)	1,625,288	817,359	$ 20,568,743	$ 9,977,126
Advisor Freedom 2015
Class A
Shares sold	30,012,366	16,710,642	$ 375,290,820	$ 200,771,970
Reinvestment of distributions	1,252,597	551,943	15,820,828	6,663,795
Shares redeemed	(11,069,498)	(4,573,003)	(138,060,728)	(54,952,585)
Net increase (decrease)	20,195,465	12,689,582	$ 253,050,920	$ 152,483,180
Class T
Shares sold	7,187,921	7,721,319	$ 89,866,267	$ 92,149,992
Reinvestment of distributions	593,664	409,024	7,487,851	4,918,891
Shares redeemed	(5,577,816)	(3,704,390)	(69,873,542)	(44,146,399)
Net increase (decrease)	2,203,769	4,425,953	$ 27,480,576	$ 52,922,484
Class B
Shares sold	952,656	956,714	$ 11,837,765	$ 11,262,926
Reinvestment of distributions	107,501	84,955	1,351,705	1,017,658
Shares redeemed	(715,996)	(539,119)	(8,904,180)	(6,415,601)
Net increase (decrease)	344,161	502,550	$ 4,285,290	$ 5,864,983
Class C
Shares sold	1,762,544	2,127,630	$ 21,931,918	$ 25,214,598
Reinvestment of distributions	147,692	94,790	1,855,516	1,136,191
Shares redeemed	(938,455)	(651,145)	(11,655,229)	(7,748,011)
Net increase (decrease)	971,781	1,571,275	$ 12,132,205	$ 18,602,778
Institutional Class
Shares sold	4,107,174	1,369,022	$ 52,023,759	$ 16,393,429
Reinvestment of distributions	177,571	97,887	2,253,324	1,185,250
Shares redeemed	(1,687,314)	(549,649)	(21,403,007)	(6,624,103)
Net increase (decrease)	2,597,431	917,260	$ 32,874,076	$ 10,954,576

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom 2020
Class A
Shares sold	38,566,894	23,846,967	$ 525,160,644	$ 308,792,249
Reinvestment of distributions	1,874,481	1,084,342	25,889,867	14,167,012
Shares redeemed	(14,579,291)	(9,148,908)	(197,670,315)	(115,715,246)
Net increase (decrease)	25,862,084	15,782,401	$ 353,380,196	$ 207,244,015
Class T
Shares sold	15,080,905	15,749,378	$ 205,467,830	$ 200,592,709
Reinvestment of distributions	1,251,431	996,748	17,269,011	13,003,180
Shares redeemed	(12,338,940)	(7,788,390)	(168,368,029)	(100,250,106)
Net increase (decrease)	3,993,396	8,957,736	$ 54,368,812	$ 113,345,783
Class B
Shares sold	1,397,786	1,566,662	$ 18,987,125	$ 20,015,458
Reinvestment of distributions	206,609	185,085	2,841,914	2,401,388
Shares redeemed	(979,173)	(914,111)	(13,271,484)	(11,718,717)
Net increase (decrease)	625,222	837,636	$ 8,557,555	$ 10,698,129
Class C
Shares sold	2,950,874	2,364,641	$ 40,072,501	$ 30,268,265
Reinvestment of distributions	193,944	157,258	2,664,764	2,039,411
Shares redeemed	(1,961,725)	(982,764)	(26,617,780)	(12,533,396)
Net increase (decrease)	1,183,093	1,539,135	$ 16,119,485	$ 19,774,280
Institutional Class
Shares sold	5,531,638	1,665,024	$ 76,296,447	$ 21,746,839
Reinvestment of distributions	196,081	72,996	2,719,400	958,005
Shares redeemed	(1,698,087)	(567,015)	(23,097,020)	(7,296,379)
Net increase (decrease)	4,029,632	1,171,005	$ 55,918,827	$ 15,408,465
Advisor Freedom 2025
Class A
Shares sold	31,444,214	15,737,696	$ 413,397,979	$ 197,945,688
Reinvestment of distributions	1,193,033	518,473	15,943,550	6,492,103
Shares redeemed	(10,605,763)	(3,113,289)	(138,593,485)	(38,954,335)
Net increase (decrease)	22,031,484	13,142,880	$ 290,748,044	$ 165,483,456
Class T
Shares sold	7,320,665	7,015,432	$ 96,719,142	$ 87,481,183
Reinvestment of distributions	451,032	288,574	6,039,311	3,613,946
Shares redeemed	(5,426,572)	(2,276,653)	(71,792,696)	(28,529,518)
Net increase (decrease)	2,345,125	5,027,353	$ 30,965,757	$ 62,565,611
Class B
Shares sold	1,032,697	998,291	$ 13,514,621	$ 12,299,748
Reinvestment of distributions	94,056	70,208	1,250,009	869,570
Shares redeemed	(523,284)	(348,807)	(6,862,113)	(4,303,451)
Net increase (decrease)	603,469	719,692	$ 7,902,517	$ 8,865,867
Class C
Shares sold	1,232,948	1,074,566	$ 16,188,203	$ 13,324,519
Reinvestment of distributions	81,325	52,399	1,080,397	649,142
Shares redeemed	(519,398)	(255,502)	(6,755,133)	(3,161,389)
Net increase (decrease)	794,875	871,463	$ 10,513,467	$ 10,812,272
Institutional Class
Shares sold	4,059,864	801,952	$ 54,260,664	$ 10,021,125
Reinvestment of distributions	99,805	22,778	1,339,601	286,866
Shares redeemed	(942,331)	(178,765)	(12,524,147)	(2,201,208)
Net increase (decrease)	3,217,338	645,965	$ 43,076,118	$ 8,106,783

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom 2030
Class A
Shares sold	31,843,152	16,253,114	$ 459,602,140	$ 222,796,744
Reinvestment of distributions	1,221,831	566,443	17,967,778	7,751,676
Shares redeemed	(9,968,940)	(4,408,382)	(142,503,129)	(59,297,181)
Net increase (decrease)	23,096,043	12,411,175	$ 335,066,789	$ 171,251,239
Class T
Shares sold	11,245,298	10,263,782	$ 162,101,126	$ 137,668,691
Reinvestment of distributions	752,594	543,658	11,039,870	7,398,466
Shares redeemed	(9,323,237)	(4,719,385)	(135,908,919)	(64,003,737)
Net increase (decrease)	2,674,655	6,088,055	$ 37,232,077	$ 81,063,420
Class B
Shares sold	1,094,290	1,215,032	$ 15,718,712	$ 16,319,475
Reinvestment of distributions	130,528	101,708	1,905,487	1,372,910
Shares redeemed	(658,615)	(523,647)	(9,302,781)	(7,048,793)
Net increase (decrease)	566,203	793,093	$ 8,321,418	$ 10,643,592
Class C
Shares sold	1,428,374	1,532,477	$ 20,470,871	$ 20,559,653
Reinvestment of distributions	119,323	87,426	1,741,917	1,180,816
Shares redeemed	(925,108)	(617,269)	(13,146,909)	(8,273,949)
Net increase (decrease)	622,589	1,002,634	$ 9,065,879	$ 13,466,520
Institutional Class
Shares sold	4,311,519	1,246,804	$ 62,949,526	$ 17,216,002
Reinvestment of distributions	122,302	31,872	1,804,784	437,589
Shares redeemed	(998,614)	(347,902)	(14,596,036)	(4,676,681)
Net increase (decrease)	3,435,207	930,774	$ 50,158,274	$ 12,976,910
Advisor Freedom 2035
Class A
Shares sold	21,196,181	7,937,543	$ 288,304,008	$ 102,858,844
Reinvestment of distributions	582,502	209,021	8,092,022	2,703,345
Shares redeemed	(5,766,443)	(1,209,654)	(77,817,751)	(15,624,179)
Net increase (decrease)	16,012,240	6,936,910	$ 218,578,279	$ 89,938,010
Class T
Shares sold	4,490,317	4,037,876	$ 61,032,845	$ 51,279,521
Reinvestment of distributions	230,541	146,879	3,188,274	1,885,587
Shares redeemed	(3,046,746)	(1,479,180)	(41,592,325)	(18,890,769)
Net increase (decrease)	1,674,112	2,705,575	$ 22,628,794	$ 34,274,339
Class B
Shares sold	727,943	657,867	$ 9,848,745	$ 8,288,850
Reinvestment of distributions	55,321	39,171	760,291	497,716
Shares redeemed	(268,514)	(185,316)	(3,598,845)	(2,339,596)
Net increase (decrease)	514,750	511,722	$ 7,010,191	$ 6,446,970
Class C
Shares sold	744,599	675,368	$ 10,054,795	$ 8,503,831
Reinvestment of distributions	43,460	29,650	597,725	377,444
Shares redeemed	(349,529)	(231,098)	(4,698,348)	(2,893,598)
Net increase (decrease)	438,530	473,920	$ 5,954,172	$ 5,987,677
Institutional Class
Shares sold	2,734,548	411,593	$ 37,807,044	$ 5,305,575
Reinvestment of distributions	53,535	8,649	746,046	112,282
Shares redeemed	(543,000)	(121,717)	(7,395,551)	(1,582,064)
Net increase (decrease)	2,245,083	298,525	$ 31,157,539	$ 3,835,793

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom 2040
Class A
Shares sold	19,155,475	11,078,922	$ 285,070,394	$ 155,096,929
Reinvestment of distributions	880,790	449,793	13,339,232	6,329,119
Shares redeemed	(6,437,466)	(3,247,820)	(95,274,858)	(44,707,746)
Net increase (decrease)	13,598,799	8,280,895	$ 203,134,768	$ 116,718,302
Class T
Shares sold	8,339,567	8,566,986	$ 123,585,235	$ 118,422,507
Reinvestment of distributions	596,272	404,471	9,006,999	5,668,499
Shares redeemed	(6,451,723)	(3,731,784)	(96,064,959)	(51,893,964)
Net increase (decrease)	2,484,116	5,239,673	$ 36,527,275	$ 72,197,042
Class B
Shares sold	1,033,232	1,165,934	$ 15,187,232	$ 16,033,302
Reinvestment of distributions	108,535	78,169	1,628,020	1,084,424
Shares redeemed	(528,583)	(454,770)	(7,760,981)	(6,294,964)
Net increase (decrease)	613,184	789,333	$ 9,054,271	$ 10,822,762
Class C
Shares sold	1,171,341	1,529,531	$ 17,304,375	$ 20,942,119
Reinvestment of distributions	118,241	88,855	1,773,152	1,232,104
Shares redeemed	(943,498)	(742,685)	(13,863,706)	(10,212,837)
Net increase (decrease)	346,084	875,701	$ 5,213,821	$ 11,961,386
Institutional Class
Shares sold	2,783,889	962,985	$ 41,634,833	$ 13,586,544
Reinvestment of distributions	84,901	23,689	1,289,408	335,253
Shares redeemed	(761,479)	(205,086)	(11,355,666)	(2,855,861)
Net increase (decrease)	2,107,311	781,588	$ 31,568,575	$ 11,065,936
Advisor Freedom 2045A
Class A
Shares sold	5,976,822	1,214,659	$ 67,538,170	$ 13,198,339
Reinvestment of distributions	66,457	2,732	771,955	29,586
Shares redeemed	(1,235,991)	(81,608)	(13,806,904)	(893,392)
Net increase (decrease)	4,807,288	1,135,783	$ 54,503,221	$ 12,334,533
Class T
Shares sold	1,134,327	328,167	$ 12,786,797	$ 3,531,809
Reinvestment of distributions	13,886	1,870	161,155	20,235
Shares redeemed	(317,499)	(27,302)	(3,582,304)	(296,286)
Net increase (decrease)	830,714	302,735	$ 9,365,648	$ 3,255,758
Class B
Shares sold	197,272	70,701	$ 2,237,639	$ 743,408
Reinvestment of distributions	2,563	377	29,677	4,080
Shares redeemed	(30,565)	(588)	(338,933)	(6,408)
Net increase (decrease)	169,270	70,490	$ 1,928,383	$ 741,080
Class C
Shares sold	215,629	75,902	$ 2,436,801	$ 795,052
Reinvestment of distributions	2,506	334	28,989	3,613
Shares redeemed	(42,119)	(6,312)	(465,838)	(68,258)
Net increase (decrease)	176,016	69,924	$ 1,999,952	$ 730,407
Institutional Class
Shares sold	707,070	64,697	$ 8,153,318	$ 696,742
Reinvestment of distributions	9,019	237	105,051	2,574
Shares redeemed	(136,245)	(8,061)	(1,544,477)	(89,051)
Net increase (decrease)	579,844	56,873	$ 6,713,892	$ 610,265

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2008	2007	2008	2007
Advisor Freedom 2050A
Class A
Shares sold	5,070,025	1,276,625	$ 57,527,193	$ 13,684,931
Reinvestment of distributions	71,419	5,624	828,089	60,797
Shares redeemed	(959,527)	(113,051)	(10,623,621)	(1,223,026)
Net increase (decrease)	4,181,917	1,169,198	$ 47,731,661	$ 12,522,702
Class T
Shares sold	1,657,861	354,770	$ 18,728,257	$ 3,810,949
Reinvestment of distributions	17,173	1,380	198,763	14,908
Shares redeemed	(523,844)	(36,828)	(5,932,648)	(403,059)
Net increase (decrease)	1,151,190	319,322	$ 12,994,372	$ 3,422,798
Class B
Shares sold	258,344	111,977	$ 2,916,138	$ 1,191,055
Reinvestment of distributions	3,848	705	44,456	7,610
Shares redeemed	(36,465)	(5,659)	(402,811)	(61,502)
Net increase (decrease)	225,727	107,023	$ 2,557,783	$ 1,137,163
Class C
Shares sold	525,005	144,191	$ 5,945,473	$ 1,517,547
Reinvestment of distributions	5,664	871	65,337	9,399
Shares redeemed	(143,070)	(7,985)	(1,603,259)	(87,268)
Net increase (decrease)	387,599	137,077	$ 4,407,551	$ 1,439,678
Institutional Class
Shares sold	808,048	90,084	$ 9,192,394	$ 973,960
Reinvestment of distributions	8,828	474	102,543	5,129
Shares redeemed	(240,435)	(1,782)	(2,729,116)	(19,668)
Net increase (decrease)	576,441	88,776	$ 6,565,821	$ 959,421

A For the period June 1, 2006 (commencement of operations) to March 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund as of March 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 19, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-
present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (51)

Year of Election or Appointment: 2007

Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present) and Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2003 or 2006

Secretary of Advisor Freedom Income (2003), Advisor Freedom 2005 (2003), Advisor Freedom 2010 (2003), Advisor Freedom 2015 (2003), Advisor Freedom 2020 (2003), Advisor Freedom 2025 (2003), Advisor Freedom 2030 (2003), Advisor Freedom 2035 (2003), Advisor Freedom 2040 (2003), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). He also serves as Secretary of other Fidelity funds; Senior Vice President (2007-present), General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President of FMR Co., Inc. (2001-2007) and FMR (1997-2007), and Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Advisor Freedom Income (2004), Advisor Freedom 2005 (2004), Advisor Freedom 2010 (2004), Advisor Freedom 2015 (2004), Advisor Freedom 2020 (2004), Advisor Freedom 2025 (2004), Advisor Freedom 2030 (2004), Advisor Freedom 2035 (2004), Advisor Freedom 2040 (2004), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Advisor Freedom Income (2004), Advisor Freedom 2005 (2004), Advisor Freedom 2010 (2004), Advisor Freedom 2015 (2004), Advisor Freedom 2020 (2004), Advisor Freedom 2025 (2004), Advisor Freedom 2030 (2004), Advisor Freedom 2035 (2004), Advisor Freedom 2040 (2004), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Institutional Class	05/05/08	05/02/08	$0.030	$0.040
Fidelity Advisor Freedom 2005 Fund
Institutional Class	05/12/08	05/09/08	$0.061	$0.180
Fidelity Advisor Freedom 2010 Fund
Institutional Class	05/12/08	05/09/08	$0.057	$0.250
Fidelity Advisor Freedom 2015 Fund
Institutional Class	05/12/08	05/09/08	$0.047	$0.280
Fidelity Advisor Freedom 2020 Fund
Institutional Class	05/12/08	05/09/08	$0.045	$0.390
Fidelity Advisor Freedom 2025 Fund
Institutional Class	05/12/08	05/09/08	$0.039	$0.370
Fidelity Advisor Freedom 2030 Fund
Institutional Class	05/12/08	05/09/08	$0.038	$0.480
Fidelity Advisor Freedom 2035 Fund
Institutional Class	05/12/08	05/09/08	$0.026	$0.430
Fidelity Advisor Freedom 2040 Fund
Institutional Class	05/12/08	05/09/08	$0.026	$0.545
Fidelity Advisor Freedom 2045 Fund
Institutional Class	05/12/08	05/09/08	$0.022	$0.240
Fidelity Advisor Freedom 2050 Fund
Institutional Class	05/12/08	05/09/08	$0.012	$0.275

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$597,303
Fidelity Advisor Freedom 2005 Fund	$2,342,427
Fidelity Advisor Freedom 2010 Fund	$15,678,789
Fidelity Advisor Freedom 2015 Fund	$21,700,188
Fidelity Advisor Freedom 2020 Fund	$48,524,712
Fidelity Advisor Freedom 2025 Fund	$26,810,755
Fidelity Advisor Freedom 2030 Fund	$41,986,299
Fidelity Advisor Freedom 2035 Fund	$18,335,043
Fidelity Advisor Freedom 2040 Fund	$33,445,948
Fidelity Advisor Freedom 2045 Fund	$2,148,220
Fidelity Advisor Freedom 2050 Fund	$2,412,514

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Institutional Class	0.918%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Institutional Class
Fidelity Advisor Freedom Income Fund
April 2007	0%
May 2007	4%
June 2007	5%
July 2007	5%
August 2007	5%
September 2007	5%
October 2007	5%
November 2007	5%
December 2007 (Ex-Date 12/01/07)	5%
December 2007 (Ex-Date 12/28/07)	5%
February 2008	2%
March 2008	2%
Fidelity Advisor Freedom 2005 Fund
May 2007	7%
December 2007	13%
Fidelity Advisor Freedom 2010 Fund
May 2007	7%
December 2007	13%
Fidelity Advisor Freedom 2015 Fund
May 2007	10%
December 2007	15%
Fidelity Advisor Freedom 2020 Fund
May 2007	14%
December 2007	19%
Fidelity Advisor Freedom 2025 Fund
May 2007	15%
December 2007	21%
Fidelity Advisor Freedom 2030 Fund
May 2007	25%
December 2007	27%
Fidelity Advisor Freedom 2035 Fund
May 2007	24%
December 2007	28%
Fidelity Advisor Freedom 2040 Fund
May 2007	26%
December 2007	28%
Fidelity Advisor Freedom 2045 Fund
May 2007	23%
December 2007	30%
Fidelity Advisor Freedom 2050 Fund
May 2007	25%
December 2007	31%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2007	5%
June 2007	6%
July 2007	6%
August 2007	6%
September 2007	6%
October 2007	6%
November 2007	6%
December 2007 (Ex-Date 12/01/07)	6%
December 2007 (Ex-Date 12/28/07)	7%
February 2008	0%
March 2008	0%
Fidelity Advisor Freedom 2005 Fund
May 2007	7%
December 2007	20%
Fidelity Advisor Freedom 2010 Fund
May 2007	7%
December 2007	20%
Fidelity Advisor Freedom 2015 Fund
May 2007	10%
December 2007	24%
Fidelity Advisor Freedom 2020 Fund
May 2007	12%
December 2007	31%
Fidelity Advisor Freedom 2025 Fund
May 2007	15%
December 2007	34%
Fidelity Advisor Freedom 2030 Fund
May 2007	20%
December 2007	44%
Fidelity Advisor Freedom 2035 Fund
May 2007	24%
December 2007	45%
Fidelity Advisor Freedom 2040 Fund
May 2007	23%
December 2007	46%
Fidelity Advisor Freedom 2045 Fund
May 2007	28%
December 2007	49%
Fidelity Advisor Freedom 2050 Fund
May 2007	28%
December 2007	53%

The funds will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)

AFFI-UANN-0508
1.792135.104

Fidelity Freedom Funds ® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Annual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2000	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Prospectus	P-1

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund®	1.41%	4.84%	4.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on March 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2000 Fund®	1.23%	5.44%	4.89%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on March 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Freedom 2005 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Fidelity Freedom 2005 Fund®	-0.17%	6.04%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2010 Fund®	0.14%	8.31%	5.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on March 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Freedom 2015 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Fidelity Freedom 2015 Fund®	-0.62%	7.01%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2020 Fund®	-1.32%	10.91%	5.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on March 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2025 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fundA
Fidelity Freedom 2025 Fund®	-2.00%	7.78%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2030 Fund®	-2.65%	12.05%	5.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on March 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2035 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Fidelity Freedom 2035 Fund®	-3.00%	8.27%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2040 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2040 Fund®	-3.29%	12.83%	1.18%

A From September 6, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund® on September 6, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2045 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Fidelity Freedom 2045 Fund®	-3.19%	4.12%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2045 Fund® on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2050 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2008	Past 1 year	Life of fund A
Fidelity Freedom 2050 Fund®	-3.53%	3.97%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2050 Fund® on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Freedom Funds®

Turmoil in the credit markets, together with concerns about slowing economic growth and rising inflation, had broad-reaching effects on capital markets around the world during the 12 months ending March 31, 2008. The Federal Reserve Board acted forcefully in an effort to contain the situation, cutting a key short-term lending rate six times by a total of three full percentage points. Despite these efforts, domestic and international equity markets both struggled, especially late in the period. In the United States, the Standard & Poor's 500SM Index fell 5.08%, the Dow Jones Wilshire 5000 Composite IndexSM was down 5.76% and the technology-heavy NASDAQ Composite® Index declined 5.23%. Overseas, the Morgan Stanley Capital InternationalSM Europe, Australasia, and Far East (MSCI® EAFE®) Index held up a little better - largely due to a favorable currency tail wind - but still dropped 2.57%. The Fed's rate cuts drove many investors toward the relative safety of U.S. government-issued debt, which in turn put selling pressure on higher-risk bond sectors. During the period, U.S. investment-grade bonds had positive results, as the Lehman Brothers® U.S. Aggregate Index gained 7.67%. Short-term assets also were strong, with the Lehman Brothers 3 Month Treasury Bill Index up 4.81%. High-yield bonds, however, suffered from the flight to quality, and the Merrill Lynch® U.S. High Yield Master II Constrained Index fell 3.28%.

The Freedom Fund's age-based Portfolios had fairly muted absolute returns for the 12-month period. (For specific performance results, please refer to the portfolio performance section of this report.) These tepid results were mostly due to the extreme volatility in the global capital markets, especially in the second half of the period, which was precipitated by the subprime-mortgage-led credit crisis. Only three of the Portfolios - the short-dated Freedom Income, Freedom 2000 and Freedom 2010 funds - managed to achieve positive returns during this time frame, and their absolute gains were quite modest. Those three short-dated Portfolios benefited from their greater exposure to the generally strong absolute returns of investment-grade bonds and short-term assets, which rose as many investors moved into less-risky asset classes during this volatile period. On a relative basis, however, our investments in the investment-grade and short-term bond categories didn't hold up as well as their individual benchmarks, the Lehman Brothers U.S. Aggregate and Lehman Brothers 3 Month T-Bill indexes, respectively, and the shorter-dated Portfolios lagged as a result. Meanwhile, the Portfolios with longer periods until their maturity dates - specifically, the Freedom 2020 through Freedom 2050 funds - outpaced their composite benchmarks. This relative outperformance came mostly because the Portfolios' underlying investments in domestic and international equities, as well as in high-yield bonds, did better than their respective benchmarks, the Dow Jones Wilshire 5000, MSCI EAFE and Merrill Lynch High Yield Constrained indexes, respectively.

Notes to shareholders: During the past year, some changes were made in the Freedom Funds' lineup of underlying funds, both in the areas of mega-cap and small-cap stocks, as well as in investment-grade bonds and short-term assets. Some small adjustments to the weightings of the underlying funds also were made as a result of these structural changes. The intent has been to allow for more-efficient management of the risk/return characteristics of the Freedom Funds. In particular, Fidelity® Growth & Income Portfolio and Fidelity Small Cap Independence Fund were replaced with two new equity offerings, launched specifically for use by asset allocation funds such as these: Fidelity 100 Index Fund, which invests in many of the market's largest and most liquid "mega-cap" stocks, an area that was previously underrepresented in the Portfolios; and Fidelity Small Cap Opportunities Fund, whose generally sector-neutral asset allocation in the small-cap space should help the Freedom Funds better manage overall sector exposure from a risk perspective. In addition, as was indicated over the past year, Fidelity made changes to the underlying funds within the investment-grade bond category. In particular, we added Fidelity Total Bond Fund and increased asset flows into Fidelity Government Income Fund. Meanwhile, in the short-term asset category, the Funds have completed the transition from Fidelity Retirement Money Market Portfolio to Fidelity Institutional Money Market Portfolio - Institutional Class, a move intended to provide a more cost-efficient alternative.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Freedom Income
Actual	$ 1,000.00	$ 983.30	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2000
Actual	$ 1,000.00	$ 975.80	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2005
Actual	$ 1,000.00	$ 943.60	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2010
Actual	$ 1,000.00	$ 943.80	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2015
Actual	$ 1,000.00	$ 933.30	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2020
Actual	$ 1,000.00	$ 916.00	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2025
Actual	$ 1,000.00	$ 909.70	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2030
Actual	$ 1,000.00	$ 893.80	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2035
Actual	$ 1,000.00	$ 890.60	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Freedom 2040
Actual	$ 1,000.00	$ 886.50	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2045
Actual	$ 1,000.00	$ 883.80	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2050
Actual	$ 1,000.00	$ 878.70	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Freedom Income	0.00%
Freedom 2000	0.00%
Freedom 2005	0.00%
Freedom 2010	0.00%
Freedom 2015	0.00%
Freedom 2020	0.00%
Freedom 2025	0.00%
Freedom 2030	0.00%
Freedom 2035	0.00%
Freedom 2040	0.00%
Freedom 2045	0.00%
Freedom 2050	0.00%

Annual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.6	2.9
Fidelity Blue Chip Growth Fund	1.0	1.8
Fidelity Disciplined Equity Fund	4.2	3.3
Fidelity Equity-Income Fund	3.9	3.2
Fidelity Growth Company Fund	2.5	2.4
Fidelity Mid-Cap Stock Fund	1.3	2.3
Fidelity OTC Portfolio	0.3	1.1
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Opportunities Fund	0.6	0.5
Fidelity Small Cap Value Fund	0.3	0.2
Fidelity Value Fund	2.2	2.2
	20.2	20.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.3
Fidelity High Income Fund	2.5	2.4
	4.9	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.1	7.6
Fidelity Intermediate Bond Fund	5.7	6.5
Fidelity Investment Grade Bond Fund	9.7	11.4
Fidelity Strategic Real Return Fund	7.1	6.8
Fidelity Total Bond Fund	4.4	2.8
	35.0	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class*	20.2	18.5
Fidelity Short-Term Bond Fund	19.7	20.2
Fidelity Retirement Money Market Portfolio	0.0	1.3
	39.9	40.0
	100.0	100.0
* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.2%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	35.0%
Short-Term Funds	39.9%

Six months ago
Domestic Equity Funds	20.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	40.0%

Expected
Domestic Equity Funds	20.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.2%
	Shares	Value
Domestic Equity Funds - 20.2%
Fidelity 100 Index Fund	9,485,461	$ 90,491,299
Fidelity Blue Chip Growth Fund	610,010	24,034,401
Fidelity Disciplined Equity Fund	4,134,990	106,848,129
Fidelity Equity-Income Fund	2,003,323	98,042,636
Fidelity Growth Company Fund	851,775	62,435,083
Fidelity Mid-Cap Stock Fund	1,298,740	32,975,008
Fidelity OTC Portfolio (a)	172,295	7,424,200
Fidelity Small Cap Growth Fund	544,287	7,271,668
Fidelity Small Cap Opportunities Fund	2,009,883	15,938,375
Fidelity Small Cap Value Fund	611,685	7,334,100
Fidelity Value Fund	832,064	56,680,219
TOTAL EQUITY FUNDS (Cost $495,360,195)		509,475,118
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	7,561,669	61,778,837
Fidelity High Income Fund	7,604,020	63,037,326
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,816,163
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Government Income Fund	19,180,408	204,271,349
Fidelity Intermediate Bond Fund	14,115,950	142,712,259
Fidelity Investment Grade Bond Fund	34,405,153	243,244,434
Fidelity Strategic Real Return Fund	17,602,692	179,899,517
Fidelity Total Bond Fund	10,842,275	111,675,437
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		881,802,996
TOTAL FIXED-INCOME FUNDS (Cost $1,009,386,761)		1,006,619,159
Short-Term Funds - 39.9%

Fidelity Institutional Money Market Portfolio Institutional Class	509,927,601	509,927,602
Fidelity Short-Term Bond Fund	59,044,822	497,157,403
TOTAL SHORT-TERM FUNDS (Cost $1,030,839,971)		1,007,085,005
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,535,586,927)		$ 2,523,179,282
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $2,535,586,927) - See accompanying schedule		$ 2,523,179,282
Cash		911
Receivable for investments sold		11,142,101
Receivable for fund shares sold		6,527,452
Total assets		2,540,849,746

Liabilities
Payable for investments purchased	$ 18,968
Payable for fund shares redeemed	17,654,857
Total liabilities		17,673,825

Net Assets		$ 2,523,175,921
Net Assets consist of:
Paid in capital		$ 2,504,896,536
Undistributed net investment income		9,035,383
Accumulated undistributed net realized gain (loss) on investments		21,651,647
Net unrealized appreciation (depreciation) on investments		(12,407,645)
Net Assets, for 225,412,339 shares outstanding		$ 2,523,175,921
Net Asset Value, offering price and redemption price per share ($2,523,175,921 ÷ 225,412,339 shares)		$ 11.19

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 100,864,426
Interest		455
Total income		100,864,881

Expenses
Independent trustees' compensation	$ 9,423
Total expenses before reductions	9,423
Expense reductions	(9,423)	-
Net investment income (loss)		100,864,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities:
Unaffiliated issuers	(468,858)
Sales of underlying affiliated fund shares	14,973,602
Capital gain distributions from underlying funds	27,705,750	42,210,494
Change in net unrealized appreciation (depreciation) on underlying funds		(108,292,381)
Net gain (loss)		(66,081,887)
Net increase (decrease) in net assets resulting from operations		$ 34,782,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,864,881	$ 84,760,469
Net realized gain (loss)	42,210,494	32,141,273
Change in net unrealized appreciation (depreciation)	(108,292,381)	24,044,262
Net increase (decrease) in net assets resulting from operations	34,782,994	140,946,004
Distributions to shareholders from net investment income	(100,493,066)	(84,752,207)
Distributions to shareholders from net realized gain	(36,169,480)	(23,141,560)
Total distributions	(136,662,546)	(107,893,767)
Share transactions Proceeds from sales of shares	1,126,940,843	812,741,404
Reinvestment of distributions	135,207,956	106,754,869
Cost of shares redeemed	(1,013,370,607)	(708,302,045)
Net increase (decrease) in net assets resulting from share transactions	248,778,192	211,194,228
Total increase (decrease) in net assets	146,898,640	244,246,465

Net Assets
Beginning of period	2,376,277,281	2,132,030,816
End of period (including undistributed net investment income of $9,035,383 and undistributed net investment income of $8,663,568, respectively)	$ 2,523,175,921	$ 2,376,277,281
Other Information Shares
Sold	97,663,304	70,682,404
Issued in reinvestment of distributions	11,693,139	9,296,641
Redeemed	(87,782,371)	(61,664,856)
Net increase (decrease)	21,574,072	18,314,189

Financial Highlights

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.49	$ 11.20	$ 11.24	$ 10.59
Income from Investment Operations
Net investment income (loss) B	.47	.44	.35	.22	.18
Net realized and unrealized gain (loss)	(.30)	.29	.28	(.01)	.75
Total from investment operations	.17	.73	.63	.21	.93
Distributions from net investment income	(.47)	(.44)	(.31)	(.23)	(.22)
Distributions from net realized gain	(.17)	(.12)	(.03)	(.02)	(.06)
Total distributions	(.64)	(.56)	(.34)	(.25)	(.28)
Net asset value, end of period	$ 11.19	$ 11.66	$ 11.49	$ 11.20	$ 11.24
Total Return A	1.41%	6.54%	5.71%	1.86%	8.87%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	4.06%	3.81%	3.07%	1.97%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,523,176	$ 2,376,277	$ 2,132,031	$ 1,944,903	$ 1,753,286
Portfolio turnover rate	33%	26%	18%	7%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.2	4.0
Fidelity Blue Chip Growth Fund	1.1	2.4
Fidelity Disciplined Equity Fund	5.0	4.4
Fidelity Equity-Income Fund	4.6	4.3
Fidelity Growth Company Fund	3.0	3.2
Fidelity Mid-Cap Stock Fund	1.8	3.0
Fidelity OTC Portfolio	0.3	1.4
Fidelity Small Cap Growth Fund	0.4	0.3
Fidelity Small Cap Opportunities Fund	0.7	0.7
Fidelity Small Cap Value Fund	0.4	0.3
Fidelity Value Fund	2.8	2.8
	24.3	26.8
International Equity Funds
Fidelity Diversified International Fund	0.1	0.2
Fidelity Europe Fund	0.2	0.3
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.1	0.2
Fidelity Southeast Asia Fund	0.0**	0.0**
	0.5	0.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.3
Fidelity High Income Fund	2.5	2.4
	4.9	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.4	6.8
Fidelity Intermediate Bond Fund	5.0	5.5
Fidelity Investment Grade Bond Fund	8.5	9.8
Fidelity Strategic Real Return Fund	6.4	6.0
Fidelity Total Bond Fund	4.3	1.9
	31.6	30.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class*	19.6	17.7
Fidelity Retirement Money Market Portfolio	0.0	1.3
Fidelity Short-Term Bond Fund	19.1	18.7
	38.7	37.7
	100.0	100.0
* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.
** Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	24.3%
International Equity Funds	0.5%
Investment Grade Fixed-Income Funds	31.6%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	38.7%

Six months ago
Domestic Equity Funds	26.8%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	30.0%
High Yield Fixed-Income Funds	4.7%
Short-Term Funds	37.7%

Expected
Domestic Equity Funds	23.4%
International Equity Funds	0.2%
Investment Grade Fixed-Income Funds	32.1%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	39.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 24.8%
	Shares	Value
Domestic Equity Funds - 24.3%
Fidelity 100 Index Fund	7,777,623	$ 74,198,528
Fidelity Blue Chip Growth Fund	480,608	18,935,963
Fidelity Disciplined Equity Fund	3,463,971	89,509,004
Fidelity Equity-Income Fund	1,674,605	81,955,177
Fidelity Growth Company Fund	740,839	54,303,484
Fidelity Mid-Cap Stock Fund	1,295,372	32,889,496
Fidelity OTC Portfolio (a)	131,737	5,676,559
Fidelity Small Cap Growth Fund	482,005	6,439,581
Fidelity Small Cap Opportunities Fund	1,693,104	13,426,315
Fidelity Small Cap Value Fund	541,835	6,496,606
Fidelity Value Fund	720,996	49,114,220
TOTAL DOMESTIC EQUITY FUNDS		432,944,933
International Equity Funds - 0.5%
Fidelity Diversified International Fund	66,061	2,382,143
Fidelity Europe Fund	71,824	2,738,645
Fidelity Japan Fund	78,717	1,029,612
Fidelity Overseas Fund	54,836	2,346,426
Fidelity Southeast Asia Fund	10,232	331,197
TOTAL INTERNATIONAL EQUITY FUNDS		8,828,023
TOTAL EQUITY FUNDS (Cost $430,977,894)		441,772,956
Fixed-Income Funds - 36.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	5,344,235	43,662,401
Fidelity High Income Fund	5,353,403	44,379,708
TOTAL HIGH YIELD FIXED-INCOME FUNDS		88,042,109
Investment Grade Fixed-Income Funds - 31.6%
Fidelity Government Income Fund	12,390,859	131,962,653
Fidelity Intermediate Bond Fund	8,751,178	88,474,406
Fidelity Investment Grade Bond Fund	21,526,781	152,194,341
Fidelity Strategic Real Return Fund	11,129,553	113,744,036
Fidelity Total Bond Fund	7,413,578	76,359,848
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		562,735,284
TOTAL FIXED-INCOME FUNDS (Cost $646,073,191)		650,777,393
Short-Term Funds - 38.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	347,907,428	$ 347,907,429
Fidelity Short-Term Bond Fund	40,421,003	340,344,847
TOTAL SHORT-TERM FUNDS (Cost $703,949,025)		688,252,276
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,781,000,110)		$ 1,780,802,625
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $1,781,000,110) - See accompanying schedule		$ 1,780,802,625
Cash		6
Receivable for investments sold		299,172
Receivable for fund shares sold		3,764,128
Total assets		1,784,865,931

Liabilities
Payable for investments purchased	$ 105
Payable for fund shares redeemed	4,063,035
Total liabilities		4,063,140

Net Assets		$ 1,780,802,791
Net Assets consist of:
Paid in capital		$ 1,744,570,320
Undistributed net investment income		13,282,307
Accumulated undistributed net realized gain (loss) on investments		23,147,649
Net unrealized appreciation (depreciation) on investments		(197,485)
Net Assets, for 147,436,812 shares outstanding		$ 1,780,802,791
Net Asset Value, offering price and redemption price per share ($1,780,802,791 ÷ 147,436,812 shares)		$ 12.08

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 66,728,906
Interest		571
Total income		66,729,477

Expenses
Independent trustees' compensation	$ 6,653
Total expenses before reductions	6,653
Expense reductions	(6,653)	-
Net investment income (loss)		66,729,477
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment Securities:
Unaffiliated issuers	(631,061)
Sale of underlying affiliated fund shares	18,744,911
Capital gain distributions from underlying funds	25,026,595	43,140,445
Change in net unrealized appreciation (depreciation) on underlying funds		(88,673,223)
Net gain (loss)		(45,532,778)
Net increase (decrease) in net assets resulting from operations		$ 21,196,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,729,477	$ 56,704,348
Net realized gain (loss)	43,140,445	31,375,770
Change in net unrealized appreciation (depreciation)	(88,673,223)	16,054,294
Net increase (decrease) in net assets resulting from operations	21,196,699	104,134,412
Distributions to shareholders from net investment income	(66,254,619)	(54,996,316)
Distributions to shareholders from net realized gain	(36,928,125)	(17,909,527)
Total distributions	(103,182,744)	(72,905,843)
Share transactions Proceeds from sales of shares	659,430,862	453,634,213
Reinvestment of distributions	102,655,686	72,600,661
Cost of shares redeemed	(593,675,005)	(464,213,365)
Net increase (decrease) in net assets resulting from share transactions	168,411,543	62,021,509
Total increase (decrease) in net assets	86,425,498	93,250,078

Net Assets
Beginning of period	1,694,377,293	1,601,127,215
End of period (including undistributed net investment income of $13,282,307 and undistributed net investment income of $12,924,924, respectively)	$ 1,780,802,791	$ 1,694,377,293
Other Information Shares
Sold	52,533,693	36,227,381
Issued in reinvestment of distributions	8,231,093	5,832,782
Redeemed	(47,195,509)	(37,260,092)
Net increase (decrease)	13,569,277	4,800,071

Financial Highlights

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 12.41	$ 12.00	$ 11.97	$ 11.01
Income from Investment Operations
Net investment income (loss) B	.48	.44	.36	.24	.21
Net realized and unrealized gain (loss)	(.31)	.38	.40	.02	.99
Total from investment operations	.17	.82	.76	.26	1.20
Distributions from net investment income	(.48)	(.43)	(.33)	(.23)	(.24)
Distributions from net realized gain	(.27)	(.14)	(.02)	-	-
Total distributions	(.75)	(.57)	(.35)	(.23)	(.24)
Net asset value, end of period	$ 12.08	$ 12.66	$ 12.41	$ 12.00	$ 11.97
Total Return A	1.23%	6.72%	6.40%	2.18%	10.97%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	3.80%	3.54%	2.98%	2.02%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,780,803	$ 1,694,377	$ 1,601,127	$ 1,575,894	$ 1,592,068
Portfolio turnover rate	36%	34%	20%	11%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.4	6.0
Fidelity Blue Chip Growth Fund	2.0	3.6
Fidelity Disciplined Equity Fund	7.7	6.4
Fidelity Equity-Income Fund	7.1	6.4
Fidelity Growth Company Fund	4.6	4.7
Fidelity Mid-Cap Stock Fund	3.2	4.5
Fidelity OTC Portfolio	1.1	2.1
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Opportunities Fund	1.1	1.0
Fidelity Small Cap Value Fund	0.6	0.5
Fidelity Value Fund	4.5	4.3
	38.8	40.0
International Equity Funds
Fidelity Diversified International Fund	2.4	2.4
Fidelity Europe Fund	3.0	3.2
Fidelity Japan Fund	0.9	0.9
Fidelity Overseas Fund	2.4	2.5
Fidelity Southeast Asia Fund	0.4	0.6
	9.1	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.4
Fidelity High Income Fund	2.5	2.3
	5.0	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.7	7.0
Fidelity Intermediate Bond Fund	5.1	5.8
Fidelity Investment Grade Bond Fund	8.8	10.0
Fidelity Strategic Real Return Fund	7.0	6.6
Fidelity Total Bond Fund	5.9	4.8
	34.5	34.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class*	6.1	4.0
Fidelity Retirement Money Market Portfolio	0.0	1.1
Fidelity Short-Term Bond Fund	6.5	6.4
	12.6	11.5
	100.0	100.0
* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.8%
International Equity Funds	9.1%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	12.6%

Six months ago
Domestic Equity Funds	40.0%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	34.2%
High Yield Fixed-Income Funds	4.7%
Short-Term Funds	11.5%

Expected
Domestic Equity Funds	38.7%
International Equity Funds	8.6%
Investment Grade Fixed-Income Funds	33.6%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	14.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.9%
	Shares	Value
Domestic Equity Funds - 38.8%
Fidelity 100 Index Fund	7,023,851	$ 67,007,539
Fidelity Blue Chip Growth Fund	547,005	21,552,014
Fidelity Disciplined Equity Fund	3,130,240	80,885,392
Fidelity Equity-Income Fund	1,536,311	75,187,084
Fidelity Growth Company Fund	664,107	48,679,019
Fidelity Mid-Cap Stock Fund	1,317,612	33,454,178
Fidelity OTC Portfolio (a)	271,116	11,682,407
Fidelity Small Cap Growth Fund	428,597	5,726,061
Fidelity Small Cap Opportunities Fund	1,425,321	11,302,797
Fidelity Small Cap Value Fund	486,036	5,827,570
Fidelity Value Fund	687,143	46,808,148
TOTAL DOMESTIC EQUITY FUNDS		408,112,209
International Equity Funds - 9.1%
Fidelity Diversified International Fund	709,754	25,593,713
Fidelity Europe Fund	836,186	31,883,775
Fidelity Japan Fund	701,050	9,169,740
Fidelity Overseas Fund	586,310	25,088,190
Fidelity Southeast Asia Fund	126,957	4,109,602
TOTAL INTERNATIONAL EQUITY FUNDS		95,845,020
TOTAL EQUITY FUNDS (Cost $532,539,590)		503,957,229
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	3,169,317	25,893,318
Fidelity High Income Fund	3,211,038	26,619,509
TOTAL HIGH YIELD FIXED-INCOME FUNDS		52,512,827
Investment Grade Fixed-Income Funds - 34.5%
Fidelity Government Income Fund	7,619,502	81,147,698
Fidelity Intermediate Bond Fund	5,269,499	53,274,633
Fidelity Investment Grade Bond Fund	13,037,905	92,177,989
Fidelity Strategic Real Return Fund	7,217,119	73,758,956
Fidelity Total Bond Fund	6,020,171	62,007,765
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		362,367,041
TOTAL FIXED-INCOME FUNDS (Cost $419,029,826)		414,879,868
Short-Term Funds - 12.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	64,486,663	$ 64,486,663
Fidelity Short-Term Bond Fund	8,121,088	68,379,559
TOTAL SHORT-TERM FUNDS (Cost $135,914,742)		132,866,222
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,087,484,158)		$ 1,051,703,319
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $1,087,484,158) - See accompanying schedule		$ 1,051,703,319
Cash		6
Receivable for investments sold		9,665
Receivable for fund shares sold		6,295,555
Total assets		1,058,008,545

Liabilities
Payable for investments purchased	$ 5,214,141
Payable for fund shares redeemed	1,091,433
Total liabilities		6,305,574

Net Assets		$ 1,051,702,971
Net Assets consist of:
Paid in capital		$ 1,061,618,510
Undistributed net investment income		5,877,684
Accumulated undistributed net realized gain (loss) on investments		19,987,616
Net unrealized appreciation (depreciation) on investments		(35,780,839)
Net Assets, for 93,961,274 shares outstanding		$ 1,051,702,971
Net Asset Value, offering price and redemption price per share ($1,051,702,971 ÷ 93,961,274 shares)		$ 11.19

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 29,238,401
Interest		579
Total income		29,238,980

Expenses
Independent trustees' compensation	$ 3,726
Total expenses before reductions	3,726
Expense reductions	(3,726)	-
Net investment income (loss)		29,238,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities:
Unaffiliated issuers	(688,262)
Sale of underlying affiliated fund shares	3,826,381
Capital gain distributions from underlying funds	29,499,115	32,637,234
Change in net unrealized appreciation (depreciation) on underlying funds		(69,852,937)
Net gain (loss)		(37,215,703)
Net increase (decrease) in net assets resulting from operations		$ (7,976,723)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,238,980	$ 18,028,627
Net realized gain (loss)	32,637,234	23,604,455
Change in net unrealized appreciation (depreciation)	(69,852,937)	13,508,627
Net increase (decrease) in net assets resulting from operations	(7,976,723)	55,141,709
Distributions to shareholders from net investment income	(27,518,399)	(16,755,724)
Distributions to shareholders from net realized gain	(27,410,356)	(13,457,462)
Total distributions	(54,928,755)	(30,213,186)
Share transactions Proceeds from sales of shares	591,090,786	528,505,086
Reinvestment of distributions	54,688,680	30,106,759
Cost of shares redeemed	(398,488,544)	(246,438,574)
Net increase (decrease) in net assets resulting from share transactions	247,290,922	312,173,271
Total increase (decrease) in net assets	184,385,444	337,101,794

Net Assets
Beginning of period	867,317,527	530,215,733
End of period (including undistributed net investment income of $5,877,684 and undistributed net investment income of $4,157,103, respectively)	$ 1,051,702,971	$ 867,317,527
Other Information Shares
Sold	49,764,623	45,768,587
Issued in reinvestment of distributions	4,605,980	2,597,062
Redeemed	(33,684,559)	(21,421,023)
Net increase (decrease)	20,686,044	26,944,626

Financial Highlights

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.44	$ 10.67	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.35	.31	.28	.23	.08
Net realized and unrealized gain (loss)	(.34)	.62	.78	.13	.44
Total from investment operations	.01	.93	1.06	.36	.52
Distributions from net investment income	(.32)	(.29)	(.21)	(.16)	(.04)
Distributions from net realized gain	(.34)	(.24)	(.08)	(.01)	-
Total distributions	(.66)	(.53)	(.29)	(.17)	(.04)
Net asset value, end of period	$ 11.19	$ 11.84	$ 11.44	$ 10.67	$ 10.48
Total Return B, C	(.17)%	8.27%	10.05%	3.44%	5.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.94%	2.70%	2.55%	2.18%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,051,703	$ 867,318	$ 530,216	$ 228,244	$ 36,483
Portfolio turnover rate	31%	12%	4%	7%	22% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.5	6.2
Fidelity Blue Chip Growth Fund	1.7	4.0
Fidelity Disciplined Equity Fund	7.9	6.6
Fidelity Equity-Income Fund	7.3	6.5
Fidelity Growth Company Fund	4.7	4.9
Fidelity Mid-Cap Stock Fund	3.3	4.6
Fidelity OTC Portfolio	1.0	2.5
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Opportunities Fund	1.0	1.0
Fidelity Small Cap Value Fund	0.5	0.5
Fidelity Value Fund	4.3	4.3
	39.7	41.6
International Equity Funds
Fidelity Diversified International Fund	2.6	2.6
Fidelity Europe Fund	3.4	3.6
Fidelity Japan Fund	0.9	0.9
Fidelity Overseas Fund	2.6	2.7
Fidelity Southeast Asia Fund	0.4	0.7
	9.9	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.3
Fidelity High Income Fund	2.6	2.3
	5.1	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.2
Fidelity Intermediate Bond Fund	5.3	6.2
Fidelity Investment Grade Bond Fund	9.4	10.7
Fidelity Strategic Real Return Fund	7.3	6.5
Fidelity Total Bond Fund	5.5	3.2
	35.1	33.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class*	5.1	4.4
Fidelity Retirement Money Market Portfolio	0.0	0.1
Fidelity Short-Term Bond Fund	5.1	5.0
	10.2	9.5
	100.0	100.0
* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.7%
International Equity Funds	9.9%
Investment Grade Fixed-Income Funds	35.1%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	41.6%
International Equity Funds	10.5%
Investment Grade Fixed-Income Funds	33.8%
High Yield Fixed-Income Funds	4.6%
Short-Term Funds	9.5%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	34.8%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 39.7%
Fidelity 100 Index Fund	108,988,271	$ 1,039,748,106
Fidelity Blue Chip Growth Fund	5,978,193	235,540,824
Fidelity Disciplined Equity Fund	42,710,952	1,103,650,994
Fidelity Equity-Income Fund	20,729,352	1,014,494,483
Fidelity Growth Company Fund	8,870,014	650,172,059
Fidelity Mid-Cap Stock Fund	18,172,447	461,398,423
Fidelity OTC Portfolio (a)	3,155,567	135,973,397
Fidelity Small Cap Growth Fund	5,420,887	72,423,044
Fidelity Small Cap Opportunities Fund	17,647,864	139,947,565
Fidelity Small Cap Value Fund	5,905,912	70,811,891
Fidelity Value Fund	8,777,837	597,946,281
TOTAL DOMESTIC EQUITY FUNDS		5,522,107,067
International Equity Funds - 9.9%
Fidelity Diversified International Fund	10,215,151	368,358,359
Fidelity Europe Fund	12,401,915	472,885,030
Fidelity Japan Fund	9,243,688	120,907,445
Fidelity Overseas Fund	8,391,219	359,060,282
Fidelity Southeast Asia Fund	1,685,911	54,572,954
TOTAL INTERNATIONAL EQUITY FUNDS		1,375,784,070
TOTAL EQUITY FUNDS (Cost $6,772,317,231)		6,897,891,137
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	42,565,214	347,757,801
Fidelity High Income Fund	43,189,989	358,045,013
TOTAL HIGH YIELD FIXED-INCOME FUNDS		705,802,814
Investment Grade Fixed-Income Funds - 35.1%
Fidelity Government Income Fund	98,511,407	1,049,146,480
Fidelity Intermediate Bond Fund	73,244,641	740,503,323
Fidelity Investment Grade Bond Fund	184,954,425	1,307,627,784
Fidelity Strategic Real Return Fund	99,210,827	1,013,934,655
Fidelity Total Bond Fund	74,419,965	766,525,635
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,877,737,877
TOTAL FIXED-INCOME FUNDS (Cost $5,564,740,288)		5,583,540,691
Short-Term Funds - 10.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	708,825,946	$ 708,825,946
Fidelity Short-Term Bond Fund	84,716,315	713,311,370
TOTAL SHORT-TERM FUNDS (Cost $1,456,072,952)		1,422,137,316
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $13,793,130,471)		$ 13,903,569,144
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $13,793,130,471) - See accompanying schedule		$ 13,903,569,144
Cash		12
Receivable for investments sold		12,839,915
Receivable for fund shares sold		51,016,061
Total assets		13,967,425,132

Liabilities
Payable for investments purchased	$ 6,330
Payable for fund shares redeemed	63,864,574
Total liabilities		63,870,904

Net Assets		$ 13,903,554,228
Net Assets consist of:
Paid in capital		$ 13,390,672,095
Undistributed net investment income		71,864,200
Accumulated undistributed net realized gain (loss) on investments		330,579,260
Net unrealized appreciation (depreciation) on investments		110,438,673
Net Assets, for 987,918,835 shares outstanding		$ 13,903,554,228
Net Asset Value, offering price and redemption price per share ($13,903,554,228 ÷ 987,918,835 shares)		$ 14.07

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 402,866,026
Interest		8,777
Total income		402,874,803

Expenses
Independent trustees' compensation	$ 53,237
Interest	714
Total expenses before reductions	53,951
Expense reductions	(53,951)	-
Net investment income (loss)		402,874,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities:
Unaffiliated issuers	(10,145,745)
Sale of underlying affiliated fund shares	76,659,655
Capital gain distributions from underlying funds	430,169,153	496,683,063
Change in net unrealized appreciation (depreciation) on underlying funds		(903,941,278)
Net gain (loss)		(407,258,215)
Net increase (decrease) in net assets resulting from operations		$ (4,383,412)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 402,874,803	$ 308,721,935
Net realized gain (loss)	496,683,063	472,521,900
Change in net unrealized appreciation (depreciation)	(903,941,278)	157,025,735
Net increase (decrease) in net assets resulting from operations	(4,383,412)	938,269,570
Distributions to shareholders from net investment income	(388,589,230)	(302,539,526)
Distributions to shareholders from net realized gain	(429,676,712)	(291,361,878)
Total distributions	(818,265,942)	(593,901,404)
Share transactions Proceeds from sales of shares	5,024,645,662	3,957,458,496
Reinvestment of distributions	815,754,699	592,129,488
Cost of shares redeemed	(4,217,097,028)	(2,480,326,685)
Net increase (decrease) in net assets resulting from share transactions	1,623,303,333	2,069,261,299
Total increase (decrease) in net assets	800,653,979	2,413,629,465

Net Assets
Beginning of period	13,102,900,249	10,689,270,784
End of period (including undistributed net investment income of $71,864,200 and undistributed net investment income of $61,329,095, respectively)	$ 13,903,554,228	$ 13,102,900,249
Other Information Shares
Sold	336,981,437	271,963,827
Issued in reinvestment of distributions	54,630,900	40,541,770
Redeemed	(283,585,248)	(171,064,092)
Net increase (decrease)	108,027,089	141,441,505

Financial Highlights

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 14.89	$ 14.48	$ 13.45	$ 13.31	$ 11.40
Income from Investment Operations
Net investment income (loss) B	.43	.39	.35	.28	.26
Net realized and unrealized gain (loss)	(.37)	.77	1.05	.20	2.02
Total from investment operations	.06	1.16	1.40	.48	2.28
Distributions from net investment income	(.41)	(.38)	(.30)	(.29)	(.28)
Distributions from net realized gain	(.47)	(.37)	(.07)	(.05)	(.09)
Total distributions	(.88)	(.75)	(.37)	(.34)	(.37)
Net asset value, end of period	$ 14.07	$ 14.89	$ 14.48	$ 13.45	$ 13.31
Total Return A	.14%	8.17%	10.54%	3.59%	20.15%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	2.86%	2.67%	2.48%	2.11%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,903,554	$ 13,102,900	$ 10,689,271	$ 8,693,512	$ 7,387,863
Portfolio turnover rate	34%	12%	8%	1%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.3	6.6
Fidelity Blue Chip Growth Fund	2.2	4.0
Fidelity Disciplined Equity Fund	8.6	7.3
Fidelity Equity-Income Fund	8.0	7.2
Fidelity Growth Company Fund	5.3	5.3
Fidelity Mid-Cap Stock Fund	3.7	5.1
Fidelity OTC Portfolio	1.3	2.4
Fidelity Small Cap Growth Fund	0.6	0.6
Fidelity Small Cap Opportunities Fund	1.2	1.1
Fidelity Small Cap Value Fund	0.7	0.5
Fidelity Value Fund	5.0	4.9
	42.9	45.0
International Equity Funds
Fidelity Diversified International Fund	3.2	2.8
Fidelity Europe Fund	3.6	3.9
Fidelity Japan Fund	1.0	1.1
Fidelity Overseas Fund	3.2	2.9
Fidelity Southeast Asia Fund	0.4	0.7
	11.4	11.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity High Income Fund	2.9	2.8
	5.7	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	6.3
Fidelity Intermediate Bond Fund	4.2	4.9
Fidelity Investment Grade Bond Fund	7.4	8.5
Fidelity Strategic Real Return Fund	6.7	6.2
Fidelity Total Bond Fund	7.7	6.1
	33.2	32.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class*	3.3	2.3
Fidelity Retirement Money Market Portfolio	0.0	0.1
Fidelity Short-Term Bond Fund	3.5	3.6
	6.8	6.0
	100.0	100.0
* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.9%
International Equity Funds	11.4%
Investment Grade Fixed-Income Funds	33.2%
High Yield Fixed-Income Funds	5.7%
Short-Term Funds	6.8%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	11.4%
Investment Grade Fixed-Income Funds	32.0%
High Yield Fixed-Income Funds	5.6%
Short-Term Funds	6.0%

Expected
Domestic Equity Funds	42.9%
International Equity Funds	10.7%
Investment Grade Fixed-Income Funds	33.2%
High Yield Fixed-Income Funds	5.5%
Short-Term Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 42.9%
Fidelity 100 Index Fund	46,642,669	$ 444,971,059
Fidelity Blue Chip Growth Fund	3,999,961	157,598,447
Fidelity Disciplined Equity Fund	23,739,658	613,432,755
Fidelity Equity-Income Fund	11,691,286	572,171,545
Fidelity Growth Company Fund	5,158,634	378,127,906
Fidelity Mid-Cap Stock Fund	10,327,782	262,222,378
Fidelity OTC Portfolio (a)	2,152,763	92,762,558
Fidelity Small Cap Growth Fund	3,405,983	45,503,937
Fidelity Small Cap Opportunities Fund	10,804,259	85,677,771
Fidelity Small Cap Value Fund	3,819,252	45,792,834
Fidelity Value Fund	5,200,151	354,234,287
TOTAL DOMESTIC EQUITY FUNDS		3,052,495,477
International Equity Funds - 11.4%
Fidelity Diversified International Fund	6,346,935	228,870,476
Fidelity Europe Fund	6,652,857	253,673,439
Fidelity Japan Fund	5,564,778	72,787,301
Fidelity Overseas Fund	5,252,933	224,773,010
Fidelity Southeast Asia Fund	1,005,120	32,535,731
TOTAL INTERNATIONAL EQUITY FUNDS		812,639,957
TOTAL EQUITY FUNDS (Cost $4,127,860,584)		3,865,135,434
Fixed-Income Funds - 38.9%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	24,315,643	198,658,803
Fidelity High Income Fund	24,544,192	203,471,355
TOTAL HIGH YIELD FIXED-INCOME FUNDS		402,130,158
Investment Grade Fixed-Income Funds - 33.2%
Fidelity Government Income Fund	48,402,975	515,491,688
Fidelity Intermediate Bond Fund	29,758,320	300,856,617
Fidelity Investment Grade Bond Fund	74,549,161	527,062,569
Fidelity Strategic Real Return Fund	46,451,440	474,733,716
Fidelity Total Bond Fund	52,890,415	544,771,274
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,362,915,864
TOTAL FIXED-INCOME FUNDS (Cost $2,793,631,391)		2,765,046,022
Short-Term Funds - 6.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	235,765,908	$ 235,765,908
Fidelity Short-Term Bond Fund	29,777,156	250,723,651
TOTAL SHORT-TERM FUNDS (Cost $496,589,019)		486,489,559
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,418,080,994)		$ 7,116,671,015
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $7,418,080,994) - See accompanying schedule		$ 7,116,671,015
Cash		27
Receivable for investments sold		63,585
Receivable for fund shares sold		86,293,488
Total assets		7,203,028,115

Liabilities
Payable for investments purchased	$ 78,046,229
Payable for fund shares redeemed	8,311,332
Total liabilities		86,357,561

Net Assets		$ 7,116,670,554
Net Assets consist of:
Paid in capital		$ 7,229,445,717
Undistributed net investment income		32,480,915
Accumulated undistributed net realized gain (loss) on investments		156,153,901
Net unrealized appreciation (depreciation) on investments		(301,409,979)
Net Assets, for 606,668,615 shares outstanding		$ 7,116,670,554
Net Asset Value, offering price and redemption price per share ($7,116,670,554 ÷ 606,668,615 shares)		$ 11.73

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 168,349,727
Interest		3,945
Total income		168,353,672

Expenses
Independent trustees' compensation	$ 23,262
Total expenses before reductions	23,262
Expense reductions	(23,262)	-
Net investment income (loss)		168,353,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities:
Unaffiliated issuers	(4,700,307)
Sale of underlying affiliated fund shares	22,191,822
Capital gain distributions from underlying funds	215,847,590	233,339,105
Change in net unrealized appreciation (depreciation) on underlying funds		(516,277,194)
Net gain (loss)		(282,938,089)
Net increase (decrease) in net assets resulting from operations		$ (114,584,417)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 168,353,672	$ 87,537,832
Net realized gain (loss)	233,339,105	162,779,823
Change in net unrealized appreciation (depreciation)	(516,277,194)	81,827,379
Net increase (decrease) in net assets resulting from operations	(114,584,417)	332,145,034
Distributions to shareholders from net investment income	(156,659,940)	(75,158,276)
Distributions to shareholders from net realized gain	(178,364,264)	(92,481,994)
Total distributions	(335,024,204)	(167,640,270)
Share transactions Proceeds from sales of shares	3,658,722,093	2,767,201,544
Reinvestment of distributions	334,395,215	167,397,718
Cost of shares redeemed	(1,525,352,165)	(678,368,546)
Net increase (decrease) in net assets resulting from share transactions	2,467,765,143	2,256,230,716
Total increase (decrease) in net assets	2,018,156,522	2,420,735,480

Net Assets
Beginning of period	5,098,514,032	2,677,778,552
End of period (including undistributed net investment income of $32,480,915 and undistributed net investment income of $20,787,184, respectively)	$ 7,116,670,554	$ 5,098,514,032
Other Information Shares
Sold	292,953,098	228,576,379
Issued in reinvestment of distributions	26,634,167	13,740,481
Redeemed	(122,531,666)	(56,277,175)
Net increase (decrease)	197,055,599	186,039,685

Financial Highlights

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.98	$ 10.87	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.34	.29	.25	.21	.07
Net realized and unrealized gain (loss)	(.38)	.72	1.13	.25	.54
Total from investment operations	(.04)	1.01	1.38	.46	.61
Distributions from net investment income	(.30)	(.23)	(.19)	(.14)	(.04)
Distributions from net realized gain	(.38)	(.31)	(.08)	(.02)	-
Total distributions	(.68)	(.54)	(.27)	(.16)	(.04)
Net asset value, end of period	$ 11.73	$ 12.45	$ 11.98	$ 10.87	$ 10.57
Total Return B, C	(.62)%	8.58%	12.83%	4.30%	6.11%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.68%	2.37%	2.20%	2.01%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,116,671	$ 5,098,514	$ 2,677,779	$ 912,493	$ 114,335
Portfolio turnover rate	24%	4%	1%	0%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	9.2	8.4
Fidelity Blue Chip Growth Fund	2.6	5.2
Fidelity Disciplined Equity Fund	10.1	8.7
Fidelity Equity-Income Fund	9.4	8.6
Fidelity Growth Company Fund	6.4	6.5
Fidelity Mid-Cap Stock Fund	4.7	6.2
Fidelity OTC Portfolio	1.5	3.2
Fidelity Small Cap Growth Fund	0.7	0.7
Fidelity Small Cap Opportunities Fund	1.4	1.4
Fidelity Small Cap Value Fund	0.7	0.6
Fidelity Value Fund	5.9	5.8
	52.6	55.3
International Equity Funds
Fidelity Diversified International Fund	3.7	3.4
Fidelity Europe Fund	4.6	4.7
Fidelity Japan Fund	1.2	1.3
Fidelity Overseas Fund	3.6	3.5
Fidelity Southeast Asia Fund	0.5	0.9
	13.6	13.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.5
Fidelity High Income Fund	3.9	3.4
	7.6	6.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	4.9
Fidelity Intermediate Bond Fund	3.9	4.1
Fidelity Investment Grade Bond Fund	6.8	7.1
Fidelity Strategic Real Return Fund	5.2	4.5
Fidelity Total Bond Fund	4.2	3.0
	25.6	23.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class*	0.2	0.2
Fidelity Retirement Money Market Portfolio	0.0	0.0 **
Fidelity Short-Term Bond Fund	0.4	0.2
	0.6	0.4
	100.0	100.0
* Class I shares of Fidelity Institutional Money Market Portfolio converted to Institutional Class shares during the period.
** Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.6%
International Equity Funds	13.6%
Investment Grade Fixed-Income Funds	25.6%
High Yield Fixed-Income Funds	7.6%
Short-Term Funds	0.6%

Six months ago
Domestic Equity Funds	55.3%
International Equity Funds	13.8%
Investment Grade Fixed-Income Funds	23.6%
High Yield Fixed-Income Funds	6.9%
Short-Term Funds	0.4%

Expected
Domestic Equity Funds	52.9%
International Equity Funds	13.2%
Investment Grade Fixed-Income Funds	25.5%
High Yield Fixed-Income Funds	7.3%
Short-Term Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.2%
	Shares	Value
Domestic Equity Funds - 52.6%
Fidelity 100 Index Fund	193,693,181	$ 1,847,832,945
Fidelity Blue Chip Growth Fund	13,009,428	512,571,459
Fidelity Disciplined Equity Fund	78,333,690	2,024,142,540
Fidelity Equity-Income Fund	38,335,481	1,876,138,430
Fidelity Growth Company Fund	17,438,834	1,278,266,496
Fidelity Mid-Cap Stock Fund	37,159,917	943,490,292
Fidelity OTC Portfolio (a)	7,104,759	306,144,060
Fidelity Small Cap Growth Fund	10,695,471	142,891,489
Fidelity Small Cap Opportunities Fund	34,424,981	272,990,098
Fidelity Small Cap Value Fund	11,687,508	140,133,217
Fidelity Value Fund	17,466,895	1,189,844,872
TOTAL DOMESTIC EQUITY FUNDS		10,534,445,898
International Equity Funds - 13.6%
Fidelity Diversified International Fund	20,520,938	739,985,007
Fidelity Europe Fund	24,051,669	917,090,128
Fidelity Japan Fund	18,101,389	236,766,170
Fidelity Overseas Fund	16,961,651	725,789,065
Fidelity Southeast Asia Fund	3,393,359	109,843,025
TOTAL INTERNATIONAL EQUITY FUNDS		2,729,473,395
TOTAL EQUITY FUNDS (Cost $13,068,563,094)		13,263,919,293
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Capital & Income Fund	91,738,253	749,501,524
Fidelity High Income Fund	93,011,727	771,067,217
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,520,568,741
Investment Grade Fixed-Income Funds - 25.6%
Fidelity Government Income Fund	103,041,623	1,097,393,284
Fidelity Intermediate Bond Fund	76,674,634	775,180,552
Fidelity Investment Grade Bond Fund	191,456,764	1,353,599,323
Fidelity Strategic Real Return Fund	102,324,847	1,045,759,936
Fidelity Total Bond Fund	82,193,717	846,595,283
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,118,528,378
TOTAL FIXED-INCOME FUNDS (Cost $6,684,915,191)		6,639,097,119
Short-Term Funds - 0.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	47,888,396	$ 47,888,396
Fidelity Short-Term Bond Fund	9,043,958	76,150,128
TOTAL SHORT-TERM FUNDS (Cost $126,940,771)		124,038,524
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $19,880,419,056)		$ 20,027,054,936
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $19,880,419,056) - See accompanying schedule		$ 20,027,054,936
Cash		15
Receivable for investments sold		15,181,634
Receivable for fund shares sold		108,020,809
Total assets		20,150,257,394

Liabilities
Payable for investments purchased	$ 5,577
Payable for fund shares redeemed	121,807,200
Total liabilities		121,812,777

Net Assets		$ 20,028,444,617
Net Assets consist of:
Paid in capital		$ 19,192,811,293
Undistributed net investment income		38,756,794
Accumulated undistributed net realized gain (loss) on investments		650,240,650
Net unrealized appreciation (depreciation) on investments		146,635,880
Net Assets, for 1,366,014,766 shares outstanding		$ 20,028,444,617
Net Asset Value, offering price and redemption price per share ($20,028,444,617 ÷ 1,366,014,766 shares)		$ 14.66

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 451,399,908
Interest		17,556
Total income		451,417,464

Expenses
Independent trustees' compensation	$ 75,913
Interest	1,454
Total expenses before reductions	77,367
Expense reductions	(77,367)	-
Net investment income (loss)		451,417,464
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities:
Unaffiliated issuers:	(20,677,026)
Sale of underlying affiliated fund shares	150,276,006
Capital gain distributions from underlying funds	820,179,181	949,778,161
Change in net unrealized appreciation (depreciation) on underlying funds		(1,737,254,393)
Net gain (loss)		(787,476,232)
Net increase (decrease) in net assets resulting from operations		$ (336,058,768)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 451,417,464	$ 311,425,799
Net realized gain (loss)	949,778,161	899,518,296
Change in net unrealized appreciation (depreciation)	(1,737,254,393)	200,024,257
Net increase (decrease) in net assets resulting from operations	(336,058,768)	1,410,968,352
Distributions to shareholders from net investment income	(474,419,421)	(287,223,703)
Distributions to shareholders from net realized gain	(814,931,103)	(590,142,909)
Total distributions	(1,289,350,524)	(877,366,612)
Share transactions Proceeds from sales of shares	6,725,682,355	5,653,109,779
Reinvestment of distributions	1,287,420,853	876,040,780
Cost of shares redeemed	(4,664,773,890)	(2,604,525,744)
Net increase (decrease) in net assets resulting from share transactions	3,348,329,318	3,924,624,815
Total increase (decrease) in net assets	1,722,920,026	4,458,226,555

Net Assets
Beginning of period	18,305,524,591	13,847,298,036
End of period (including undistributed net investment income of $38,756,794 and undistributed net investment income of $61,758,750, respectively)	$ 20,028,444,617	$ 18,305,524,591
Other Information Shares
Sold	424,869,998	367,463,918
Issued in reinvestment of distributions	80,667,548	56,773,885
Redeemed	(294,979,067)	(169,857,854)
Net increase (decrease)	210,558,479	254,379,949

Financial Highlights

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 15.37	$ 13.71	$ 13.34	$ 10.50
Income from Investment Operations
Net investment income (loss) B	.36	.31	.27	.24	.23
Net realized and unrealized gain (loss)	(.50)	1.03	1.72	.43	2.87
Total from investment operations	(.14)	1.34	1.99	.67	3.10
Distributions from net investment income	(.37)	(.28)	(.23)	(.26)	(.22)
Distributions from net realized gain	(.67)	(.59)	(.10)	(.04)	(.04)
Total distributions	(1.04)	(.87)	(.33)	(.30)	(.26)
Net asset value, end of period	$ 14.66	$ 15.84	$ 15.37	$ 13.71	$ 13.34
Total Return A	(1.32)%	8.95%	14.64%	5.01%	29.68%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	2.24%	1.99%	1.87%	1.79%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,028,445	$ 18,305,525	$ 13,847,298	$ 9,915,821	$ 7,541,432
Portfolio turnover rate	35%	7%	4%	0%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.4	7.9
Fidelity Blue Chip Growth Fund	2.9	4.7
Fidelity Disciplined Equity Fund	11.3	9.2
Fidelity Equity-Income Fund	10.6	8.9
Fidelity Growth Company Fund	6.9	6.7
Fidelity Mid-Cap Stock Fund	4.8	6.5
Fidelity OTC Portfolio	1.7	2.9
Fidelity Small Cap Growth Fund	0.8	0.7
Fidelity Small Cap Opportunities Fund	1.6	1.4
Fidelity Small Cap Value Fund	0.9	0.7
Fidelity Value Fund	6.5	6.2
	55.4	55.8
International Equity Funds
Fidelity Diversified International Fund	4.3	3.6
Fidelity Europe Fund	4.5	5.0
Fidelity Japan Fund	1.3	1.3
Fidelity Overseas Fund	4.2	3.6
Fidelity Southeast Asia Fund	0.6	0.9
	14.9	14.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.6
Fidelity High Income Fund	3.8	3.6
	7.5	7.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.0	4.3
Fidelity Intermediate Bond Fund	2.4	3.1
Fidelity Investment Grade Bond Fund	4.3	5.4
Fidelity Strategic Real Return Fund	4.6	4.4
Fidelity Total Bond Fund	5.9	5.4
	22.2	22.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	55.4%
International Equity Funds	14.9%
Investment Grade Fixed-Income Funds	22.2%
High Yield Fixed-Income Funds	7.5%

Six months ago
Domestic Equity Funds	55.8%
International Equity Funds	14.4%
Investment Grade Fixed-Income Funds	22.6%
High Yield Fixed-Income Funds	7.2%

Expected
Domestic Equity Funds	56.2%
International Equity Funds	14.0%
Investment Grade Fixed-Income Funds	22.3%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.3%
	Shares	Value
Domestic Equity Funds - 55.4%
Fidelity 100 Index Fund	51,862,002	$ 494,763,502
Fidelity Blue Chip Growth Fund	4,827,065	190,186,371
Fidelity Disciplined Equity Fund	29,066,233	751,071,456
Fidelity Equity-Income Fund	14,352,551	702,413,833
Fidelity Growth Company Fund	6,266,600	459,341,748
Fidelity Mid-Cap Stock Fund	12,643,137	321,009,246
Fidelity OTC Portfolio (a)	2,629,154	113,290,234
Fidelity Small Cap Growth Fund	4,169,110	55,699,309
Fidelity Small Cap Opportunities Fund	13,251,317	105,082,941
Fidelity Small Cap Value Fund	4,744,227	56,883,286
Fidelity Value Fund	6,371,270	434,010,930
TOTAL DOMESTIC EQUITY FUNDS		3,683,752,856
International Equity Funds - 14.9%
Fidelity Diversified International Fund	7,944,014	286,461,155
Fidelity Europe Fund	7,790,491	297,051,410
Fidelity Japan Fund	6,544,278	85,599,162
Fidelity Overseas Fund	6,573,663	281,287,046
Fidelity Southeast Asia Fund	1,190,285	38,529,540
TOTAL INTERNATIONAL EQUITY FUNDS		988,928,313
TOTAL EQUITY FUNDS (Cost $5,033,546,738)		4,672,681,169
Fixed-Income Funds - 29.7%

High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	30,270,514	247,310,103
Fidelity High Income Fund	30,474,650	252,634,853
TOTAL HIGH YIELD FIXED-INCOME FUNDS		499,944,956
Investment Grade Fixed-Income Funds - 22.2%
Fidelity Government Income Fund	31,116,514	331,390,877
Fidelity Intermediate Bond Fund	15,666,980	158,393,170
Fidelity Investment Grade Bond Fund	41,046,440	290,198,334
Fidelity Strategic Real Return Fund	30,095,521	307,576,221
Fidelity Total Bond Fund	37,947,214	390,856,304
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,478,414,906
TOTAL FIXED-INCOME FUNDS (Cost $2,008,961,514)		1,978,359,862
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,042,508,252)		$ 6,651,041,031
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $7,042,508,252) - See accompanying schedule		$ 6,651,041,031
Cash		35
Receivable for investments sold		80,008
Receivable for fund shares sold		70,888,122
Total assets		6,722,009,196

Liabilities
Payable for investments purchased	$ 64,114,180
Payable for fund shares redeemed	6,854,064
Total liabilities		70,968,244

Net Assets		$ 6,651,040,952
Net Assets consist of:
Paid in capital		$ 6,830,555,582
Undistributed net investment income		22,780,219
Accumulated undistributed net realized gain (loss) on investments		189,172,372
Net unrealized appreciation (depreciation) on investments		(391,467,221)
Net Assets, for 547,386,863 shares outstanding		$ 6,651,040,952
Net Asset Value, offering price and redemption price per share ($6,651,040,952 ÷ 547,386,863 shares)		$ 12.15

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 122,388,808
Interest		4,157
Total income		122,392,965

Expenses
Independent trustees' compensation	$ 20,833
Total expenses before reductions	20,833
Expense reductions	(20,833)	-
Net investment income (loss)		122,392,965
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities:
Unaffiliated issuers	(4,633,844)
Sale of underlying affiliated fund shares	15,251,564
Capital gain distributions from underlying funds	249,584,872	260,202,592
Change in net unrealized appreciation (depreciation) on underlying funds		(602,980,581)
Net gain (loss)		(342,777,989)
Net increase (decrease) in net assets resulting from operations		$ (220,385,024)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,392,965	$ 56,427,596
Net realized gain (loss)	260,202,592	164,927,776
Change in net unrealized appreciation (depreciation)	(602,980,581)	75,388,926
Net increase (decrease) in net assets resulting from operations	(220,385,024)	296,744,298
Distributions to shareholders from net investment income	(112,963,788)	(47,426,166)
Distributions to shareholders from net realized gain	(172,614,012)	(93,881,898)
Total distributions	(285,577,800)	(141,308,064)
Share transactions Proceeds from sales of shares	3,681,868,491	2,417,756,353
Reinvestment of distributions	285,285,015	141,172,740
Cost of shares redeemed	(1,159,346,950)	(464,978,274)
Net increase (decrease) in net assets resulting from share transactions	2,807,806,556	2,093,950,819
Total increase (decrease) in net assets	2,301,843,732	2,249,387,053

Net Assets
Beginning of period	4,349,197,220	2,099,810,167
End of period (including undistributed net investment income of $22,780,219 and undistributed net investment income of $14,498,774, respectively)	$ 6,651,040,952	$ 4,349,197,220
Other Information Shares
Sold	281,048,308	191,492,013
Issued in reinvestment of distributions	21,491,234	11,118,756
Redeemed	(88,531,680)	(36,904,215)
Net increase (decrease)	214,007,862	165,706,554

Financial Highlights

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.52	$ 11.07	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.24	.21	.18	.06
Net realized and unrealized gain (loss)	(.49)	.89	1.48	.39	.63
Total from investment operations	(.21)	1.13	1.69	.57	.69
Distributions from net investment income	(.25)	(.19)	(.15)	(.13)	(.05)
Distributions from net realized gain	(.44)	(.41)	(.10)	(.01)	-
Total distributions	(.69)	(.60)	(.24) H	(.14)	(.05)
Net asset value, end of period	$ 12.15	$ 13.05	$ 12.52	$ 11.07	$ 10.64
Total Return B, C	(2.00)%	9.18%	15.41%	5.33%	6.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.16%	1.88%	1.75%	1.67%	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,651,041	$ 4,349,197	$ 2,099,810	$ 682,499	$ 66,423
Portfolio turnover rate	24%	3%	1%	0%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	10.0	9.7
Fidelity Blue Chip Growth Fund	3.7	5.9
Fidelity Disciplined Equity Fund	12.1	10.5
Fidelity Equity-Income Fund	11.4	10.4
Fidelity Growth Company Fund	7.8	7.7
Fidelity Mid-Cap Stock Fund	5.7	7.4
Fidelity OTC Portfolio	2.1	3.7
Fidelity Small Cap Growth Fund	0.9	0.8
Fidelity Small Cap Opportunities Fund	1.7	1.6
Fidelity Small Cap Value Fund	0.9	0.8
Fidelity Value Fund	7.3	7.1
	63.6	65.6
International Equity Funds
Fidelity Diversified International Fund	4.6	4.1
Fidelity Europe Fund	5.5	5.7
Fidelity Japan Fund	1.5	1.5
Fidelity Overseas Fund	4.4	4.2
Fidelity Southeast Asia Fund	0.7	1.0
	16.7	16.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.9	3.5
Fidelity High Income Fund	4.0	3.5
	7.9	7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.6	2.1
Fidelity Intermediate Bond Fund	1.6	1.7
Fidelity Investment Grade Bond Fund	2.9	3.0
Fidelity Strategic Real Return Fund	2.4	2.1
Fidelity Total Bond Fund	2.3	2.0
	11.8	10.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	63.6%
International Equity Funds	16.7%
Investment Grade Fixed-Income Funds	11.8%
High Yield Fixed-Income Funds	7.9%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	10.9%
High Yield Fixed-Income Funds	7.0%

Expected
Domestic Equity Funds	64.3%
International Equity Funds	16.1%
Investment Grade Fixed-Income Funds	12.1%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.3%
	Shares	Value
Domestic Equity Funds - 63.6%
Fidelity 100 Index Fund	140,471,759	$ 1,340,100,580
Fidelity Blue Chip Growth Fund	12,809,053	504,676,700
Fidelity Disciplined Equity Fund	63,231,445	1,633,900,524
Fidelity Equity-Income Fund	31,246,513	1,529,204,356
Fidelity Growth Company Fund	14,324,648	1,049,996,721
Fidelity Mid-Cap Stock Fund	30,341,623	770,373,804
Fidelity OTC Portfolio (a)	6,434,524	277,263,640
Fidelity Small Cap Growth Fund	9,102,377	121,607,761
Fidelity Small Cap Opportunities Fund	28,380,274	225,055,575
Fidelity Small Cap Value Fund	10,068,223	120,717,995
Fidelity Value Fund	14,389,447	980,209,128
TOTAL DOMESTIC EQUITY FUNDS		8,553,106,784
International Equity Funds - 16.7%
Fidelity Diversified International Fund	17,031,753	614,165,021
Fidelity Europe Fund	19,465,269	742,210,722
Fidelity Japan Fund	15,482,969	202,517,234
Fidelity Overseas Fund	14,020,279	599,927,725
Fidelity Southeast Asia Fund	2,762,734	89,429,716
TOTAL INTERNATIONAL EQUITY FUNDS		2,248,250,418
TOTAL EQUITY FUNDS (Cost $10,871,275,601)		10,801,357,202
Fixed-Income Funds - 19.7%

High Yield Fixed-Income Funds - 7.9%
Fidelity Capital & Income Fund	63,548,297	519,189,590
Fidelity High Income Fund	64,404,167	533,910,545
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,053,100,135
Investment Grade Fixed-Income Funds - 11.8%
Fidelity Government Income Fund	32,285,196	343,837,335
Fidelity Intermediate Bond Fund	21,471,186	217,073,694
Fidelity Investment Grade Bond Fund	54,993,437	388,803,597
Fidelity Strategic Real Return Fund	31,674,000	323,708,282
Fidelity Total Bond Fund	30,694,488	316,153,223
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,589,576,131
TOTAL FIXED-INCOME FUNDS (Cost $2,686,188,334)		2,642,676,266
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $13,557,463,935)		$ 13,444,033,468
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $13,557,463,935) - See accompanying schedule		$ 13,444,033,468
Cash		91
Receivable for investments sold		11,899,629
Receivable for fund shares sold		66,315,695
Total assets		13,522,248,883

Liabilities
Payable for investments purchased	$ 8,475
Payable for fund shares redeemed	75,499,374
Total liabilities		75,507,849

Net Assets		$ 13,446,741,034
Net Assets consist of:
Paid in capital		$ 13,018,751,134
Undistributed net investment income		34,494,030
Accumulated undistributed net realized gain (loss) on investments		506,926,337
Net unrealized appreciation (depreciation) on investments		(113,430,467)
Net Assets, for 895,372,685 shares outstanding		$ 13,446,741,034
Net Asset Value, offering price and redemption price per share ($13,446,741,034 ÷ 895,372,685 shares)		$ 15.02

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 231,696,546
Interest		13,705
Total income		231,710,251

Expenses
Independent trustees' compensation	$ 50,524
Total expenses before reductions	50,524
Expense reductions	(50,524)	-
Net investment income (loss)		231,710,251
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities:
Unaffiliated issuers	(16,119,390)
Sale of underlying affiliated fund shares	47,953,740
Capital gain distributions from underlying funds	659,915,603	691,749,953
Change in net unrealized appreciation (depreciation) on underlying funds		(1,363,407,219)
Net gain (loss)		(671,657,266)
Net increase (decrease) in net assets resulting from operations		$ (439,947,015)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 231,710,251	$ 148,107,881
Net realized gain (loss)	691,749,953	662,335,253
Change in net unrealized appreciation (depreciation)	(1,363,407,219)	125,329,164
Net increase (decrease) in net assets resulting from operations	(439,947,015)	935,772,298
Distributions to shareholders from net investment income	(223,916,045)	(132,487,067)
Distributions to shareholders from net realized gain	(555,992,230)	(428,672,628)
Total distributions	(779,908,275)	(561,159,695)
Share transactions Proceeds from sales of shares	5,113,969,081	4,020,634,851
Reinvestment of distributions	778,954,554	560,458,829
Cost of shares redeemed	(3,104,739,906)	(1,627,797,348)
Net increase (decrease) in net assets resulting from share transactions	2,788,183,729	2,953,296,332
Total increase (decrease) in net assets	1,568,328,439	3,327,908,935

Net Assets
Beginning of period	11,878,412,595	8,550,503,660
End of period (including undistributed net investment income of $34,494,030 and undistributed net investment income of $26,699,819, respectively)	$ 13,446,741,034	$ 11,878,412,595
Other Information Shares
Sold	311,694,664	253,324,030
Issued in reinvestment of distributions	46,777,835	35,161,692
Redeemed	(188,969,160)	(103,165,630)
Net increase (decrease)	169,503,339	185,320,092

Financial Highlights

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 16.36	$ 15.82	$ 13.81	$ 13.27	$ 10.04
Income from Investment Operations
Net investment income (loss) B	.28	.24	.22	.20	.19
Net realized and unrealized gain (loss)	(.63)	1.21	2.09	.56	3.23
Total from investment operations	(.35)	1.45	2.31	.76	3.42
Distributions from net investment income	(.27)	(.21)	(.19)	(.22)	(.19)
Distributions from net realized gain	(.72)	(.70)	(.11)	-	-
Total distributions	(.99)	(.91)	(.30)	(.22)	(.19)
Net asset value, end of period	$ 15.02	$ 16.36	$ 15.82	$ 13.81	$ 13.27
Total Return A	(2.65)%	9.40%	16.86%	5.72%	34.22%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	1.72%	1.51%	1.48%	1.52%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,446,741	$ 11,878,413	$ 8,550,504	$ 5,856,816	$ 4,363,601
Portfolio turnover rate	36%	6%	5%	0%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	8.7	9.2
Fidelity Blue Chip Growth Fund	3.0	5.5
Fidelity Disciplined Equity Fund	13.3	10.8
Fidelity Equity-Income Fund	12.5	10.5
Fidelity Growth Company Fund	8.2	7.9
Fidelity Mid-Cap Stock Fund	5.7	7.6
Fidelity OTC Portfolio	1.8	3.4
Fidelity Small Cap Growth Fund	1.0	0.9
Fidelity Small Cap Opportunities Fund	1.9	1.7
Fidelity Small Cap Value Fund	1.0	0.8
Fidelity Value Fund	7.7	7.3
	64.8	65.6
International Equity Funds
Fidelity Diversified International Fund	5.2	4.2
Fidelity Europe Fund	5.2	5.8
Fidelity Japan Fund	1.5	1.6
Fidelity Overseas Fund	5.1	4.3
Fidelity Southeast Asia Fund	0.7	1.0
	17.7	16.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.8	3.7
Fidelity High Income Fund	3.9	3.7
	7.7	7.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.2	1.9
Fidelity Intermediate Bond Fund	1.0	1.4
Fidelity Investment Grade Bond Fund	1.8	2.3
Fidelity Strategic Real Return Fund	2.1	2.0
Fidelity Total Bond Fund	2.7	2.5
	9.8	10.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	64.8%
International Equity Funds	17.7%
Investment Grade Fixed-Income Funds	9.8%
High Yield Fixed-Income Funds	7.7%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	16.9%
Investment Grade Fixed-Income Funds	10.1%
High Yield Fixed-Income Funds	7.4%

Expected
Domestic Equity Funds	66.0%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	9.9%
High Yield Fixed-Income Funds	7.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.5%
	Shares	Value
Domestic Equity Funds - 64.8%
Fidelity 100 Index Fund	35,857,622	$ 342,081,715
Fidelity Blue Chip Growth Fund	2,989,101	117,770,582
Fidelity Disciplined Equity Fund	20,100,332	519,392,577
Fidelity Equity-Income Fund	9,964,741	487,674,401
Fidelity Growth Company Fund	4,350,798	318,913,493
Fidelity Mid-Cap Stock Fund	8,806,551	223,598,323
Fidelity OTC Portfolio (a)	1,664,823	71,737,204
Fidelity Small Cap Growth Fund	2,893,787	38,660,990
Fidelity Small Cap Opportunities Fund	9,213,922	73,066,400
Fidelity Small Cap Value Fund	3,273,257	39,246,353
Fidelity Value Fund	4,444,753	302,776,589
TOTAL DOMESTIC EQUITY FUNDS		2,534,918,627
International Equity Funds - 17.7%
Fidelity Diversified International Fund	5,630,267	203,027,422
Fidelity Europe Fund	5,399,424	205,880,036
Fidelity Japan Fund	4,525,153	59,188,998
Fidelity Overseas Fund	4,664,211	199,581,574
Fidelity Southeast Asia Fund	825,762	26,729,920
TOTAL INTERNATIONAL EQUITY FUNDS		694,407,950
TOTAL EQUITY FUNDS (Cost $3,496,244,736)		3,229,326,577
Fixed-Income Funds - 17.5%

High Yield Fixed-Income Funds - 7.7%
Fidelity Capital & Income Fund	18,204,186	148,728,203
Fidelity High Income Fund	18,342,391	152,058,422
TOTAL HIGH YIELD FIXED-INCOME FUNDS		300,786,625
Investment Grade Fixed-Income Funds - 9.8%
Fidelity Government Income Fund	8,254,243	87,907,687
Fidelity Intermediate Bond Fund	3,670,776	37,111,544
Fidelity Investment Grade Bond Fund	10,073,849	71,222,115
Fidelity Strategic Real Return Fund	8,013,467	81,897,635
Fidelity Total Bond Fund	10,361,650	106,724,994
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		384,863,975
TOTAL FIXED-INCOME FUNDS (Cost $704,226,005)		685,650,600
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,200,470,741)		$ 3,914,977,177
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $4,200,470,741) - See accompanying schedule		$ 3,914,977,177
Cash		72
Receivable for investments sold		55,104
Receivable for fund shares sold		31,888,556
Total assets		3,946,920,909

Liabilities
Payable for investments purchased	$ 27,056,459
Payable for fund shares redeemed	4,887,217
Total liabilities		31,943,676

Net Assets		$ 3,914,977,233
Net Assets consist of:
Paid in capital		$ 4,055,727,490
Undistributed net investment income		6,835,011
Accumulated undistributed net realized gain (loss) on investments		137,908,296
Net unrealized appreciation (depreciation) on investments		(285,493,564)
Net Assets, for 315,581,514 shares outstanding		$ 3,914,977,233
Net Asset Value, offering price and redemption price per share ($3,914,977,233 ÷ 315,581,514 shares)		$ 12.41

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 56,930,416
Interest		2,733
Total income		56,933,149

Expenses
Independent trustees' compensation	$ 12,302
Total expenses before reductions	12,302
Expense reductions	(12,302)	-
Net investment income (loss)		56,933,149
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities:
Unaffiliated issuers	(3,057,279)
Sale of underlying affiliated fund shares	15,396,715
Capital gain distributions from underlying funds	173,053,828	185,393,264
Change in net unrealized appreciation (depreciation) on underlying funds		(417,865,074)
Net gain (loss)		(232,471,810)
Net increase (decrease) in net assets resulting from operations		$ (175,538,661)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,933,149	$ 25,617,871
Net realized gain (loss)	185,393,264	107,101,652
Change in net unrealized appreciation (depreciation)	(417,865,074)	46,402,827
Net increase (decrease) in net assets resulting from operations	(175,538,661)	179,122,350
Distributions to shareholders from net investment income	(54,240,115)	(23,453,185)
Distributions to shareholders from net realized gain	(116,139,616)	(56,286,504)
Total distributions	(170,379,731)	(79,739,689)
Share transactions Proceeds from sales of shares	2,306,674,618	1,516,133,194
Reinvestment of distributions	170,293,385	79,694,105
Cost of shares redeemed	(769,809,327)	(297,379,120)
Net increase (decrease) in net assets resulting from share transactions	1,707,158,676	1,298,448,179
Total increase (decrease) in net assets	1,361,240,284	1,397,830,840

Net Assets
Beginning of period	2,553,736,949	1,155,906,109
End of period (including undistributed net investment income of $6,835,011 and undistributed net investment income of $4,141,975, respectively)	$ 3,914,977,233	$ 2,553,736,949
Other Information Shares
Sold	170,425,104	116,589,656
Issued in reinvestment of distributions	12,346,190	6,079,818
Redeemed	(56,612,140)	(22,916,069)
Net increase (decrease)	126,159,154	99,753,405

Financial Highlights

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.89	$ 11.22	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.19	.18	.17	.06
Net realized and unrealized gain (loss)	(.57)	1.01	1.73	.49	.68
Total from investment operations	(.34)	1.20	1.91	.66	.74
Distributions from net investment income	(.21)	(.17)	(.13)	(.13)	(.05)
Distributions from net realized gain	(.52)	(.44)	(.11)	-	-
Total distributions	(.73)	(.61)	(.24)	(.13)	(.05)
Net asset value, end of period	$ 12.41	$ 13.48	$ 12.89	$ 11.22	$ 10.69
Total Return B, C	(3.00)%	9.51%	17.18%	6.12%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.70%	1.50%	1.48%	1.56%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,914,977	$ 2,553,737	$ 1,155,906	$ 352,091	$ 27,943
Portfolio turnover rate	28%	3%	1%	0%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	10.2	9.9
Fidelity Blue Chip Growth Fund	3.7	5.8
Fidelity Disciplined Equity Fund	13.0	11.0
Fidelity Equity-Income Fund	12.1	10.8
Fidelity Growth Company Fund	8.3	8.0
Fidelity Mid-Cap Stock Fund	5.8	7.8
Fidelity OTC Portfolio	2.0	3.5
Fidelity Small Cap Growth Fund	1.0	0.9
Fidelity Small Cap Opportunities Fund	1.8	1.7
Fidelity Small Cap Value Fund	1.0	0.9
Fidelity Value Fund	7.7	7.5
	66.6	67.8
International Equity Funds
Fidelity Diversified International Fund	5.1	4.2
Fidelity Europe Fund	5.7	6.0
Fidelity Japan Fund	1.5	1.6
Fidelity Overseas Fund	5.0	4.4
Fidelity Southeast Asia Fund	0.7	1.0
	18.0	17.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0	4.7
Fidelity High Income Fund	5.2	4.7
	10.2	9.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.2	1.1
Fidelity Intermediate Bond Fund	0.7	0.8
Fidelity Investment Grade Bond Fund	1.2	1.4
Fidelity Strategic Real Return Fund	1.2	1.1
Fidelity Total Bond Fund	0.9	1.2
	5.2	5.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.6%
International Equity Funds	18.0%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	5.2%

Six months ago
Domestic Equity Funds	67.8%
International Equity Funds	17.2%
High Yield Fixed-Income Funds	9.4%
Investment Grade Fixed-Income Funds	5.6%

Expected
Domestic Equity Funds	67.7%
International Equity Funds	16.9%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 66.6%
Fidelity 100 Index Fund	74,773,125	$ 713,335,609
Fidelity Blue Chip Growth Fund	6,611,888	260,508,400
Fidelity Disciplined Equity Fund	35,234,964	910,471,464
Fidelity Equity-Income Fund	17,377,751	850,467,147
Fidelity Growth Company Fund	7,902,230	579,233,461
Fidelity Mid-Cap Stock Fund	16,099,311	408,761,519
Fidelity OTC Portfolio (a)	3,187,996	137,370,728
Fidelity Small Cap Growth Fund	5,094,781	68,066,274
Fidelity Small Cap Opportunities Fund	15,973,251	126,667,884
Fidelity Small Cap Value Fund	5,720,292	68,586,299
Fidelity Value Fund	7,940,803	540,927,524
TOTAL DOMESTIC EQUITY FUNDS		4,664,396,309
International Equity Funds - 18.0%
Fidelity Diversified International Fund	9,909,845	357,349,005
Fidelity Europe Fund	10,473,700	399,362,173
Fidelity Japan Fund	8,427,529	110,232,077
Fidelity Overseas Fund	8,161,828	349,244,619
Fidelity Southeast Asia Fund	1,485,423	48,083,130
TOTAL INTERNATIONAL EQUITY FUNDS		1,264,271,004
TOTAL EQUITY FUNDS (Cost $6,073,554,050)		5,928,667,313
Fixed-Income Funds - 15.4%

High Yield Fixed-Income Funds - 10.2%
Fidelity Capital & Income Fund	43,082,588	351,984,742
Fidelity High Income Fund	43,588,277	361,346,816
TOTAL HIGH YIELD FIXED-INCOME FUNDS		713,331,558
Investment Grade Fixed-Income Funds - 5.2%
Fidelity Government Income Fund	8,213,055	87,469,037
Fidelity Intermediate Bond Fund	4,692,320	47,439,358
Fidelity Investment Grade Bond Fund	12,364,589	87,417,647
Fidelity Strategic Real Return Fund	8,259,643	84,413,547
Fidelity Total Bond Fund	5,791,572	59,653,191
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		366,392,780
TOTAL FIXED-INCOME FUNDS (Cost $1,111,030,845)		1,079,724,338
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,184,584,895)		$ 7,008,391,651
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $7,184,584,895) - See accompanying schedule		$ 7,008,391,651
Cash		36
Receivable for investments sold		14,181,646
Receivable for fund shares sold		30,787,205
Total assets		7,053,360,538

Liabilities
Payable for investments purchased	$ 38,546
Payable for fund shares redeemed	42,759,973
Total liabilities		42,798,519

Net Assets		$ 7,010,562,019
Net Assets consist of:
Paid in capital		$ 6,899,373,547
Undistributed net investment income		15,277,014
Accumulated undistributed net realized gain (loss) on investments		272,104,702
Net unrealized appreciation (depreciation) on investments		(176,193,244)
Net Assets, for 797,485,813 shares outstanding		$ 7,010,562,019
Net Asset Value, offering price and redemption price per share ($7,010,562,019 ÷ 797,485,813 shares)		$ 8.79

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 113,473,405
Interest		6,941
Total income		113,480,346

Expenses
Independent trustees' compensation	$ 25,687
Total expenses before reductions	25,687
Expense reductions	(25,687)	-
Net investment income (loss)		113,480,346
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities:
Unaffiliated issuers	(8,108,085)
Sale of underlying affiliated fund shares	52,241,077
Capital gain distributions from underlying funds	354,147,819	398,280,811
Change in net unrealized appreciation (depreciation) on underlying funds		(797,537,548)
Net gain (loss)		(399,256,737)
Net increase (decrease) in net assets resulting from operations		$ (285,776,391)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,480,346	$ 69,774,749
Net realized gain (loss)	398,280,811	319,919,112
Change in net unrealized appreciation (depreciation)	(797,537,548)	80,844,501
Net increase (decrease) in net assets resulting from operations	(285,776,391)	470,538,362
Distributions to shareholders from net investment income	(108,667,308)	(67,434,345)
Distributions to shareholders from net realized gain	(319,081,044)	(197,857,714)
Total distributions	(427,748,352)	(265,292,059)
Share transactions Proceeds from sales of shares	3,336,033,521	2,640,009,648
Reinvestment of distributions	427,115,796	264,943,522
Cost of shares redeemed	(1,933,991,244)	(1,083,155,803)
Net increase (decrease) in net assets resulting from share transactions	1,829,158,073	1,821,797,367
Total increase (decrease) in net assets	1,115,633,330	2,027,043,670

Net Assets
Beginning of period	5,894,928,689	3,867,885,019
End of period (including undistributed net investment income of $15,277,014 and undistributed net investment income of $10,924,395, respectively)	$ 7,010,562,019	$ 5,894,928,689
Other Information Shares
Sold	344,759,374	282,407,236
Issued in reinvestment of distributions	43,417,661	28,157,745
Redeemed	(199,462,588)	(116,246,509)
Net increase (decrease)	188,714,447	194,318,472

Financial Highlights

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.33	$ 8.10	$ 7.75	$ 5.72
Income from Investment Operations
Net investment income (loss) B	.16	.14	.13	.11	.11
Net realized and unrealized gain (loss)	(.42)	.74	1.29	.38	2.04
Total from investment operations	(.26)	.88	1.42	.49	2.15
Distributions from net investment income	(.15)	(.13)	(.10)	(.13)	(.09)
Distributions from net realized gain	(.48)	(.40)	(.09)	(.02)	(.03)
Total distributions	(.63)	(.53)	(.19)	(.14) E	(.12)
Net asset value, end of period	$ 8.79	$ 9.68	$ 9.33	$ 8.10	$ 7.75
Total Return A	(3.29)%	9.68%	17.65%	6.35%	37.75%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	1.66%	1.49%	1.45%	1.45%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,010,562	$ 5,894,929	$ 3,867,885	$ 2,138,102	$ 1,295,302
Portfolio turnover rate	37%	4%	4%	1%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.5	9.5
Fidelity Blue Chip Growth Fund	2.8	6.0
Fidelity Disciplined Equity Fund	15.8	11.1
Fidelity Equity-Income Fund	14.1	11.0
Fidelity Growth Company Fund	9.1	8.1
Fidelity Mid-Cap Stock Fund	4.2	7.9
Fidelity OTC Portfolio	0.8	3.5
Fidelity Small Cap Growth Fund	1.1	0.9
Fidelity Small Cap Opportunities Fund	2.1	1.8
Fidelity Small Cap Value Fund	1.1	0.9
Fidelity Value Fund	8.5	7.6
	67.1	68.3
International Equity Funds
Fidelity Diversified International Fund	5.3	4.5
Fidelity Europe Fund	5.7	6.3
Fidelity Japan Fund	1.6	1.7
Fidelity Overseas Fund	5.3	4.6
Fidelity Southeast Asia Fund	0.8	1.0
	18.7	18.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0	5.0
Fidelity High Income Fund	5.2	4.9
	10.2	9.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.4	0.7
Fidelity Intermediate Bond Fund	0.2	0.2
Fidelity Investment Grade Bond Fund	0.3	0.5
Fidelity Strategic Real Return Fund	0.9	0.8
Fidelity Total Bond Fund	1.2	1.5
	4.0	3.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.1%
International Equity Funds	18.7%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	4.0%

Six months ago
Domestic Equity Funds	68.3%
International Equity Funds	18.1%
High Yield Fixed-Income Funds	9.9%
Investment Grade Fixed-Income Funds	3.7%

Expected
Domestic Equity Funds	68.1%
International Equity Funds	17.1%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	4.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2045 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.8%
	Shares	Value
Domestic Equity Funds - 67.1%
Fidelity 100 Index Fund	5,179,983	$ 49,417,039
Fidelity Blue Chip Growth Fund	471,819	18,589,654
Fidelity Disciplined Equity Fund	4,001,300	103,393,601
Fidelity Equity-Income Fund	1,893,807	92,682,926
Fidelity Growth Company Fund	811,576	59,488,531
Fidelity Mid-Cap Stock Fund	1,084,544	27,536,583
Fidelity OTC Portfolio (a)	120,124	5,176,145
Fidelity Small Cap Growth Fund	548,795	7,331,901
Fidelity Small Cap Opportunities Fund	1,752,899	13,900,492
Fidelity Small Cap Value Fund	620,738	7,442,643
Fidelity Value Fund	813,641	55,425,194
TOTAL DOMESTIC EQUITY FUNDS		440,384,709
International Equity Funds - 18.7%
Fidelity Diversified International Fund	967,555	34,890,045
Fidelity Europe Fund	983,868	37,514,893
Fidelity Japan Fund	813,059	10,634,810
Fidelity Overseas Fund	800,923	34,271,476
Fidelity Southeast Asia Fund	154,648	5,005,947
TOTAL INTERNATIONAL EQUITY FUNDS		122,317,171
TOTAL EQUITY FUNDS (Cost $627,711,518)		562,701,880
Fixed-Income Funds - 14.2%

High Yield Fixed-Income Funds - 10.2%
Fidelity Capital & Income Fund	4,074,299	33,287,021
Fidelity High Income Fund	4,098,576	33,977,192
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,264,213
Investment Grade Fixed-Income Funds - 4.0%
Fidelity Government Income Fund	867,918	9,243,322
Fidelity Intermediate Bond Fund	102,226	1,033,505
Fidelity Investment Grade Bond Fund	247,762	1,751,680
Fidelity Strategic Real Return Fund	594,185	6,072,568
Fidelity Total Bond Fund	790,585	8,143,029
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		26,244,104
TOTAL FIXED-INCOME FUNDS (Cost $97,550,082)		93,508,317
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $725,261,600)		$ 656,210,197
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $725,261,600) - See accompanying schedule		$ 656,210,197
Cash		2
Receivable for fund shares sold		7,712,355
Total assets		663,922,554

Liabilities
Payable for investments purchased	$ 6,804,793
Payable for fund shares redeemed	907,562
Total liabilities		7,712,355

Net Assets		$ 656,210,199
Net Assets consist of:
Paid in capital		$ 705,317,145
Undistributed net investment income		878,974
Accumulated undistributed net realized gain (loss) on investments		19,065,483
Net unrealized appreciation (depreciation) on investments		(69,051,403)
Net Assets, for 64,099,804 shares outstanding		$ 656,210,199
Net Asset Value, offering price and redemption price per share ($656,210,199 ÷ 64,099,804 shares)		$ 10.24

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 6,562,244
Interest		4
Total income		6,562,248

Expenses
Independent trustees' compensation	$ 1,381
Total expenses before reductions	1,381
Expense reductions	(1,381)	-
Net investment income (loss)		6,562,248
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,055,082
Capital gain distributions from underlying funds	23,982,190	26,037,272
Change in net unrealized appreciation (depreciation) on underlying funds		(72,067,473)
Net gain (loss)		(46,030,201)
Net increase (decrease) in net assets resulting from operations		$ (39,467,953)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,562,248	$ 586,689
Net realized gain (loss)	26,037,272	2,710,817
Change in net unrealized appreciation (depreciation)	(72,067,473)	3,016,070
Net increase (decrease) in net assets resulting from operations	(39,467,953)	6,313,576
Distributions to shareholders from net investment income	(5,525,508)	(441,867)
Distributions to shareholders from net realized gain	(9,417,079)	(568,115)
Total distributions	(14,942,587)	(1,009,982)
Share transactions Proceeds from sales of shares	643,512,741	182,601,478
Reinvestment of distributions	14,934,109	1,008,957
Cost of shares redeemed	(125,663,145)	(11,076,995)
Net increase (decrease) in net assets resulting from share transactions	532,783,705	172,533,440
Total increase (decrease) in net assets	478,373,165	177,837,034

Net Assets
Beginning of period	177,837,034	-
End of period (including undistributed net investment income of $878,974 and undistributed net investment income of $144,822, respectively)	$ 656,210,199	$ 177,837,034
Other Information Shares
Sold	57,779,653	17,158,733
Issued in reinvestment of distributions	1,307,717	93,682
Redeemed	(11,210,894)	(1,029,087)
Net increase (decrease)	47,876,476	16,223,328

Financial Highlights

Years ended March 31,	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.11
Net realized and unrealized gain (loss)	(.49)	1.01
Total from investment operations	(.31)	1.12
Distributions from net investment income	(.13)	(.07)
Distributions from net realized gain	(.28)	(.09)
Total distributions	(.41)	(.16)
Net asset value, end of period	$ 10.24	$ 10.96
Total Return B, C	(3.19)%	11.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	1.65%	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 656,210	$ 177,837
Portfolio turnover rate	17%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	8.3	9.2
Fidelity Blue Chip Growth Fund	3.2	6.0
Fidelity Disciplined Equity Fund	15.4	11.5
Fidelity Equity-Income Fund	14.2	11.3
Fidelity Growth Company Fund	9.0	8.3
Fidelity Mid-Cap Stock Fund	4.7	8.1
Fidelity OTC Portfolio	0.9	3.5
Fidelity Small Cap Growth Fund	1.1	0.9
Fidelity Small Cap Opportunities Fund	2.1	1.8
Fidelity Small Cap Value Fund	1.1	0.9
Fidelity Value Fund	8.4	7.9
	68.4	69.4
International Equity Funds
Fidelity Diversified International Fund	5.8	5.1
Fidelity Europe Fund	6.6	7.1
Fidelity Japan Fund	1.9	2.0
Fidelity Overseas Fund	5.7	5.1
Fidelity Southeast Asia Fund	0.9	1.0
	20.9	20.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.1	4.9
Fidelity High Income Fund	5.2	5.0
	10.3	9.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.1	0.1
Fidelity Intermediate Bond Fund	0.0*	0.0
Fidelity Investment Grade Bond Fund	0.0*	0.0*
Fidelity Strategic Real Return Fund	0.1	0.1
Fidelity Total Bond Fund	0.2	0.2
	0.4	0.4
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.4%
International Equity Funds	20.9%
High Yield Fixed-Income Funds	10.3%
Investment Grade Fixed-Income Funds	0.4%

Six months ago
Domestic Equity Funds	69.4%
International Equity Funds	20.3%
High Yield Fixed-Income Funds	9.9%
Investment Grade Fixed-Income Funds	0.4%

Expected
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2007. The current allocation is based on the fund's holdings as of March 31, 2008. The expected allocation represents the fund's anticipated allocation at September 30, 2008.

Annual Report

Fidelity Freedom 2050 Fund

Investments March 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.3%
	Shares	Value
Domestic Equity Funds - 68.4%
Fidelity 100 Index Fund	5,415,216	$ 51,661,164
Fidelity Blue Chip Growth Fund	502,820	19,811,126
Fidelity Disciplined Equity Fund	3,719,149	96,102,798
Fidelity Equity-Income Fund	1,814,022	88,778,216
Fidelity Growth Company Fund	765,082	56,080,509
Fidelity Mid-Cap Stock Fund	1,166,044	29,605,858
Fidelity OTC Portfolio (a)	129,716	5,589,472
Fidelity Small Cap Growth Fund	522,213	6,976,764
Fidelity Small Cap Opportunities Fund	1,636,376	12,976,462
Fidelity Small Cap Value Fund	595,557	7,140,730
Fidelity Value Fund	771,087	52,526,439
TOTAL DOMESTIC EQUITY FUNDS		427,249,538
International Equity Funds - 20.9%
Fidelity Diversified International Fund	1,003,981	36,203,560
Fidelity Europe Fund	1,082,683	41,282,697
Fidelity Japan Fund	896,735	11,729,289
Fidelity Overseas Fund	832,840	35,637,232
Fidelity Southeast Asia Fund	171,339	5,546,232
TOTAL INTERNATIONAL EQUITY FUNDS		130,399,010
TOTAL EQUITY FUNDS (Cost $632,191,497)		557,648,548
Fixed-Income Funds - 10.7%
	Shares	Value
High Yield Fixed-Income Funds - 10.3%
Fidelity Capital & Income Fund	3,915,926	31,993,116
Fidelity High Income Fund	3,938,250	32,648,090
TOTAL HIGH YIELD FIXED-INCOME FUNDS		64,641,206
Investment Grade Fixed-Income Funds - 0.4%
Fidelity Government Income Fund	57,117	608,297
Fidelity Intermediate Bond Fund	13,201	133,463
Fidelity Investment Grade Bond Fund	26,969	190,670
Fidelity Strategic Real Return Fund	55,696	569,210
Fidelity Total Bond Fund	84,480	870,140
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,371,780
TOTAL FIXED-INCOME FUNDS (Cost $71,467,746)		67,012,986
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $703,659,243)		$ 624,661,534
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (cost $703,659,243) - See accompanying schedule		$ 624,661,534
Receivable for fund shares sold		4,569,093
Total assets		629,230,627

Liabilities
Payable for investments purchased	$ 3,288,186
Payable for fund shares redeemed	1,280,911
Total liabilities		4,569,097

Net Assets		$ 624,661,530
Net Assets consist of:
Paid in capital		$ 682,648,171
Undistributed net investment income		975,474
Accumulated undistributed net realized gain (loss) on investments		20,035,594
Net unrealized appreciation (depreciation) on investments		(78,997,709)
Net Assets, for 60,893,345 shares outstanding		$ 624,661,530
Net Asset Value, offering price and redemption price per share ($624,661,530 ÷ 60,893,345 shares)		$ 10.26

Statement of Operations

	Year ended March 31, 2008

Investment Income
Income distributions from underlying funds		$ 6,175,476
Interest		453
Total income		6,175,929

Expenses
Independent trustees' compensation	1,353
Total expenses before reductions	1,353
Expense reductions	(1,353)	-
Net investment income (loss)		6,175,929
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	382,147
Capital gain distributions from underlying funds	25,819,430	26,201,577
Change in net unrealized appreciation (depreciation) on underlying funds		(81,277,676)
Net gain (loss)		(55,076,099)
Net increase (decrease) in net assets resulting from operations		$ (48,900,170)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2008	Forthe period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,175,929	$ 474,639
Net realized gain (loss)	26,201,577	2,293,363
Change in net unrealized appreciation (depreciation)	(81,277,676)	2,279,967
Net increase (decrease) in net assets resulting from operations	(48,900,170)	5,047,969
Distributions to shareholders from net investment income	(5,305,795)	(323,684)
Distributions to shareholders from net realized gain	(8,019,436)	(485,525)
Total distributions	(13,325,231)	(809,209)
Share transactions Proceeds from sales of shares	727,877,590	161,754,996
Reinvestment of distributions	13,279,880	805,832
Cost of shares redeemed	(202,303,302)	(18,766,825)
Net increase (decrease) in net assets resulting from share transactions	538,854,168	143,794,003
Total increase (decrease) in net assets	476,628,767	148,032,763

Net Assets
Beginning of period	148,032,763	-
End of period (including undistributed net investment income of $975,474 and undistributed net investment income of $150,955, respectively)	$ 624,661,530	$ 148,032,763
Other Information Shares
Sold	64,478,896	15,157,883
Issued in reinvestment of distributions	1,155,619	74,753
Redeemed	(18,224,274)	(1,749,532)
Net increase (decrease)	47,410,241	13,483,104

Financial Highlights

Years ended March 31,	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.11
Net realized and unrealized gain (loss)	(.53)	1.02
Total from investment operations	(.35)	1.13
Distributions from net investment income	(.12)	(.06)
Distributions from net realized gain	(.25)	(.09)
Total distributions	(.37)	(.15)
Net asset value, end of period	$ 10.26	$ 10.98
Total Return B, C	(3.53)%	11.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	1.59%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 624,662	$ 148,033
Portfolio turnover rate	16%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2008

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund and Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. For Freedom 2020 and Freedom 2030 certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 2,536,455,056	$ 62,058,243	$ (75,334,017)	$ (13,275,774)
Freedom 2000	1,781,749,123	52,008,681	(52,955,179)	(946,498)
Freedom 2005	1,087,531,310	22,244,277	(58,072,268)	(35,827,991)
Freedom 2010	13,802,151,196	719,746,514	(618,328,566)	101,417,948
Freedom 2015	7,418,176,052	143,576,491	(445,081,528)	(301,505,037)
Freedom 2020	19,888,075,273	1,298,445,079	(1,159,465,416)	138,979,663
Freedom 2025	7,042,592,505	135,530,509	(527,081,983)	(391,551,474)
Freedom 2030	13,563,953,562	878,261,160	(998,181,254)	(119,920,094)
Freedom 2035	4,200,497,866	78,915,299	(364,435,988)	(285,520,689)
Freedom 2040	7,185,264,884	396,177,391	(573,050,624)	(176,873,233)
Freedom 2045	725,265,722	2,697,130	(71,752,655)	(69,055,525)
Freedom 2050	703,661,761	1,938,305	(80,938,532)	(79,000,227)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Freedom Income	$ 9,072,911	$ 22,482,248
Freedom 2000	13,282,307	23,896,662
Freedom 2005	6,250,214	19,662,239
Freedom 2010	71,864,200	339,599,983
Freedom 2015	34,770,706	153,959,167
Freedom 2020	52,650,175	644,003,486
Freedom 2025	24,776,454	187,260,391
Freedom 2030	40,598,926	507,311,069
Freedom 2035	9,152,204	135,618,230
Freedom 2040	15,277,014	272,784,691
Freedom 2045	878,974	19,069,606
Freedom 2050	975,474	20,038,114

The tax character of distributions paid was as follows:

March 31, 2008
	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 107,091,796	$ 29,570,750	$ 136,662,546
Freedom 2000	73,158,266	30,024,478	103,182,744
Freedom 2005	31,943,294	22,985,461	54,928,755
Freedom 2010	465,353,311	352,912,631	818,265,942
Freedom 2015	189,127,878	145,896,326	335,024,204
Freedom 2020	591,316,757	698,033,767	1,289,350,524
Freedom 2025	145,931,304	139,646,496	285,577,800
Freedom 2030	316,812,946	463,095,329	779,908,275
Freedom 2035	75,685,645	94,694,086	170,379,731
Freedom 2040	160,469,566	267,278,786	427,748,352
Freedom 2045	9,971,128	4,971,459	14,942,587
Freedom 2050	9,045,964	4,279,267	13,325,231
March 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 86,708,489	$ 21,185,278	$ 107,893,767
Freedom 2000	57,556,325	15,349,518	72,905,843
Freedom 2005	18,552,082	11,661,104	30,213,186
Freedom 2010	342,380,352	251,521,052	593,901,404
Freedom 2015	87,757,936	79,882,334	167,640,270
Freedom 2020	350,069,505	527,297,107	877,366,612
Freedom 2025	61,438,179	79,869,885	141,308,064
Freedom 2030	177,512,467	383,647,228	561,159,695
Freedom 2035	30,773,037	48,966,652	79,739,689
Freedom 2040	88,785,152	176,506,907	265,292,059
Freedom 2045	631,239	378,743	1,009,982
Freedom 2050	485,525	323,684	809,209

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Purchases and Sales of Investments.

Purchases and redemptions of the affiliated Underlying Fund shares, including purchases and sales of securities received in connection with the reallocation of underlying fund investments (See Note 5), are noted in the table below:

	Purchases ($)	Redemptions ($)
Freedom Income	1,053,132,827	812,447,860
Freedom 2000	784,680,865	627,695,701
Freedom 2005	560,979,343	309,877,904
Freedom 2010	6,376,424,333	4,738,321,144
Freedom 2015	4,030,743,753	1,513,793,589
Freedom 2020	10,383,453,217	7,054,234,572
Freedom 2025	4,228,861,554	1,334,647,379
Freedom 2030	7,792,539,068	4,895,318,440
Freedom 2035	2,711,938,345	945,167,357
Freedom 2040	4,373,703,616	2,506,822,529
Freedom 2045	615,221,342	66,835,747
Freedom 2050	622,204,291	64,679,997

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated certain of the Funds' investments to include Underlying Funds with additional exposure to mega-cap stocks. This involved a taxable redemption of each Fund's interest in Fidelity Growth & Income Portfolio for securities in-kind, a rebalance of those securities, and a non-taxable exchange of those securities for shares of Fidelity 100 Index Fund. Realized gains and losses on security sales in connection with the rebalancing are presented in the accompanying Statement of Operations as "Net realized gain (loss) on unaffiliated issuers".

Details of the redemption in-kind with the related gain/loss for each Fund are presented in the accompanying table:

	Value of Securities and Cash Received	Realized Gain/Loss
Freedom Income	$ 32,684,813	$ 3,307,260
Freedom 2000	43,992,255	2,133,841
Freedom 2005	47,979,844	(1,134,247)
Freedom 2010	707,275,930	1,599,422
Freedom 2015	327,665,828	(7,904,359)
Freedom 2020	1,441,428,180	(12,095,804)
Freedom 2025	323,032,574	(8,448,127)
Freedom 2030	1,123,708,170	(18,528,180)
Freedom 2035	213,127,783	(4,817,116)
Freedom 2040	565,227,387	(7,781,084)

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

6. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Freedom 2010	$ 5,631,000	4.56%	$ 714
Freedom 2020	11,475,000	4.56%	1,454

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses.

During the period ended March 31, 2008, this reimbursement reduced each Fund's expenses by the following:

Reimbursement from adviser

Freedom Income	$ 9,423
Freedom 2000	6,653
Freedom 2005	3,726
Freedom 2010	53,951
Freedom 2015	23,262
Freedom 2020	77,367
Freedom 2025	20,833
Freedom 2030	50,524
Freedom 2035	12,302
Freedom 2040	25,687
Freedom 2045	1,381
Freedom 2050	1,353

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom 2010	Freedom 2020	Freedom 2030	Freedom 2040
Fidelity 100 Index Fund	15%	27%	20%	11%
Fidelity Disciplined Equity Fund	-	17%	14%	-
Fidelity Europe Fund	10%	19%	16%	-
Fidelity Government Income Fund	13%	13%	-	-
Fidleity High Income Fund	-	15%	10%	-
Fidelity Intermediate Bond Fund	10%	10%	-	-
Fidelity Investment Grade Bond Fund	13%	13%	-	-
Fidelity Japan Fund	-	16%	13%	-
Fidelity Short-Term Bond Fund	10%	-	-	-
Fidelity Small Cap Growth Fund	-	11%	-	-
Fidelity Small Cap Opportunities Fund	11%	22%	18%	10%
Fidelity Small Cap Value Fund	-	12%	10%	-
Fidelity Strategic Real Return Fund	18%	18%	-	-

Annual Report

8. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity 100 Index Fund	96%
Fidelity Capital & Income Fund	30%
Fidelity Disciplined Equity Fund	68%
Fidelity Equity-Income Fund	28%
Fidelity Europe Fund	71%
Fidelity Government Income Fund	48%
Fidelity High Income Fund	55%
Fidelity Intermediate Bond Fund	34%
Fidelity Investment Grade Bond Fund	43%
Fidelity Japan Fund	61%
Fidelity Mid-Cap Stock Fund	29%
Fidelity Overseas Fund	34%
Fidelity Short-Term Bond Fund	28%
Fidelity Small Cap Growth Fund	44%
Fidelity Small Cap Opportunities Fund	87%
Fidelity Small Cap Value Fund	47%
Fidelity Strategic Real Return Fund	65%
Fidelity Total Bond Fund	30%
Fidelity Value Fund	26%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 19, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund's activities, review contractual arrangements with companies that provide services to each Freedom Fund, and review each Freedom Fund's performance. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment:2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (51)

Year of Election or Appointment: 2007

Vice President of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present) and Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 1998, 2000, 2003, or 2006

Secretary of Freedom Income (1998), Freedom 2000 (1998), Freedom 2005 (2003), Freedom 2010 (1998), Freedom 2015 (2003), Freedom 2020 (1998), Freedom 2025 (2003), Freedom 2030 (1998), Freedom 2035 (2003), Freedom 2040 (2000), Freedom 2045 (2006), and Freedom 2050 (2006). He also serves as Secretary of other Fidelity funds; Senior Vice President (2007-present), General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President of FMR Co., Inc. (2001-2007) and FMR (1997-2007), and Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present).

R. Stephen Ganis (42)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Freedom Income (2004), Freedom 2000 (2004), Freedom 2005 (2004), Freedom 2010 (2004), Freedom 2015 (2004), Freedom 2020 (2004), Freedom 2025 (2004), Freedom 2030 (2004), Freedom 2035 (2004), Freedom 2040 (2004), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Freedom Income (2004), Freedom 2000 (2004), Freedom 2005 (2004), Freedom 2010 (2004), Freedom 2015 (2004), Freedom 2020 (2004), Freedom 2025 (2004), Freedom 2030 (2004), Freedom 2035 (2004), Freedom 2040 (2004), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	05/05/08	05/02/08	$0.040	$0.100
Fidelity Freedom 2000 Fund	05/12/08	05/09/08	$0.100	$0.160
Fidelity Freedom 2005 Fund	05/12/08	05/09/08	$0.060	$0.215
Fidelity Freedom 2010 Fund	05/12/08	05/09/08	$0.080	$0.340
Fidelity Freedom 2015 Fund	05/12/08	05/09/08	$0.050	$0.255
Fidelity Freedom 2020 Fund	05/12/08	05/09/08	$0.030	$0.475
Fidelity Freedom 2025 Fund	05/12/08	05/09/08	$0.040	$0.335
Fidelity Freedom 2030 Fund	05/12/08	05/09/08	$0.040	$0.570
Fidelity Freedom 2035 Fund	05/12/08	05/09/08	$0.020	$0.425
Fidelity Freedom 2040 Fund	05/12/08	05/09/08	$0.020	$0.340
Fidelity Freedom 2045 Fund	05/12/08	05/09/08	$0.015	$0.270
Fidelity Freedom 2050 Fund	05/12/08	05/09/08	$0.020	$0.290

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$35,538,939
Fidelity Freedom 2000 Fund	$36,367,261
Fidelity Freedom 2005 Fund	$28,074,925
Fidelity Freedom 2010 Fund	$417,637,001
Fidelity Freedom 2015 Fund	$200,172,683
Fidelity Freedom 2020 Fund	$821,980,045
Fidelity Freedom 2025 Fund	$226,825,393
Fidelity Freedom 2030 Fund	$595,405,058
Fidelity Freedom 2035 Fund	$163,153,378
Fidelity Freedom 2040 Fund	$349,572,255
Fidelity Freedom 2045 Fund	$21,923,667
Fidelity Freedom 2050 Fund	$22,531,935

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund	2.79%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Income Fund
April 2007	0%
May 2007	2%
June 2007	3%
July 2007	3%
August 2007	3%
September 2007	3%
October 2007	3%
November 2007	3%
December 2007	3%
February 2008	4%
March 2008	4%
Fidelity Freedom 2000 Fund
May 2007	0%
December 2007	4%
Fidelity Freedom 2005 Fund
May 2007	1%
December 2007	8%
Fidelity Freedom 2010 Fund
May 2007	0%
December 2007	8%
Fidelity Freedom 2015 Fund
May 2007	0%
December 2007	10%
Fidelity Freedom 2020 Fund
May 2007	1%
December 2007	12%
Fidelity Freedom 2025 Fund
May 2007	1%
December 2007	14%
Fidelity Freedom 2030 Fund
May 2007	2%
December 2007	18%
Fidelity Freedom 2035 Fund
May 2007	4%
December 2007	18%
Fidelity Freedom 2040 Fund
May 2007	5%
December 2007	18%
Fidelity Freedom 2045 Fund
May 2007	2%
December 2007	16%
Fidelity Freedom 2050 Fund
May 2007	1%
December 2007	18%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
April 2007	1%
May 2007	4%
June 2007	6%
July 2007	6%
August 2007	6%
September 2007	6%
October 2007	6%
November 2007	6%
December 2007	6%
February 2008	0%
March 2008	0%
Fidelity Freedom 2000 Fund
May 2007	1%
December 2007	7%
Fidelity Freedom 2005 Fund
May 2007	2%
December 2007	17%
Fidelity Freedom 2010 Fund
May 2007	1%
December 2007	18%
Fidelity Freedom 2015 Fund
May 2007	1%
December 2007	21%
Fidelity Freedom 2020 Fund
May 2007	1%
December 2007	26%
Fidelity Freedom 2025 Fund
May 2007	2%
December 2007	30%
Fidelity Freedom 2030 Fund
May 2007	4%
December 2007	37%
Fidelity Freedom 2035 Fund
May 2007	10%
December 2007	39%
Fidelity Freedom 2040 Fund
May 2007	6%
December 2007	39%
Fidelity Freedom 2045 Fund
May 2007	6%
December 2007	38%
Fidelity Freedom 2050 Fund
May 2007	1%
December 2007	44%

The funds will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY (Freedom Income, Freedom 2000,

2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040)

Mellon Bank, N.A.

Pittsburgh, PA (Freedom 2045, 2050)

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FF-UANNPRO-0508
1.814503.103

Item 2. Code of Ethics

As of the end of the period, March 31, 2008, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A,B
Fidelity Freedom Income Fund	$20,000	$26,000
Fidelity Freedom 2000 Fund	$20,000	$25,000
Fidelity Freedom 2005 Fund	$20,000	$23,000
Fidelity Freedom 2010 Fund	$20,000	$43,000
Fidelity Freedom 2015 Fund	$20,000	$28,000
Fidelity Freedom 2020 Fund	$20,000	$50,000
Fidelity Freedom 2025 Fund	$20,000	$26,000
Fidelity Freedom 2030 Fund	$20,000	$39,000
Fidelity Freedom 2035 Fund	$20,000	$24,000
Fidelity Freedom 2040 Fund	$20,000	$30,000
Fidelity Freedom 2045 Fund	$20,000	$14,000
Fidelity Freedom 2050 Fund	$20,000	$14,000
All funds in the Fidelity Group of Funds audited by PwC	$13,800,000	$14,200,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Freedom 2045 and Fidelity Freedom 2050 commenced operations on June 1, 2006.

For the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A,B
Fidelity Advisor Freedom Income Fund	$22,000	$17,000
Fidelity Advisor Freedom 2005 Fund	$22,000	$17,000
Fidelity Advisor Freedom 2010 Fund	$22,000	$18,000
Fidelity Advisor Freedom 2015 Fund	$22,000	$18,000
Fidelity Advisor Freedom 2020 Fund	$22,000	$20,000
Fidelity Advisor Freedom 2025 Fund	$22,000	$18,000
Fidelity Advisor Freedom 2030 Fund	$22,000	$19,000
Fidelity Advisor Freedom 2035 Fund	$22,000	$18,000
Fidelity Advisor Freedom 2040 Fund	$22,000	$18,000
Fidelity Advisor Freedom 2045 Fund	$21,000	$25,000
Fidelity Advisor Freedom 2050 Fund	$21,000	$25,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,000,000	$7,100,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Advisor Freedom 2045 and Fidelity Advisor Freedom 2050 commenced operations on June 1, 2006.

(b) Audit-Related Fees.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A,B
Fidelity Freedom Income Fund	$0	$0
Fidelity Freedom 2005 Fund	$0	$0
Fidelity Freedom 2010 Fund	$0	$0
Fidelity Freedom 2015 Fund	$0	$0
Fidelity Freedom 2020 Fund	$0	$0
Fidelity Freedom 2025 Fund	$0	$0
Fidelity Freedom 2030 Fund	$0	$0
Fidelity Freedom 2035 Fund	$0	$0
Fidelity Freedom 2040 Fund	$0	$0
Fidelity Freedom 2045 Fund	$0	$0
Fidelity Freedom 2050 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	Fidelity Freedom 2045 and Fidelity Freedom 2050 commenced operations on June 1, 2006.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A,B
Fidelity Advisor Freedom Income Fund	$0	$0
Fidelity Advisor Freedom 2005 Fund	$0	$0
Fidelity Advisor Freedom 2010 Fund	$0	$0
Fidelity Advisor Freedom 2015 Fund	$0	$0
Fidelity Advisor Freedom 2020 Fund	$0	$0
Fidelity Advisor Freedom 2025 Fund	$0	$0
Fidelity Advisor Freedom 2030 Fund	$0	$0
Fidelity Advisor Freedom 2035 Fund	$0	$0
Fidelity Advisor Freedom 2040 Fund	$0	$0
Fidelity Advisor Freedom 2045 Fund	$0	$0
Fidelity Advisor Freedom 2050 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	Fidelity Advisor Freedom 2045 and Fidelity Advisor Freedom 2050 commenced operations on June 1, 2006.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A,B
Fidelity Freedom Income Fund	$2,200	$1,700
Fidelity Freedom 2000 Fund	$2,200	$1,700
Fidelity Freedom 2005 Fund	$2,200	$1,700
Fidelity Freedom 2010 Fund	$2,200	$1,700
Fidelity Freedom 2015 Fund	$2,200	$1,700
Fidelity Freedom 2020 Fund	$2,200	$1,700
Fidelity Freedom 2025 Fund	$2,200	$1,700
Fidelity Freedom 2030 Fund	$2,200	$1,700
Fidelity Freedom 2035 Fund	$2,200	$1,700
Fidelity Freedom 2040 Fund	$2,200	$1,700
Fidelity Freedom 2045 Fund	$2,200	$1,600
Fidelity Freedom 2050 Fund	$2,200	$1,600
A	Aggregate amounts may reflect rounding.
B	Fidelity Freedom 2045 and Fidelity Freedom 2050 commenced operations on June 1, 2006.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A,B
Fidelity Advisor Freedom Income Fund	$4,500	$4,200
Fidelity Advisor Freedom 2005 Fund	$4,500	$4,200
Fidelity Advisor Freedom 2010 Fund	$4,500	$4,200
Fidelity Advisor Freedom 2015 Fund	$4,500	$4,200
Fidelity Advisor Freedom 2020 Fund	$4,500	$4,200
Fidelity Advisor Freedom 2025 Fund	$4,500	$4,200
Fidelity Advisor Freedom 2030 Fund	$4,500	$4,200
Fidelity Advisor Freedom 2035 Fund	$4,500	$4,200
Fidelity Advisor Freedom 2040 Fund	$4,500	$4,200
Fidelity Advisor Freedom 2045 Fund	$5,600	$5,200
Fidelity Advisor Freedom 2050 Fund	$5,600	$5,200
A	Aggregate amounts may reflect rounding.
B	Fidelity Advisor Freedom 2045 and Fidelity Advisor Freedom 2050 commenced operations on June 1, 2006.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A,B
Fidelity Freedom Income Fund	$800	$1,300
Fidelity Freedom 2000 Fund	$800	$1,100
Fidelity Freedom 2005 Fund	$800	$900
Fidelity Freedom 2010 Fund	$800	$3,300
Fidelity Freedom 2015 Fund	$800	$1,500
Fidelity Freedom 2020 Fund	$800	$4,100
Fidelity Freedom 2025 Fund	$800	$1,300
Fidelity Freedom 2030 Fund	$800	$2,800
Fidelity Freedom 2035 Fund	$800	$1,100
Fidelity Freedom 2040 Fund	$800	$1,700
Fidelity Freedom 2045 Fund	$800	$600
Fidelity Freedom 2050 Fund	$800	$600
A	Aggregate amounts may reflect rounding.
B	Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 commenced operations on June 1, 2006.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A,B
Fidelity Advisor Freedom Income Fund	$0	$0
Fidelity Advisor Freedom 2005 Fund	$0	$0
Fidelity Advisor Freedom 2010 Fund	$0	$0
Fidelity Advisor Freedom 2015 Fund	$0	$0
Fidelity Advisor Freedom 2020 Fund	$0	$0
Fidelity Advisor Freedom 2025 Fund	$0	$0
Fidelity Advisor Freedom 2030 Fund	$0	$0
Fidelity Advisor Freedom 2035 Fund	$0	$0
Fidelity Advisor Freedom 2040 Fund	$0	$0
Fidelity Advisor Freedom 2045 Fund	$0	$0
Fidelity Advisor Freedom 2050 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 commenced operations on June 1, 2006.

In each of the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$175,000	$170,000
Deloitte Entities	$0	$0B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2008 and March 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate fees billed by PwC of $1,710,000A and $1,370,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A
Covered Services	$210,000	$210,000
Non-Covered Services	$1,500,000	$1,160,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended March 31, 2008 and March 31, 2007, the aggregate fees billed by Deloitte Entities of $580,000A and $915,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A,B
Covered Services	$55,000	$50,000
Non-Covered Services	$525,000	$865,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 28, 2008